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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-08895

ING Funds Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Floating Rate Fund
ING GNMA Income Fund
ING High Yield Bond Fund
ING Intermediate Bond Fund
ING Short Term Bond Fund
ING Strategic Income Fund

The schedules are not audited.

ING FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: 94.8%
		Aerospace & Defense: 1.2%
396,000		Data Device Corp. (DDC), 1st Lien Term Loan, 7.500%, 06/15/18	$394,020	0.1
2,456,250		Delta Airlines, Inc., Corporate Term Loan, 5.000%, 04/20/17	2,464,835	0.5
1,496,250		Delta Airlines, Inc., Pacific Routes Term Loan B-1, 4.000%, 10/18/18	1,496,250	0.3
498,750		DigitalGlobe Inc., Term Loan, 3.750%, 01/31/20	498,594	0.1
900,000		US Airways Group, Inc., Term Loan B1, 4.250%, 05/15/19	889,875	0.2
			5,743,574	1.2

		Air Transport: 0.4%
2,000,000	(1)	United Airlines, Inc., Term Loan, 4.000%, 03/30/19	2,004,500	0.4

		Automotive: 2.9%
997,494	(1)	Allison Transmission, Inc., Term Loan B-2, 08/07/17	1,002,274	0.2
1,000,000	(1)	Allison Transmission, Inc., Term Loan B-3, 08/24/19	1,006,406	0.2
2,947,500		Chrysler Group LLC, Term Loan B, 6.000%, 05/24/17	2,986,554	0.6
1,243,750		FleetPride Corporation, First Lien Term Loan, 5.250%, 12/31/19	1,208,770	0.2
1,591,397		Fram Group Holdings Inc., First Lien Term Loan, 6.500%, 07/28/17	1,571,505	0.3
498,690		Fram Group Holdings Inc., Second Lien Term Loan, 10.500%, 01/29/18	484,976	0.1
978,411		KAR Auction Services, Inc., Term Loan B, 3.750%, 05/15/17	982,692	0.2
343,125		Key Safety Systems, Inc., Term Facility, 4.750%, 05/15/18	344,948	0.1
2,392,373	(1)	Metaldyne, LLC, Term Loan B, 5.000%, 12/15/18	2,398,354	0.5
295,901		Schrader International, Lux Term Loan, 5.000%, 04/27/18	295,716	0.1
228,139		Schrader International, US Term Loan, 5.000%, 04/27/18	227,996	0.0
274,313		TI Group Automotive Systems, L.L.C., Term Loan B, 5.500%, 03/31/19	276,795	0.1
248,125		Transtar Holding Company, 1st Lien Term Loan, 5.500%, 09/30/18	250,606	0.1
733,700		UCI International, Inc., Term Loan B, 5.500%, 07/26/17	738,285	0.2
			13,775,877	2.9

		Beverage & Tobacco: 0.6%
3,000,000		ARAMARK, Term Loan D, 4.000%, 08/15/19	3,013,500	0.6

		Brokers, Dealers & Investment Houses: 0.4%
1,750,000		Nuveen Investments, Inc., First Lien Term Loan, 4.195%, 05/13/17	1,744,750	0.4

		Building & Development: 1.7%
1,200,000		American Builders & Contractors Supply Co., Inc., Term Loan B, 3.500%, 04/16/20	1,193,571	0.2
350,000		Capital Automotive L.P., 2nd Lien Term Loan, 6.000%, 04/30/20	357,875	0.1
2,311,409	(1)	Capital Automotive L.P., Term Loan, 4.000%, 04/01/19	2,312,854	0.5
1,202,564		Custom Building Products, Inc., Term Loan B, 6.000%, 12/14/19	1,213,838	0.2
810,475		NCI Building Systems, Inc., Term Loan, 8.000%, 06/21/18	823,519	0.2
888,784		Roofing Supply Group, Term Loan B, 5.000%, 05/31/19	888,413	0.2
1,442,750		Wilsonart LLC, Term Loan B, 5.500%, 10/31/19	1,432,381	0.3
			8,222,451	1.7

		Business Equipment & Services: 12.7%
1,198,682		Acosta, Inc., Term Loan D, 5.000%, 03/02/18	1,206,549	0.3
428,571		Advantage Sales & Marketing, Inc., Upsized 2nd Lien Term Loan, 8.250%, 06/18/18	430,714	0.1
1,205,941		Advantage Sales & Marketing, Inc., Upsized First Lien Term Loan, 4.250%, 12/18/17	1,208,705	0.3
500,000		AlixPartners LLP, Second Lien Term Loan, 10.750%, 12/15/19	508,750	0.1
2,977,544		AlixPartners LLP, Term Loan B-2, 4.500%, 06/15/19	2,986,849	0.6
675,000	(1)	Allflex Holdings III, Inc., 1st Lien Term Loan, 06/15/20	676,406	0.1
475,000	(1)	Allflex Holdings III, Inc., 2nd Lien Term Loan, 06/15/21	479,156	0.1
1,630,763		Avaya Inc., Term B-3 Loan, 4.788%, 10/26/17	1,431,921	0.3
1,739,905		Avaya Inc., Term B-5 Loan, 8.000%, 03/31/18	1,634,423	0.3
1,965,870		Catalent Pharma Solutions, Inc., Dollar term-2 loan, 5.250%, 09/15/17	1,960,955	0.4
950,000		Coinmach Service Corp., First Lien Term Loan, 4.250%, 11/15/19	948,416	0.2

See Accompanying Notes to Financial Statements

ING FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
623,438		Corporate Executive Board, Term LoanB, 5.000%, 08/02/19	$625,386	0.1
1,830,000		CorpSource Finance Holdings, LLC, 1st Lien Term Loan, 5.250%, 04/30/17	1,834,575	0.4
930,000		CorpSource Finance Holdings, LLC, 2nd Lien, 8.750%, 04/30/18	939,300	0.2
1,818,369	(1)	First American Payment Systems, 1st Lien Term Loan, 5.750%, 09/30/18	1,825,946	0.4
375,000		First American Payment Systems, 2nd Lien, 10.750%, 03/30/19	378,516	0.1
2,000,000		First Data Corporation, 2017 New Term Loan, 4.199%, 03/24/17	1,963,500	0.4
1,500,000		First Data Corporation, 2018 Term Loan, 4.204%, 03/24/18	1,465,312	0.3
497,500		Garda World Security Corp., Term Loan B, 4.500%, 10/31/19	500,920	0.1
1,410,772	(1)	GCA Services, Term Loan B, 5.250%, 10/31/19	1,415,180	0.3
3,217,205		Go Daddy Operating Company, LLC, Term Loan, 4.250%, 12/17/18	3,208,159	0.7
500,000		Interactive Data Corporation, Term Loan B, 3.750%, 02/11/18	498,437	0.1
450,000		Intertrust Group, Term loan B, 4.693%, 02/04/20	451,406	0.1
675,000		ION Trading Technologies Limited, First lien term loan, 4.500%, 05/30/20	672,750	0.1
450,000		ION Trading Technologies Limited, Second lien term loan, 8.250%, 05/30/21	448,875	0.1
500,000		ISS Holding A/S, Term loan B12, 3.026%, 04/30/18	500,859	0.1
715,000		Learning Care Group, Term loan, 6.000%, 05/15/19	713,659	0.1
3,000,000	(1)	Legal Shield, First Lien Term Loan, 05/30/19	2,985,000	0.6
1,000,000	(1)	Legal Shield, Second Lien Term Loan, 05/30/20	995,625	0.2
1,476,250		Mercury Payment Systems LLC, Term Loan B Inc, 5.500%, 07/01/17	1,496,548	0.3
1,200,938		Property Data I, Inc., Term Loan B, 7.000%, 12/21/16	1,203,190	0.2
1,450,000		RentPath, Inc., Term Loan B, 6.250%, 05/31/20	1,422,813	0.3
497,500		SGS International, Term Loan, 5.000%, 10/15/19	499,366	0.1
1,500,000	(1)	Ship US Bidco, Inc. (Worldpay), Term Loan B2$, 11/30/19	1,512,375	0.3
1,040,000	(1)	Ship US Bidco, Inc. (Worldpay), Term Loan C2$, 11/30/19	1,047,476	0.2
2,200,000	(1)	StoneRiver Group, LP, 1st Lien, 4.500%, 11/30/19	2,186,708	0.5
260,000		StoneRiver Group, LP, 2nd Lien, 8.500%, 05/31/20	259,025	0.1
723,188		Sungard Data Systems Inc, Term Loan B, Tranche D, 4.500%, 01/31/20	726,351	0.2
1,375,000		Sungard Data Systems Inc, Term Loan B, Tranche E, 4.000%, 03/15/20	1,380,730	0.3
2,815,450	(1)	SurveyMonkey.com, LLC, Term Loan B, 5.500%, 02/05/19	2,843,604	0.6
311,111		Sutherland Global Services, Term Loan Cayman, 7.250%, 03/15/19	311,111	0.1
688,889		Sutherland Global Services, Term Loan US, 7.250%, 03/15/19	688,889	0.1
362,615		Trans Union LLC, Term Loan, 4.250%, 02/15/19	364,881	0.1
498,750		Transfirst Holdings, Inc., First Lien Term Loan, 6.250%, 12/27/17	500,205	0.1
143,539		U.S. Security Associates Holdings, Inc., Delayed Draw Term Loan, 6.000%, 07/28/17	144,705	0.0
828,042		U.S. Security Associates Holdings, Inc., New Term Loan, 6.000%, 07/28/17	834,770	0.2
110,829		Verifone, Inc., Term Loan B, 4.250%, 12/31/18	110,875	0.0
332,500		Vestcom International, Inc., Term Loan, 7.005%, 12/26/18	334,994	0.1
400,000		Wash Multi-Family Services, Term Loan, 5.250%, 01/31/19	402,500	0.1
2,131,410		Web.com Group, Inc., 1st Lien Term Loan, 5.500%, 10/27/17	2,153,612	0.4
500,000	(1)	Websense, Inc., 2nd Lien Term Loan, 12/27/20	501,250	0.1
1,150,000	(1)	Websense, Inc., Term Loan B, 06/27/20	1,151,438	0.2
3,463,040		West Corp, Term Loan B-8, 4.250%, 07/15/18	3,469,101	0.7
364,088		WIS International, First Lien, 5.753%, 12/01/18	366,136	0.1
250,000		WIS International, Second Lien, 10.250%, 06/01/19	256,250	0.1
			61,065,152	12.7

		Cable & Satellite Television: 3.0%
694,389		Atlantic Broadband, Term LoanB, 4.500%, 12/31/19	692,509	0.2
1,140,000		Mediacom Broadband LLC, Term LoanH, 3.250%, 01/01/21	1,132,868	0.2
600,000		New Wave Communications, Term Loan, 5.000%, 03/31/20	600,000	0.1

See Accompanying Notes to Financial Statements

ING FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
1,256,873		RCN Cable, Term LoanB, 6.250%, 02/25/20	$1,267,863	0.3
872,200		San Juan Cable LLC, ‘1st Lien, 6.000%, 06/09/17	875,471	0.2
1,110,000		UPC Broadband Holding B.V, Term Loan AH, 3.250%, 06/30/21	1,106,185	0.2
5,000,000		Virgin Media Investment Holdings Limited, Term loan B, 3.500%, 02/13/20	4,960,940	1.0
845,750		WaveDivision Holdings LLC, New Term LoanB, 4.000%, 10/01/19	844,340	0.2
2,871,054		Wideopenwest Finance, LLC, Term LoanB, 4.750%, 03/27/19	2,882,720	0.6
			14,362,896	3.0

		Chemicals & Plastics: 5.7%
2,250,000		Arysta LifeScience Corporation, 1st Lien Term Loan, 4.500%, 05/29/20	2,242,012	0.5
4,413,938		Axalta Coating Systems (fka DuPont Performance Coatings), Term Loan B, 4.750%, 02/01/20	4,423,004	0.9
694,710		AZ Chem US Inc., Term Loan B, 5.256%, 12/17/17	700,616	0.1
845,560		Chemtura Corporation, Term Loan, 5.590%, 08/27/16	850,845	0.2
1,950,000		Cyanco Intermediate Corp., Term Loan B, 5.500%, 05/01/20	1,948,781	0.4
325,000		Houghton International, Inc., 2nd Lien Term Loan, 9.500%, 12/20/20	329,672	0.1
248,750		Houghton International, Inc., US 1st Lien Term Loan, 5.250%, 12/20/19	249,942	0.1
3,968,801	(1)	Ineos US Finance LLC, Cash Dollar Term Loan, 6.500%, 05/04/18	3,903,896	0.8
2,000,000	(1)	Ineos US Finance LLC, Cash Dollar Term Loan, 05/04/18	1,967,292	0.4
549,458		KLEOPATRA LUX 2 S.|$$|AGA. R.L, new Term Loan B, 5.750%, 12/21/16	552,892	0.1
900,000		MacDermid, Inc., First Lien Term Loan, 4.000%, 06/07/20	898,312	0.2
329,196		Monarch, First lien term loan B-1, 4.500%, 10/01/19	329,608	0.1
170,804		Monarch, First lien term loan B-2, 4.500%, 10/01/19	171,017	0.0
250,000		Monarch, Second lien term loan, 8.250%, 04/01/20	253,750	0.1
1,175,000	(1)	Oxea S.a.r.l., First lien term loan, 12/04/19	1,170,594	0.2
570,000	(1)	Oxea S.a.r.l., Second lien term loan, 06/04/20	568,033	0.1
1,750,000		Tronox Pigments (Netherlands) BV, Term Loan, 4.500%, 03/20/20	1,761,251	0.4
3,743,082		Univar Inc., Term Loan B, 5.000%, 06/30/17	3,669,976	0.8
1,145,500		Vantage Specialties Inc., Term Loan B, 5.000%, 02/11/18	1,154,807	0.2
			27,146,300	5.7

		Clothing/Textiles: 0.1%
42,575		Totes Isotoner Corporation, Delayed Draw 1st Ln Term Loan, 7.292%, 07/07/17	42,841	0.0
410,603		Totes Isotoner Corporation, First Ln Term Loan, 7.255%, 07/07/17	413,169	0.1
			456,010	0.1

		Conglomerates: 1.5%
1,942,468		Affinion Group, Inc., First Lien Term Loan, 6.500%, 10/10/16	1,850,548	0.4
360,000		Fender Musical Instruments Corp., Term Loan B, 5.750%, 03/31/19	362,016	0.1
423,000		Jason Incorporated, Term Loan, 5.000%, 03/01/19	423,000	0.1
748,111		ServiceMaster Company, Extended Term Loan, 4.450%, 01/31/17	743,202	0.1
2,239,373		ServiceMaster Company, Term Loan, 4.250%, 02/28/17	2,220,899	0.5
692,484		Spectrum Brands, Inc., $US Term Loan, 4.507%, 10/31/19	695,657	0.1
484,107		Waterpik, Term Loan, 7.500%, 08/10/17	484,712	0.1
397,000		WireCo WorldGroup, Inc., Term Loan B, 6.000%, 02/15/17	396,007	0.1
			7,176,041	1.5

		Containers & Glass Products: 3.6%
265,000		Berlin Packaging, LLC, First Lien Term Loan, 4.750%, 04/05/19	265,000	0.1
2,493,750		Berry Plastics Corporation, Term D Loan, 3.500%, 02/01/20	2,469,516	0.5
298,500		Bway Holding Corporation, Term Loan B, 4.500%, 08/06/17	299,993	0.1
2,000,000	(1)	EveryWare, Inc., Term Loan, 7.500%, 04/17/20	2,015,000	0.4
2,161,169		Husky Injection Molding Systems, Ltd, Term Loan B, 5.750%, 06/30/18	2,164,208	0.4
2,045,000	(1)	Otter Products, Term LoanB, 05/17/19	2,050,965	0.4
2,325,000	(1)	Pact Group (USA) Inc, Term Loan, 3.750%, 05/29/20	2,316,281	0.5
936,846		Pro Mach, Inc, Term Loan, 5.000%, 07/06/17	937,140	0.2
3,556,695		Reynolds Group Holdings Inc, Term loan, 4.750%, 09/26/18	3,570,772	0.7

See Accompanying Notes to Financial Statements

ING FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
893,250		TricorBraun, Term Loan, 5.503%, 05/02/18	$897,716	0.2
324,000	(1)	WNA Holdings Inc (a.k.a Waddington Group), Term Loan (Canadian Borrower), 06/07/20	323,595	0.1
176,000	(1)	WNA Holdings Inc (a.k.a Waddington Group), Term Loan (US Borrower), 05/23/20	175,780	0.0
			17,485,966	3.6

		Cosmetics/Toiletries: 0.6%
1,000,000		KIK Custom Products, Inc., 1st Lien, 5.500%, 05/15/19	990,417	0.2
1,895,250		Sun Products Corporation (The), Term Loan B, 5.500%, 04/01/20	1,877,876	0.4
			2,868,293	0.6

		Drugs: 0.5%
1,000,000	(1)	Jazz Pharmaceuticals Inc., Term loan B, 06/12/18	1,005,000	0.2
962,500		Jazz Pharmaceuticals Inc., term loan, 5.250%, 05/30/18	967,313	0.2
337,121		Prestige Brands, Term B-1, 3.750%, 01/31/19	339,298	0.1
			2,311,611	0.5

		Ecological Services & Equipment: 1.4%
1,437,471		4L Holdings Inc., Term loan B, 6.765%, 05/06/18	1,437,471	0.3
4,761,112	(1)	ADS Waste Holdings, Inc., Term loan B, 4.250%, 10/01/19	4,752,185	1.0
297,000		WCA Waste Corporation, Term Loan B, 5.500%, 02/28/18	298,114	0.1
			6,487,770	1.4

		Electronics/Electrical: 5.4%
1,480,000		Attachmate Corporation, 1st Lien Term Loan, 7.272%, 11/15/17	1,486,872	0.3
500,000		Blackboard Inc., Second Lien Term Loan B, 11.500%, 10/01/19	510,833	0.1
2,463,912		Blackboard Inc., Term Loan B-2, 6.250%, 10/01/18	2,487,524	0.5
525,000		Blue Coat Systems, Inc., First Lien Term Loan, 4.500%, 05/23/19	524,344	0.1
997,500		CDW LLC, Term Loan B, 3.500%, 04/29/20	988,045	0.2
1,472,575		Epicor Software Corporation, Term Loan, 5.000%, 05/16/18	1,477,177	0.3
500,000		Eze Castle Software, Inc., 1st Lien Term Loan, 5.000%, 03/18/20	501,666	0.1
2,785,000		Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 5.000%, 03/01/20	2,766,725	0.6
683,288		Greeneden U.S. Holdings II, L.L.C., Term Loan, 4.000%, 02/08/20	684,569	0.1
466,406		Hyland Software, Inc., 1st Lien Term Loan, 5.500%, 10/24/19	466,639	0.1
1,801,471		Infor (US), Inc., Term Loan B2, 5.340%, 04/05/18	1,814,982	0.4
675,000		Infor (US), Inc., Term Loan B-3, 3.750%, 06/03/20	672,806	0.1
536,299		Kronos Incorporated, First Lien Term Loan, 4.500%, 10/30/19	539,986	0.1
409,208		Microsemi Corporation, Term Loan, 3.750%, 02/19/20	411,595	0.1
870,740		Open Link Financial, Inc., Term Loan, 7.750%, 10/28/17	872,373	0.2
2,681,013		RedPrairie Corporation, 1st Lien Term Loan, 6.750%, 12/14/18	2,694,418	0.6
500,000		RedPrairie Corporation, 2nd Lien Term Loan, 11.250%, 12/14/19	512,500	0.1
2,456,508		Riverbed Technology, Inc., Term Loan, 4.000%, 12/18/19	2,471,861	0.5
1,978,310		Sabre Inc., Term B Facility, 5.253%, 02/15/19	1,993,137	0.4
729,260		Spansion LLC, Term Loan, 5.250%, 12/15/18	733,818	0.2
1,310,842		SS&C Technologies Inc., Term Loan B-1, 5.000%, 06/01/19	1,306,746	0.3
135,604		SS&C Technologies Inc., Term Loan B-2, 5.000%, 06/01/19	135,180	0.0
			26,053,796	5.4

		Equipment Leasing: 0.2%
250,000		Brock Holdings, Inc., New 2nd Lien Term Loan, 10.000%, 03/16/18	254,375	0.0
745,922		Brock Holdings, Inc., New Term Loan B, 6.011%, 03/16/17	753,381	0.2
			1,007,756	0.2

		Financial Intermediaries: 0.5%
300,000		Duff & Phelps, Term Loan, 4.500%, 03/15/20	300,750	0.1
1,484,948		MIP Delaware, LLC, Term Loan, 4.000%, 03/05/20	1,488,660	0.3
673,313		MoneyGram International, Inc., Term Loan B, 4.250%, 04/01/20	674,154	0.1
			2,463,564	0.5

		Food Products: 1.8%
1,496,250		Advance Pierre Foods, 1st Lien Term Loan B, 5.750%, 06/30/17	1,508,096	0.3
1,000,000		Advance Pierre Foods, 2nd Lien Term Loan, 9.500%, 09/30/17	1,021,667	0.2

See Accompanying Notes to Financial Statements

ING FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
1,988,804	(1)	Atkins Nutritionals Holdings II, Inc., 1st Lien Term Loan, 6.250%, 03/31/19	$1,995,020	0.4
1,850,000	(1)	CSM Bakery Supplies, First Lien Term Loan, 06/30/20	1,841,906	0.4
500,000	(1)	CSM Bakery Supplies, Second Lien Term Loan, 06/30/21	497,500	0.1
896,625		Dole Food Company, Inc., Term Loan, 3.752%, 04/30/20	894,570	0.2
822,402		NPC International, Term Loan B, 4.500%, 12/28/18	832,168	0.2
			8,590,927	1.8

		Food Service: 1.4%
868,438		Burger King Corporation, Term Loan B, 3.750%, 09/24/19	873,245	0.2
497,998		Hearthside Food Solutions, LLC, Term Loan, 6.503%, 06/07/18	500,488	0.1
983,750		Landry’s Restaurants, Term Loan, 4.750%, 04/30/18	986,414	0.2
1,657,500		OSI Restaurant Partners, Inc., Term Loan, 3.500%, 10/09/19	1,653,875	0.3
545,875		P.F. Chang’s China Bistro, Inc., Term LoanB, 5.250%, 06/30/19	553,040	0.1
250,000		Seminole Hard Rock Entertainment, Inc., Term Loan, 3.500%, 05/15/20	250,625	0.1
2,100,000		Weight Watchers International, Inc., Term Loan B-2, 3.750%, 04/01/20	2,091,459	0.4
			6,909,146	1.4

		Food/Drug Retailers: 2.1%
544,645		Albertsons LLC, Term Loan B1, 4.250%, 05/10/16	544,815	0.1
1,355,355	(1)	Albertsons LLC, Term Loan B2, 4.750%, 05/10/19	1,347,449	0.3
625,000		Del Taco, Term Loan, 6.267%, 10/01/18	628,516	0.1
1,596,000		Rite Aid Corporation, Tranche 6 Term Loan, 4.000%, 02/28/20	1,597,197	0.3
1,675,121		Roundys Supermarkets, Inc., Term Loan B, 5.750%, 02/14/19	1,636,732	0.4
3,450,000	(1)	Sprouts Farmers Market, Term Loan, 4.500%, 04/15/20	3,454,313	0.7
1,099,348	(1)	Supervalu, Real Estate Term Loan, 03/31/19	1,094,310	0.2
			10,303,332	2.1

		Forest Products: 0.1%
400,000		Xerium Technologies, Inc., Term Loan B, 7.250%, 05/01/19	400,000	0.1

		Health Care: 7.4%
349,114		Alere US Holdings, LLC, Term Loan B, 4.254%, 06/30/17	350,859	0.1
809,524		Alliance Healthcare, Term loan B, 4.250%, 06/05/19	810,536	0.2
1,420,152		ATI Physical Therapy, Term loan B, 5.750%, 01/31/20	1,428,140	0.3
3,225,042		Bausch & Lomb, Inc., Term loan B, 5.250%, 04/30/19	3,233,508	0.7
1,651,143		Bright Horizons Family Solutions Inc., Term loan B, 4.003%, 01/31/20	1,658,780	0.3
450,000		BSN Medical, Term loan B1A, 5.000%, 08/28/19	453,750	0.1
518,161		CHG Medical Staffing, Inc., 1st lien term loan, 5.000%, 11/20/19	521,886	0.1
250,000		CHG Medical Staffing, Inc., Second lien term loan, 9.000%, 11/20/20	255,469	0.1
656,108		ConvaTec, Dollar term loan, 5.000%, 12/22/16	661,234	0.1
1,448,389		DJO Finance LLC, Tranche B-3 Term Loan, 6.250%, 09/15/17	1,461,063	0.3
598,500		Emdeon, Inc., B-2, 3.750%, 11/02/18	597,153	0.1
1,658,930		Envision Healthcare Corporation, Term loan B, 4.000%, 05/25/18	1,658,338	0.3
1,993,423		Grifols S.A, Term LoanB, 4.250%, 06/01/17	2,003,747	0.4
1,164,527		Hologic, Inc., Term Loan B, 4.500%, 08/31/19	1,169,895	0.2
1,075,346		Iasis Healthcare LLC, Term B-2, 4.500%, 05/03/18	1,076,153	0.2
982,600		Immucor, Inc., Term B-2 loan, 5.000%, 08/17/18	986,694	0.2
2,000,000		IMS Health Incorporated, Term Loan B, 3.750%, 09/01/17	2,002,750	0.4
2,024,935		Kinetic Concepts, Inc., C-1, 5.500%, 05/04/18	2,055,815	0.4
3,000,000	(1)	Onex Carestream Finance LP, 1st Lien, 05/31/19	2,963,439	0.6
760,000	(1)	Onex Carestream Finance LP, 2nd Lien, 11/30/19	746,067	0.2
350,000		Packaging Coordinators, Inc., 1st Lien Term Loan B, 5.500%, 05/31/20	351,750	0.1
2,734,391		Par Pharmaceutical Companies, Term Loan B, 4.250%, 09/28/19	2,721,938	0.6
1,014,602		Pharmaceutical Product Development, Inc., Term Loan B-1, 4.250%, 11/01/17	1,018,195	0.2
861,300		Press Ganey, 1st Lien, 5.250%, 04/30/18	858,070	0.2
118,421		Press Ganey, 2nd Lien, 8.250%, 08/31/18	119,605	0.0

See Accompanying Notes to Financial Statements

ING FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
350,040		Select Medical Corporation, Series C term loan B, 4.005%, 05/25/18	$352,155	0.1
375,000		Steward Health Care System LLC, Term Loan B, 6.750%, 03/30/20	377,691	0.1
692,125		Surgical Care Affiliates LLC, Incremental term loan, 5.500%, 06/29/18	695,586	0.1
250,000		Truven Health, Inc., Term Loan B, 4.500%, 05/23/19	249,375	0.1
1,710,737		United Surgical Partners International, Inc., Incremental term loan, 7.000%, 04/01/19	1,715,527	0.4
995,000		VWR International Inc., Term Loan B-1, 4.204%, 04/03/17	992,512	0.2
			35,547,680	7.4

		Home Furnishings: 1.3%
3,992,500	(1)	AOT Bedding Super Holdings, LLC, Term Loan B, 5.003%, 10/01/19	4,007,472	0.8
493,314		Hillman Group (The), Inc., Term Loan B, 4.250%, 05/31/17	494,547	0.1
839,395		Monitronics International, Inc., Term Loan B, 4.250%, 03/23/18	843,068	0.2
691,253		Protection One, Inc., Term Loan B, 5.750%, 03/15/19	694,710	0.2
17,336		Tempur-Pedic International, Inc., Term LoanB, 3.500%, 12/01/19	17,231	0.0
			6,057,028	1.3

		Industrial Equipment: 3.9%
540,253		Alliance Laundry Systems LLC, First Lien Term Loan, 4.500%, 12/10/18	544,980	0.1
673,313		Ameriforge Group Inc., 1st Lien Term Loan, 6.000%, 01/30/20	672,471	0.1
295,000		Ameriforge Group Inc., 2nd Lien Term Loan, 9.750%, 01/30/21	297,950	0.1
2,375,000		Apex Tool Group, Term Loan B, 4.500%, 02/01/20	2,379,947	0.5
897,750		Doncasters Group Limited, First lien Term Loan, 5.500%, 03/29/20	897,937	0.2
437,550		Edwards (Cayman Islands II) Limited (aka BOC Edwards), Term Loan B, 4.750%, 03/26/20	437,003	0.1
2,966,856		Generac Power Systems, Inc., Term Loan B, 6.250%, 05/15/20	2,949,241	0.6
3,188,994	(1)	Hamilton Sundstrand Industrial, Term Loan, 4.000%, 12/14/19	3,170,807	0.7
2,475,000		Harvey Gulf International Marine, LLC, Term Loan B, 5.500%, 06/14/20	2,481,188	0.5
3,380,000		Schaeffler AG, Term loan C, 4.250%, 01/27/17	3,388,450	0.7
1,409,886		Terex Corporation, Term Loan, 4.500%, 04/28/17	1,425,747	0.3
			18,645,721	3.9

		Insurance: 3.0%
1,995,000		Alliant Holdings, I, LLC, Term Loan B, 5.000%, 12/20/19	2,000,299	0.4
2,936,519	(1)	AmWINS Group, Inc., Term Loan, 5.000%, 09/30/19	2,948,265	0.6
1,930,650		Applied Systems Inc., 1st Lien Term Loan, 4.250%, 12/08/16	1,939,701	0.4
300,000		Applied Systems Inc., 2nd Lien Term Loan, 8.250%, 06/08/17	302,437	0.1
1,650,000	(1)	Cooper Gay Swett & Crawford, Ltd., 1st Lien Term Loan, 5.000%, 04/15/20	1,663,749	0.3
1,400,000		Cooper Gay Swett & Crawford, Ltd., 2nd Lien Term Loan, 8.250%, 10/15/20	1,414,000	0.3
2,100,000	(1)	National Financial Partners Corp., Term Loan B, 06/25/20	2,095,626	0.4
107,110		Sedgwick Holdings, Inc., 1st Lien Term Loan, 4.500%, 06/12/18	107,311	0.0
249,611		Sedgwick Holdings, Inc., Term Loan B-2, 4.000%, 05/28/16	249,818	0.1
1,694,000	(1)	USI, Inc., Term Loan B, 5.250%, 12/31/19	1,699,558	0.4
			14,420,764	3.0

		Leisure Good/Activities/Movies: 3.7%
1,457,447		24 Hour Fitness Worldwide, Inc, Term LoanB, 7.500%, 04/22/16	1,472,021	0.3
990,025		Delta2 Sarl Luxembourg (Formula One World Championship), Term loan B, 6.000%, 04/30/19	992,500	0.2
822,938		Equinox Holdings, Inc., First Lien Term Loan, 4.501%, 02/01/20	823,452	0.2
250,000		Equinox Holdings, Inc., Second Lien Term Loan, 9.750%, 06/30/20	250,156	0.0
762,656		FGI Operating, Add-On Term Loan, 5.500%, 04/30/19	765,517	0.2
4,381,741		Getty Images, Inc, Term Loan B, 4.750%, 10/31/19	4,347,234	0.9
500,000		Hoyts Group Holdings, First lien term loan, 4.000%, 05/31/20	500,000	0.1
1,375,000		Kasima, LLC (aka Digital Cinema Implementation Partners), Term Loan, 3.250%, 05/15/21	1,359,531	0.3
82,857		NEP/NCP Holdco, Inc, 2nd Lien, 9.500%, 07/23/20	85,343	0.0

See Accompanying Notes to Financial Statements

ING FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
248,750		NEP/NCP Holdco, Inc, Term LoanB, 4.750%, 01/22/20	$250,383	0.0
1,970,551		SRAM, LLC, First Lien Term Loan, 4.011%, 04/01/20	1,961,929	0.4
380,000	(1)	TWCC Holding Corporation, 2nd lien term loan, 11/20/20	384,750	0.1
305,000		Warner Music Group, Term Loan, 3.750%, 07/01/20	303,602	0.1
1,388,715	(1)	Wilton Brands, Inc., Term Loan, 7.500%, 08/31/18	1,387,847	0.3
2,990,000	(1)	Zuffa, LLC, Term Loan, 5.750%, 02/15/20	2,975,050	0.6
			17,859,315	3.7

		Lodging & Casinos: 4.3%
2,855,167	(1)	Boyd Gaming Corporation, Incremental Term Loan, 6.000%, 12/17/15	2,873,777	0.6
505,646		Caesars Entertainment Operating Company, Inc., Term Loan B5, 4.443%, 01/28/18	436,752	0.1
2,234,653		Caesars Entertainment Operating Company, Inc., Term Loan B6, 5.454%, 01/28/18	1,979,623	0.4
700,000		Caesars Octavius, LLC, Term Loan, 9.250%, 02/24/17	705,460	0.1
1,869,870		Cannery Casino Resorts, LLC, 1st Lien Term Loan, 6.000%, 10/01/18	1,873,376	0.4
675,000		Centaur Acquisition, LLC, 1st Lien Term Loan, 5.250%, 02/21/19	676,899	0.1
250,000		Centaur Acquisition, LLC, 2nd Lien Term Loan, 8.750%, 02/21/20	252,500	0.1
350,000	(1)	Horseshoe Baltimore, Funded Term Loan B, 05/31/20	356,125	0.1
1,995,000	(1)	MGM Resorts International, Term Loan B, 4.250%, 12/20/19	1,981,783	0.4
1,243,750		Peppermill Casinos, Inc., Term Loan B, 7.250%, 10/31/19	1,264,738	0.3
4,000,000	(1)	Scientific Games International, Inc., Term Loan B, 09/30/20	3,957,856	0.8
3,990,000	(1)	Station Casinos LLC, Term Loan, 5.000%, 02/28/20	3,997,980	0.8
305,556		Twin River Management Group, Inc., Term Loan B, 5.250%, 09/01/18	309,757	0.1
			20,666,626	4.3

		Nonferrous Metals/Minerals: 0.8%
907,725		Constellium Holdco BV, Term Loan B, 6.250%, 03/18/20	932,687	0.2
1,028,828		Fairmount Minerals, Ltd., Term Loan B, 5.250%, 03/15/17	1,031,722	0.2
1,875,000		Murray Energy Corporation, Term Loan B, 4.750%, 05/31/19	1,877,344	0.4
248,741		Noranda Aluminum Acquisition Corp., Term Loan, 5.750%, 02/28/19	243,766	0.0
			4,085,519	0.8

		Oil & Gas: 0.8%
250,000	(1)	Crestwood Holdings LLC, Term Loan, 05/30/19	252,188	0.1
2,221,533		FTS International, Inc. (fka FracTech), Term Loan (HoldCo), 8.500%, 05/06/16	2,150,126	0.4
525,000		Ruby Western Pipeline Holdings, LLC, Term Loan B, 3.500%, 03/30/20	523,687	0.1
350,000		Samson Investment Company, 2nd Lien Term Loan, 6.000%, 09/28/18	350,000	0.1
610,644		Tervita Corporation (fka CCS Inc.), Term Loan, 7.250%, 05/15/18	610,208	0.1
			3,886,209	0.8

		Publishing: 0.6%
698,250		Cenveo Corporation, Term Loan B, 6.250%, 03/31/20	698,250	0.2
997,500		McGraw Hill Global Education, Term LoanB, 9.000%, 03/29/19	985,280	0.2
399,000		Merrill Communications, LLC, Term Loan B, 7.250%, 03/30/18	400,663	0.1
753,944		R.H. Donnelley Corporation, TERM LOAN, 9.750%, 10/24/14	579,406	0.1
			2,663,599	0.6

		Radio & Television: 4.3%
683,101		Barrington Broadcasting Group, Term loan B, 7.500%, 06/30/17	683,955	0.1
2,476,399		Clear Channel Communications, Inc., Term Loan B, 3.854%, 01/28/16	2,270,858	0.5
1,889,566		Cumulus Media Holdings Inc., First Lien Term Loan B, 4.500%, 12/09/18	1,899,014	0.4
968,427		Cumulus Media Holdings Inc., Second Lien Term Loan B, 7.500%, 02/11/19	990,821	0.2
417,747		Entercom Communications Corporation, B-1, 5.028%, 11/22/18	422,621	0.1
1,618,425		FoxCo Acquisition, LLC, Term Loan B, 5.500%, 07/31/17	1,637,307	0.3
867,568		Gray Television, Inc., Term Loan B, 4.750%, 10/31/19	874,617	0.2

See Accompanying Notes to Financial Statements

ING FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
250,000		Hubbard Radio LLC, Tranche 1 term loan, 4.500%, 04/28/19	$251,250	0.1
207,480		Nexstar Broadcasting, Inc., Mission Term B Facility, 4.500%, 11/30/19	209,814	0.0
490,770		Nexstar Broadcasting, Inc., Nexstar Term B Facility, 4.500%, 11/30/19	496,291	0.1
1,875,000		Nine Entertainment, Term Loan, 3.500%, 02/06/20	1,871,094	0.4
343,000		Raycom TV Broadcasting, LLC, Termm Loan B, 4.250%, 05/31/17	346,430	0.1
740,000		Salem Communications Corporation, Term Loan B, 4.500%, 03/31/20	744,316	0.2
2,870,313	(1)	Univision Communications, Inc., New First Lien Term Loan 2020, 4.000%, 03/01/20	2,821,621	0.6
4,987,500		Univision Communications, Inc., Term LoanC 2, 4.750%, 02/13/20	4,951,874	1.0
			20,471,883	4.3

		Retailers (Except Food & Drug): 7.5%
2,573,577		Academy Ltd., Term Loan (2012 refi), 4.750%, 08/03/18	2,587,251	0.5
1,954,749		Bass Pro Group, LLC, Term Loan B, 4.042%, 11/20/19	1,956,166	0.4
4,079,526		BJs Wholesale Club, First Lien Term Loan, 4.250%, 09/27/18	4,075,063	0.8
1,363,364		BJs Wholesale Club, Second Lien Term Loan, 9.750%, 03/27/19	1,387,650	0.3
1,000,000	(1)	Burlington Coat Factory, Term LoanB (refi), 02/23/17	1,003,119	0.2
1,488,750		Harbor Freight Tools USA, Inc., Senior Secured Term Loan, 6.500%, 05/15/19	1,502,149	0.3
1,261,000		J.C. Penney Corporation, Inc., Senior Secured Term Loan, 6.000%, 05/23/18	1,264,590	0.3
488,390		Leslies Poolmart, Inc., Term Loan, 5.250%, 10/15/19	491,137	0.1
1,550,000		Michaels Stores, Inc., Term Loan B, 3.750%, 01/30/20	1,547,255	0.3
2,000,000		Neiman Marcus Group, Inc, Term Loan B, 4.000%, 05/15/18	1,996,094	0.4
561,429		Northern Tool & Equipment Company, Inc., Term Loan, 7.019%, 12/10/19	564,572	0.1
963,277		Ollie’s Holdings, Inc., Term Loan, 6.250%, 09/25/19	964,481	0.2
1,745,625		OneStopPlus, Term Loan B, 5.500%, 02/01/20	1,760,899	0.4
3,980,000		Party City Holdings Inc, Term Loan B, 4.250%, 07/27/19	3,976,271	0.8
917,056		Pep Boys, Term Loan B, 5.000%, 10/01/18	922,204	0.2
527,512	(1)	Pilot Travel Centers LLC, Incremental Term Loan B, 08/04/19	521,413	0.1
1,471,287	(1)	Pilot Travel Centers LLC, Term LoanB, 3.750%, 03/30/18	1,450,321	0.3
1,140,134		Savers, Term LoanB, 5.000%, 07/09/19	1,153,246	0.2
725,813		Sleepy’s Holdings, LLC, Term Loan, 7.250%, 03/19/19	730,349	0.2
796,000		Sportsman’s Warehouse, Inc., Term Loan, 8.500%, 11/15/18	799,980	0.2
1,326,933		The Gymboree Corporation, Term Loan B, 5.000%, 02/23/18	1,284,361	0.3
2,140,912	(1)	Toys “R” Us, Inc., Term Loan B-1, 6.000%, 09/01/16	2,113,705	0.4
329,762		Toys “R” Us, Inc., Term Loan B-2, 5.250%, 05/25/18	317,726	0.1
475,896		Toys “R” Us, Inc., Term LoanB-3, 5.250%, 05/25/18	457,752	0.1
1,241,056		Yankee Candle Company, Inc., Term Loan B, 5.250%, 04/02/19	1,245,192	0.3
			36,072,946	7.5

		Steel: 0.6%
2,885,750	(1)	FMG Resources (August 2006) Pty Ltd, Term Loan, 5.250%, 10/16/17	2,873,927	0.6

		Surface Transport: 0.6%
498,750		Baker Tanks, Inc., Term Loan, 4.250%, 02/15/20	496,672	0.1
1,000,000	(1)	Wabash National Corporation, Term Loan B, 05/15/19	1,005,417	0.2
1,151,281		Wabash National Corporation, Term Loan, 6.101%, 05/15/19	1,166,392	0.3
			2,668,481	0.6

		Telecommunications: 5.8%
1,000,000		Alcatel-Lucent, Asset Sale Loan, 6.250%, 07/23/16	1,012,500	0.2
1,343,250		Alcatel-Lucent, US Term Loan, 7.250%, 01/23/19	1,358,082	0.3
4,069,625		Asurion, LLC, Incremental Tranche B-1 Term Loan, 4.500%, 05/24/19	4,041,646	0.8
1,910,000	(1)	Asurion, LLC, Incremental Tranche B-2 Term Loan, 06/24/20	1,852,700	0.4
2,020,928		Consolidated Communications, Inc., Term Loan B-3, 5.250%, 12/31/18	2,037,348	0.4

See Accompanying Notes to Financial Statements

ING FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
575,000		Cricket Communications, Inc., Term Loan C, 4.750%, 04/16/20	$570,807	0.1
2,159,622		Global Tel*Link Corporation, First Lien Term Loan, 6.000%, 12/15/17	2,159,622	0.5
850,000	(1)	Global Tel*Link Corporation, Second Lien Term Loan, 11/23/20	833,000	0.2
2,000,000	(1)	Hawaiian Telcom Communications, Inc., Term Loan B, 05/31/19	2,005,000	0.4
250,000		Level 3 Financing, Inc, 2019 Term Loan, 5.250%, 08/01/19	250,521	0.1
2,000,000		Level 3 Financing, Inc, Tranche B-II 2019 Term Loan, 4.750%, 08/01/19	2,004,376	0.4
1,165,000		Lightower Fiber Networks, 1st Lien, 4.500%, 04/19/20	1,162,321	0.2
229,106		SBA Senior Finance II LLC, Incremental Term Loan, 3.750%, 09/25/19	229,679	0.0
250,000		Securus Technologies, Inc., 1st Lien Term Loan, 4.750%, 04/19/20	248,281	0.1
2,485,000	(1)	Syniverse Holdings, Inc., Term Loan B, 5.000%, 04/20/19	2,496,650	0.5
1,299,375		U.S. Telepacific Corp, First Lien Term Loan, 5.750%, 02/23/17	1,298,725	0.3
798,000		Windstream Corporation, Term Loan B-4, 3.500%, 01/23/20	800,161	0.2
3,399,286		Zayo Group, LLC, Term LoanB, 4.500%, 07/02/19	3,401,410	0.7
			27,762,829	5.8

		Utilities: 2.4%
1,992,500	(1)	Calpine Corp, Term Loan B-3, 4.500%, 10/09/19	1,991,566	0.4
1,300,000	(1)	Channelview Cogeneration, Term Loan, 05/15/20	1,310,833	0.3
3,270,769	(1)	Dynegy Inc., B-2 Term Loan, 4.000%, 04/15/20	3,258,504	0.7
749,052		EquiPower Resources Holdings, LLC, Term Loan B, 5.500%, 12/21/18	762,628	0.2
1,000,000	(1)	EquiPower Resources Holdings, LLC, Term Loan B, 12/15/18	995,000	0.2
1,125,000	(1)	EquiPower Resources Holdings, LLC, Term Loan C, 12/15/19	1,119,375	0.2
1,945,000	(1)	La Frontera Generation, LLC, Term Loan, 4.500%, 09/30/20	1,937,099	0.4
			11,375,005	2.4
		Total Loans
		(Cost $454,366,362)	454,650,744	94.8

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 18.5%
	Short-Term Investments: 18.5%
88,500,000	State Street Institutional Liquid Reserves Fund — Institutional Class
	(Cost $88,500,000)	88,500,000	18.5

	Total Short-Term Investments
	(Cost $88,500,000)	88,500,000	18.5

	Total Investments (Cost $542,866,362)	$543,150,744	113.3
	Liabilities in Excess of Other Assets	(63,656,141)	(13.3)
	Net Assets	$479,494,603	100.0

*	Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Trade pending settlement. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

Cost for federal income tax purposes is $542,874,243.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,421,359
Gross Unrealized Depreciation	(2,144,858)
Net Unrealized Appreciation	$276,501

See Accompanying Notes to Financial Statements

ING FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Loans	$—	$454,650,744	$—	$454,650,744
Short-Term Investments	88,500,000	—	—	88,500,000
Total Investments, at fair value	$88,500,000	$454,650,744	$—	$543,150,744
Other Financial Instruments+
Unfunded commitments	—	595	—	595
Total Assets	$88,500,000	$454,651,339	$—	$543,151,339
Liabilities Table
Other Financial Instruments+
Unfunded commitments	$—	$(10,125)	$—	$(10,125)
Total Liabilities	$—	$(10,125)	$—	$(10,125)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

See Accompanying Notes to Financial Statements

ING GNMA INCOME FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
979,239		Vendee Mortgage Trust, 3.750%, 10/15/41	$972,356	0 .1
		Total Collateralized Mortgage Obligations (Cost $1,044,912)	972,356	0 .1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 113.2%
		Federal Home Loan Mortgage Corporation: 3.6%##
17,503,764	ˆ	0.500%, due 07/15/36	286,036	0.0
5,367,963	ˆ	4.500%, due 12/15/40	1,041,425	0.1
1,304,518		5.000%, due 08/15/36	1,408,204	0.1
171,694		5.450%, due 03/01/37	184,055	0.0
144,376		5.450%, due 07/01/37	154,112	0.0
164,054		5.450%, due 12/01/37	175,866	0.0
126,188		5.450%, due 12/01/37	135,273	0.0
146,442		5.450%, due 05/01/38	157,112	0.0
1,877,268	ˆ	5.500%, due 09/15/35	343,070	0.0
592,361		5.625%, due 12/01/36	645,146	0.1
63,728		5.625%, due 01/01/37	68,977	0.0
540,957		5.625%, due 01/01/37	590,766	0.1
45,520		5.625%, due 01/01/37	49,154	0.0
40,708		5.625%, due 02/01/37	44,764	0.0
188,639		5.625%, due 03/01/37	203,823	0.0
82,537		5.625%, due 03/01/37	89,994	0.0
556,904		5.625%, due 03/01/37	609,043	0.1
92,080		5.625%, due 04/01/37	99,408	0.0
177,329		5.625%, due 06/01/37	191,391	0.0
102,525		5.625%, due 07/01/37	110,811	0.0
245,573		5.625%, due 07/01/37	265,566	0.0
24,539		5.625%, due 12/01/37	26,443	0.0
492,316		5.625%, due 02/01/38	535,018	0.1
173,670		5.650%, due 02/01/37	187,130	0.0
130,043		5.650%, due 02/01/37	140,127	0.0
380,583		5.700%, due 06/01/37	407,500	0.1
159,333		5.700%, due 09/01/37	170,602	0.0
162,709		5.700%, due 12/01/37	175,139	0.0
156,068		5.700%, due 01/01/38	167,990	0.0
161,997		5.790%, due 12/01/37	175,023	0.0
3,451,280	ˆ	5.908%, due 06/15/40	369,501	0.1
869,541		6.000%, due 03/15/34	980,176	0.1
11,660,559		6.000%, due 04/15/36	12,775,915	1.2
4,201,922		6.000%, due 05/15/36	4,577,674	0.5
151,323		6.050%, due 04/01/38	164,450	0.0
561,516		6.090%, due 12/01/37	617,552	0.1
3,046		7.000%, due 11/01/14	3,132	0.0
21,663		7.500%, due 12/01/14	22,377	0.0
31,319		7.500%, due 01/01/30	37,343	0.0
842,295	ˆ	7.750%, due 10/25/23	169,424	0.0
11,537		8.000%, due 01/01/30	11,739	0.0
22,355		9.500%, due 07/01/20	23,528	0.0
958,765		19.283%, due 03/15/35	1,447,347	0.2
700,251		21.267%, due 04/15/35	1,059,081	0.1
4,306,138		27.830%, due 04/15/32	5,940,097	0.6
			37,038,304	3.6
		Federal National Mortgage Association: 17.3%##
84,400,000	W	3.500%, due 03/25/27	86,602,308	8.3
5,089,393		3.500%, due 06/25/41	4,985,381	0.5
3,457,000		3.500%, due 09/25/42	3,282,629	0.3
9,007,957	ˆ	4.000%, due 05/25/42	1,786,295	0.2
2,489,995		4.000%, due 03/01/43	2,617,563	0.3
21,326,694		4.000%, due 03/15/43	22,416,810	2.1
4,001,504		4.000%, due 04/01/43	4,209,548	0.4
6,778,547		4.500%, due 09/01/41	7,189,442	0.7
12,996,093		4.500%, due 09/01/41	13,783,877	1.3
14,296,123		4.613%, due 11/25/33	14,865,216	1.4
1,722,233		5.000%, due 10/25/35	1,912,800	0.2
341,225		5.300%, due 09/01/36	372,953	0.0
133,625		5.300%, due 10/01/36	144,685	0.0
110,978		5.300%, due 10/01/36	119,913	0.0
426,823		5.300%, due 12/01/36	469,022	0.1
472,909		5.300%, due 12/01/36	515,237	0.1
236,132		5.300%, due 02/01/37	255,083	0.0
263,312		5.300%, due 04/01/37	284,375	0.0
342,775		5.300%, due 05/01/37	374,132	0.0
75,902		5.300%, due 06/01/37	81,943	0.0
713,963		5.300%, due 08/01/37	777,620	0.1
74,585		5.300%, due 10/01/37	80,876	0.0
353,907		5.500%, due 05/25/34	401,568	0.0
2,722,799		6.000%, due 10/25/37	3,105,469	0.3
594,899		6.000%, due 01/25/44	673,283	0.1
8,690,949	ˆ	6.057%, due 06/25/42	1,706,181	0.2
1,897		6.500%, due 06/01/14	1,927	0.0
210,501		6.500%, due 02/01/29	245,113	0.0
248,299		6.600%, due 07/01/27	276,119	0.0
113,992		6.600%, due 09/01/27	127,039	0.0
49,322		6.600%, due 11/01/27	54,968	0.0
40,117		6.600%, due 03/01/28	44,708	0.0
99,143		6.600%, due 06/01/28	110,740	0.0
3,853		7.000%, due 03/01/15	3,955	0.0
54,354		7.500%, due 05/01/28	58,236	0.0
1,725,053		8.000%, due 12/25/45	2,060,270	0.2
6,886		8.500%, due 08/01/15	6,928	0.0
7,675		8.500%, due 09/01/15	8,061	0.0
4,150,478		16.393%, due 05/25/35	5,236,334	0.5
			181,248,607	17.3
		Government National Mortgage Association: 92.3%
4,326,562	ˆ	0.190%, due 02/16/48	82,404	0.0
45,161,353	ˆ	0.250%, due 06/20/36	313,926	0.0
12,574,339		0.348%, due 09/20/59	12,539,772	1.2
33,096,236	ˆ	0.429%, due 01/16/50	970,590	0.1
35,098,479	ˆ	0.563%, due 11/16/46	858,744	0.1
9,363,659		0.570%, due 04/20/63	9,350,283	0.9
14,994,774		0.582%, due 07/20/41	15,089,698	1.4
9,930,367		0.598%, due 02/20/62	9,935,893	1.0
8,719,174		0.823%, due 11/16/39	8,849,050	0.9
4,273,653		0.842%, due 04/20/40	4,355,874	0.4
5,721,893		0.842%, due 06/20/40	5,729,732	0.6
79,308,895	ˆ	0.844%, due 01/16/51	3,002,373	0.3
5,515,638		0.852%, due 05/20/38	5,583,486	0.5
12,892,771		0.893%, due 01/16/40	13,106,650	1.3
1,617,586	ˆ	1.000%, due 06/16/37	43,509	0.0
3,166,349		1.112%, due 06/20/39	3,234,717	0.3
3,859,621		1.142%, due 09/20/38	3,952,999	0.4
11,461,660		1.232%, due 03/20/39	11,712,171	1.1
134,548		1.625%, due 11/20/27	140,412	0.0
169,258		1.625%, due 11/20/31	176,670	0.0
377,455		1.625%, due 12/20/31	393,984	0.0
97,814		1.625%, due 03/20/32	102,222	0.0
194,297		1.625%, due 10/20/32	202,806	0.0
62,176		1.625%, due 10/20/33	64,900	0.0
856,552		1.625%, due 10/20/34	894,078	0.1
1,841,140		1.625%, due 12/20/34	1,921,804	0.2

ING GNMA INCOME FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
248,597		1.625%, due 02/20/35	$259,804	0.0
295,092		1.625%, due 10/20/35	308,022	0.0
133,390		1.750%, due 04/20/24	139,250	0.0
111,432		1.750%, due 06/20/29	116,341	0.0
158,726		1.750%, due 08/20/31	165,943	0.0
182,915		1.750%, due 04/20/32	190,980	0.0
183,345		1.750%, due 04/20/32	191,428	0.0
283,313		1.750%, due 07/20/32	296,186	0.0
1,123,126		1.750%, due 08/20/32	1,174,149	0.1
134,171		1.750%, due 09/20/32	140,272	0.0
657,520		1.750%, due 08/20/33	683,809	0.1
860,081		1.750%, due 04/20/34	898,009	0.1
838,523		1.750%, due 06/20/34	875,501	0.1
389,239		1.750%, due 07/20/36	406,952	0.0
16,152,380	ˆ	2.046%, due 10/16/52	1,286,724	0.1
5,489,295		3.000%, due 03/20/43	5,355,608	0.5
62,935,654		3.500%, due 05/20/43	64,725,596	6.2
19,824,511		3.750%, due 05/20/42	20,386,713	2.0
20,298,184		3.750%, due 05/20/42	20,873,818	2.0
333,210		4.000%, due 05/20/33	352,814	0.0
410,656		4.000%, due 08/15/33	433,533	0.0
501,846		4.000%, due 01/15/34	528,592	0.1
216,205		4.000%, due 03/15/34	227,375	0.0
475,270		4.000%, due 08/20/35	501,513	0.1
5,813,971	ˆ	4.000%, due 04/20/38	674,442	0.1
3,038,615	ˆ	4.000%, due 08/20/39	929,849	0.1
1,240,604		4.000%, due 05/15/40	1,311,471	0.1
2,829,507		4.000%, due 06/20/40	2,835,549	0.3
12,547,522		4.000%, due 09/20/40	13,161,384	1.3
2,259,768		4.000%, due 12/16/40	2,365,320	0.2
1,657,481		4.000%, due 12/20/40	1,745,110	0.2
15,900,000		4.000%, due 03/20/41	16,665,187	1.6
5,034,056	ˆ	4.000%, due 04/20/41	942,737	0.1
13,088,928		4.000%, due 07/20/41	13,833,147	1.3
1,981,786		4.000%, due 10/20/41	2,054,786	0.2
2,580,684	ˆ	4.000%, due 03/20/42	496,405	0.1
4,103,237		4.000%, due 04/20/42	4,144,873	0.4
1,599,338		4.000%, due 09/15/42	1,698,094	0.2
30,786,732		4.000%, due 09/20/42	32,392,915	3.1
4,488,911		4.000%, due 10/20/42	4,723,013	0.5
10,054,977		4.000%, due 11/20/42	10,581,024	1.0
9,623,355		4.000%, due 02/20/43	10,125,153	1.0
104,600,000		4.000%, due 08/01/43	103,227,130	9.9
11,367,128	ˆ	4.500%, due 08/20/33	397,935	0.0
754,525		4.500%, due 10/20/33	802,292	0.1
328,721		4.500%, due 01/20/34	347,188	0.0
348,166		4.500%, due 01/20/34	367,725	0.0
490,383		4.500%, due 03/20/34	525,742	0.1
164,470		4.500%, due 05/20/34	173,710	0.0
340,639		4.500%, due 06/20/34	359,775	0.0
1,816,259	ˆ	4.500%, due 02/20/35	100,516	0.0
779,830		4.500%, due 10/20/35	828,322	0.1
1,714,826	ˆ	4.500%, due 02/20/36	116,714	0.0
42,432		4.500%, due 07/20/36	45,518	0.0
98,990		4.500%, due 08/20/36	106,594	0.0
599,982	ˆ	4.500%, due 12/20/37	58,932	0.0
3,339,318	ˆ	4.500%, due 02/20/38	163,887	0.0
541,764		4.500%, due 07/20/38	573,855	0.1
1,616,330		4.500%, due 07/20/38	1,712,071	0.2
14,831,408		4.500%, due 04/15/39	15,804,319	1.5
3,472,461	ˆ	4.500%, due 04/20/39	591,018	0.1
10,811,722		4.500%, due 05/16/39	11,454,252	1.1
4,761,000		4.500%, due 05/20/39	5,256,839	0.5
278,673		4.500%, due 06/20/39	288,121	0.0
3,162,620		4.500%, due 10/15/39	3,426,084	0.3
2,962,275		4.500%, due 11/15/39	3,211,229	0.3
2,663,828		4.500%, due 11/15/39	2,886,936	0.3
730,977		4.500%, due 12/15/39	792,371	0.1
2,351,877		4.500%, due 01/15/40	2,516,509	0.2
406,529		4.500%, due 01/20/40	423,925	0.0
9,117,758		4.500%, due 02/15/40	9,756,003	0.9
1,037,316		4.500%, due 06/15/40	1,109,929	0.1
511,331		4.500%, due 07/20/40	533,123	0.1
3,540,090		4.500%, due 08/20/40	3,753,972	0.4
4,721,432	ˆ	4.500%, due 06/16/41	957,561	0.1
526,861		4.500%, due 07/20/41	549,324	0.1
5,839,687		4.500%, due 09/20/41	6,295,501	0.6
1,020,829		4.500%, due 11/15/41	1,085,699	0.1
21,093,566	ˆ	4.500%, due 12/16/42	4,354,509	0.4
7,832,776		4.500%, due 01/20/43	8,442,005	0.8
1,990,008		4.546%, due 07/20/62	2,187,837	0.2
1,348,114		4.639%, due 08/20/42	1,485,440	0.2
11,327,956		4.660%, due 09/20/61	12,685,946	1.2
1,986,138		4.850%, due 05/20/40	2,131,249	0.2
4,448,568		4.861%, due 06/20/61	4,918,701	0.5
178,430		5.000%, due 05/15/18	192,124	0.0
427,542		5.000%, due 02/15/23	459,742	0.1
575,704		5.000%, due 02/15/24	621,452	0.1
333,739		5.000%, due 02/15/24	361,026	0.0
300,297		5.000%, due 02/15/24	324,846	0.0
505,904		5.000%, due 02/15/24	545,947	0.1
664,855		5.000%, due 03/15/24	717,652	0.1
264,311		5.000%, due 03/15/24	284,674	0.0
317,163		5.000%, due 03/15/24	341,098	0.0
449,623		5.000%, due 03/15/24	486,729	0.1
1,130,046		5.000%, due 03/15/24	1,219,925	0.1
165,506		5.000%, due 03/20/24	177,933	0.0
784,026		5.000%, due 04/15/24	846,270	0.1
532,113		5.000%, due 04/15/29	584,917	0.1
367,219		5.000%, due 04/15/30	405,798	0.0
4,807,147		5.000%, due 04/20/30	5,139,779	0.5
515,040		5.000%, due 10/15/30	566,564	0.1
436,049		5.000%, due 07/15/33	480,748	0.1
420,375		5.000%, due 10/20/33	454,800	0.1
205,024		5.000%, due 12/20/33	221,814	0.0
518,790		5.000%, due 12/20/33	561,275	0.1
261,681		5.000%, due 12/20/33	283,110	0.0
143,044		5.000%, due 02/20/34	153,981	0.0
206,207		5.000%, due 03/15/34	224,321	0.0
531,065		5.000%, due 04/15/34	580,044	0.1
271,474		5.000%, due 04/15/34	300,066	0.0
213,668		5.000%, due 07/20/34	230,005	0.0
5,085,307		5.000%, due 10/20/34	5,749,639	0.6
531,266		5.000%, due 12/20/34	571,887	0.1
144,876		5.000%, due 12/20/34	155,953	0.0
152,553		5.000%, due 01/15/35	166,470	0.0
134,762		5.000%, due 03/15/35	146,201	0.0
657,563		5.000%, due 03/15/35	715,420	0.1
2,866,151		5.000%, due 03/20/35	3,241,914	0.3
202,687		5.000%, due 04/15/35	219,893	0.0
968,768		5.000%, due 04/15/35	1,059,534	0.1
413,975		5.000%, due 04/15/35	456,157	0.1
188,560		5.000%, due 04/15/35	204,048	0.0
75,843		5.000%, due 05/15/35	84,529	0.0
378,194		5.000%, due 05/20/35	413,220	0.0
9,639,135	ˆ	5.000%, due 05/20/35	419,995	0.0
96,593		5.000%, due 06/15/35	104,533	0.0
263,384		5.000%, due 09/15/35	287,294	0.0
817,863	ˆ	5.000%, due 09/16/35	52,898	0.0
1,319,399		5.000%, due 10/20/35	1,492,056	0.2
1,953,311		5.000%, due 11/20/35	2,131,760	0.2
218,059		5.000%, due 12/15/35	235,642	0.0
1,131,286		5.000%, due 04/20/36	1,232,813	0.1
242,548		5.000%, due 05/20/37	260,404	0.0
245,923		5.000%, due 09/20/37	260,681	0.0
252,087		5.000%, due 12/20/37	270,644	0.0
723,406		5.000%, due 12/20/37	776,660	0.1
5,580,931	ˆ	5.000%, due 01/20/38	896,142	0.1
346,082		5.000%, due 01/20/38	370,614	0.0
174,481		5.000%, due 02/15/38	188,366	0.0

ING GNMA INCOME FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
133,274		5.000%, due 05/20/38	$140,044	0.0
597,074		5.000%, due 06/20/38	626,730	0.1
297,936		5.000%, due 06/20/38	312,684	0.0
732,289		5.000%, due 06/20/38	760,012	0.1
245,400		5.000%, due 08/20/38	254,592	0.0
590,148		5.000%, due 10/20/38	620,050	0.1
589,834		5.000%, due 11/20/38	611,915	0.1
834,996		5.000%, due 12/20/38	866,376	0.1
1,923,453		5.000%, due 01/20/39	2,022,341	0.2
708,405		5.000%, due 02/15/39	779,368	0.1
762,335		5.000%, due 03/15/39	849,538	0.1
1,029,000		5.000%, due 05/20/39	1,127,125	0.1
2,813,678	ˆ	5.000%, due 07/16/39	502,677	0.1
221,997		5.000%, due 07/20/39	233,351	0.0
873,000		5.000%, due 10/20/39	949,969	0.1
1,920,564		5.000%, due 11/15/39	2,123,548	0.2
4,032,895		5.000%, due 11/15/39	4,458,946	0.4
624,111		5.000%, due 11/15/39	688,611	0.1
3,717,518		5.000%, due 12/20/39	4,157,224	0.4
2,460,572		5.000%, due 12/20/39	2,677,327	0.3
10,957,112	ˆ	5.000%, due 03/20/40	2,041,047	0.2
1,087,212		5.000%, due 04/15/40	1,180,133	0.1
1,649,490		5.000%, due 05/15/40	1,814,111	0.2
37,684,697		5.000%, due 05/20/40	42,016,516	4.0
1,629,362		5.000%, due 09/15/40	1,777,119	0.2
2,590,232		5.000%, due 09/15/40	2,825,124	0.3
1,531,078	ˆ	5.000%, due 05/20/41	327,888	0.0
4,360,128		5.000%, due 07/20/41	4,717,626	0.5
304,628		5.100%, due 04/20/32	334,239	0.0
8,100,000		5.250%, due 01/20/38	9,121,831	0.9
6,088,795		5.357%, due 02/20/38	6,807,992	0.7
1,618,473		5.454%, due 04/16/39	1,770,700	0.2
13,952,806		5.473%, due 01/20/60	15,641,828	1.5
16,875,956	ˆ	5.488%, due 04/20/40	2,600,214	0.3
253,405		5.500%, due 08/20/24	278,827	0.0
5,766		5.500%, due 04/20/29	6,335	0.0
161,386		5.500%, due 12/20/32	177,986	0.0
1,131,413		5.500%, due 01/16/33	1,276,512	0.1
2,181,874		5.500%, due 01/17/33	2,447,756	0.2
3,561,324		5.500%, due 02/20/33	3,881,786	0.4
41,154		5.500%, due 04/15/33	45,314	0.0
74,693		5.500%, due 06/15/33	82,245	0.0
546,027		5.500%, due 08/20/33	602,020	0.1
1,699,700		5.500%, due 10/20/33	1,881,390	0.2
90,414		5.500%, due 11/20/33	98,889	0.0
712,953	ˆ	5.500%, due 11/20/33	17,721	0.0
167,669		5.500%, due 12/20/33	185,488	0.0
257,012		5.500%, due 01/15/34	292,758	0.0
225,000		5.500%, due 02/20/34	257,550	0.0
4,352,550		5.500%, due 03/16/34	4,999,248	0.5
265,963		5.500%, due 03/20/34	290,215	0.0
540,804		5.500%, due 04/15/34	606,106	0.1
961,885		5.500%, due 04/20/34	1,054,244	0.1
323,367		5.500%, due 04/20/34	372,608	0.0
75,106		5.500%, due 04/20/34	82,858	0.0
1,326,975		5.500%, due 04/20/34	1,447,977	0.1
301,897		5.500%, due 06/15/34	333,874	0.0
426,170		5.500%, due 06/20/34	469,658	0.1
220,157		5.500%, due 06/20/34	240,233	0.0
146,436		5.500%, due 07/20/34	161,543	0.0
377,147		5.500%, due 07/20/34	414,665	0.0
307,454		5.500%, due 08/20/34	335,489	0.0
210,510		5.500%, due 09/15/34	230,670	0.0
1,034,295		5.500%, due 09/15/34	1,134,499	0.1
337,905		5.500%, due 09/15/34	370,380	0.0
160,624		5.500%, due 10/15/34	180,163	0.0
98,704		5.500%, due 12/15/34	108,031	0.0
353,212		5.500%, due 01/15/35	390,173	0.0
427,913		5.500%, due 01/15/35	468,651	0.1
260,837		5.500%, due 01/20/35	284,429	0.0
252,822		5.500%, due 02/15/35	279,598	0.0
72,039		5.500%, due 02/15/35	80,067	0.0
259,505		5.500%, due 03/15/35	284,435	0.0
640,749		5.500%, due 03/15/35	698,851	0.1
318,619		5.500%, due 03/15/35	349,151	0.0
440,357		5.500%, due 04/15/35	486,863	0.1
542,408		5.500%, due 04/15/35	594,979	0.1
152,851		5.500%, due 04/15/35	167,580	0.0
1,001,035		5.500%, due 05/15/35	1,106,903	0.1
1,020,191		5.500%, due 05/15/35	1,117,435	0.1
160,615		5.500%, due 05/15/35	175,991	0.0
589,387		5.500%, due 05/20/35	648,854	0.1
551,976		5.500%, due 06/15/35	610,342	0.1
284,384		5.500%, due 06/20/35	317,123	0.0
1,722,274		5.500%, due 07/15/35	1,895,906	0.2
1,463,450		5.500%, due 08/15/35	1,602,848	0.2
54,845		5.500%, due 08/20/35	60,315	0.0
675,514		5.500%, due 09/20/35	743,698	0.1
9,845,575		5.500%, due 12/16/35	11,322,426	1.1
2,542,226		5.500%, due 02/20/36	2,962,178	0.3
191,950		5.500%, due 04/15/36	210,242	0.0
311,909		5.500%, due 06/20/36	342,310	0.0
1,250,000		5.500%, due 08/16/36	1,431,466	0.1
200,000		5.500%, due 07/16/37	229,035	0.0
4,094,182		5.500%, due 10/20/37	4,601,815	0.4
5,696,663		5.500%, due 11/20/37	6,388,391	0.6
165,127		5.500%, due 06/20/38	173,538	0.0
164,252		5.500%, due 08/20/38	172,606	0.0
431,632		5.500%, due 09/20/38	453,632	0.1
49,616		5.500%, due 10/20/38	52,150	0.0
586,274		5.500%, due 11/20/38	616,153	0.1
52,449		5.500%, due 12/20/38	55,113	0.0
12,789,464		5.500%, due 01/15/39	14,389,541	1.4
322,769		5.500%, due 01/15/39	353,695	0.0
182,103		5.500%, due 01/20/39	191,365	0.0
1,674,354		5.500%, due 03/20/39	1,759,521	0.2
255,496		5.500%, due 06/15/39	282,426	0.0
135,884		5.500%, due 06/20/39	142,666	0.0
2,456,963		5.500%, due 09/16/39	2,805,838	0.3
190,513		5.500%, due 10/20/39	209,374	0.0
697,793		5.500%, due 09/15/40	760,114	0.1
1,149,758	ˆ	5.500%, due 09/16/40	189,316	0.0
4,723,023		5.500%, due 06/15/43	5,208,719	0.5
297,414		5.600%, due 12/20/36	325,431	0.0
185,435		5.600%, due 12/20/36	203,218	0.0
174,780		5.600%, due 01/20/37	191,957	0.0
112,549		5.600%, due 01/20/37	123,294	0.0
107,819		5.600%, due 03/20/37	118,113	0.0
244,416		5.600%, due 04/20/37	267,804	0.0
85,180		5.600%, due 07/20/37	93,313	0.0
113,848		5.600%, due 07/20/37	125,001	0.0
31,149		5.600%, due 10/20/37	34,123	0.0
92,700		5.600%, due 01/20/38	101,546	0.0
79,436		5.600%, due 02/20/38	87,012	0.0
107,155		5.600%, due 02/20/38	117,431	0.0
163,032		5.750%, due 12/20/27	180,020	0.0
108,272		5.750%, due 03/20/28	119,553	0.0
59,631		5.750%, due 03/20/28	63,639	0.0
169,190		5.750%, due 04/20/28	186,927	0.0
112,127		5.750%, due 07/20/28	123,039	0.0
130,985		5.750%, due 10/20/28	144,457	0.0
55,451		5.750%, due 01/20/29	61,191	0.0
95,861		5.750%, due 04/20/29	105,869	0.0
365,998		5.750%, due 07/20/29	403,889	0.0
10,005,811		5.750%, due 07/20/38	11,069,989	1.1
13,497,260	ˆ	5.808%, due 09/20/38	1,588,884	0.2
13,231,856	ˆ	5.808%, due 12/20/40	2,328,967	0.2
11,285,355		5.853%, due 04/16/39	12,532,951	1.2
6,414,034	ˆ	5.858%, due 12/20/40	1,060,671	0.1
6,962,224	ˆ	5.908%, due 05/20/32	736,124	0.1

ING GNMA INCOME FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
5,410,859		5.950%, due 02/15/44	$5,743,507	0.6
5,150,750	ˆ	5.958%, due 09/16/39	676,420	0.1
1,755,220		5.970%, due 11/15/31	1,841,059	0.2
223,566		6.000%, due 01/20/24	246,303	0.0
310,075		6.000%, due 10/15/25	349,612	0.0
764,487		6.000%, due 04/15/26	853,468	0.1
234,928		6.000%, due 10/20/27	261,553	0.0
241,075		6.000%, due 07/15/28	269,058	0.0
52,620		6.000%, due 07/15/28	59,283	0.0
223,146		6.000%, due 08/15/28	251,402	0.0
199,739		6.000%, due 09/15/28	223,248	0.0
60,200		6.000%, due 09/15/28	67,823	0.0
114,319		6.000%, due 02/15/29	127,633	0.0
38,163		6.000%, due 04/15/29	42,927	0.0
270,562		6.000%, due 05/15/29	305,306	0.0
735,260		6.000%, due 07/15/32	827,320	0.1
49,220		6.000%, due 08/15/32	55,221	0.0
183,891		6.000%, due 09/15/32	206,297	0.0
648,086		6.000%, due 11/15/32	727,093	0.1
491,197		6.000%, due 12/15/32	554,183	0.1
2,327,255		6.000%, due 01/15/33	2,625,177	0.3
637,641		6.000%, due 01/15/33	715,678	0.1
1,984,404		6.000%, due 01/15/33	2,238,558	0.2
98,289		6.000%, due 02/15/33	110,324	0.0
451,986		6.000%, due 03/15/33	509,722	0.1
90,849		6.000%, due 03/15/33	102,488	0.0
142,495		6.000%, due 04/15/33	159,551	0.0
255,947		6.000%, due 05/15/33	287,836	0.0
415,742		6.000%, due 05/15/33	467,548	0.1
74,358		6.000%, due 09/15/33	83,258	0.0
258,106		6.000%, due 09/15/33	290,319	0.0
774,444		6.000%, due 09/15/33	870,376	0.1
107,900		6.000%, due 09/15/33	120,815	0.0
239,676		6.000%, due 10/15/33	268,910	0.0
173,481		6.000%, due 10/15/33	194,670	0.0
198,521		6.000%, due 10/15/33	222,168	0.0
182,908		6.000%, due 10/15/33	206,399	0.0
911,611		6.000%, due 12/15/33	1,023,699	0.1
1,678,362		6.000%, due 12/16/33	1,882,765	0.2
314,439		6.000%, due 01/15/34	354,212	0.0
1,460,754	ˆ	6.000%, due 01/20/34	311,565	0.0
1,739,534		6.000%, due 03/20/34	2,161,576	0.2
141,262		6.000%, due 09/15/34	159,200	0.0
373,519		6.000%, due 10/15/34	421,525	0.0
281,324		6.000%, due 10/20/34	312,951	0.0
569,000		6.000%, due 04/20/36	686,297	0.1
932,482		6.000%, due 03/15/37	1,034,520	0.1
7,589,000		6.000%, due 07/20/37	8,679,824	0.8
361,052		6.000%, due 09/20/37	400,843	0.0
3,633,597		6.000%, due 10/20/37	4,324,304	0.4
1,957,933		6.000%, due 03/20/38	2,272,830	0.2
53,675		6.000%, due 05/20/38	58,035	0.0
323,987		6.000%, due 08/20/38	341,295	0.0
401,323		6.000%, due 09/20/38	422,817	0.0
505,044		6.000%, due 10/20/38	532,110	0.1
252,801		6.000%, due 11/15/38	281,323	0.0
326,508		6.000%, due 12/15/38	364,164	0.0
436,109		6.000%, due 12/15/38	484,198	0.1
2,063,529		6.000%, due 07/16/39	2,415,182	0.2
1,393,325		6.000%, due 08/15/39	1,565,583	0.2
1,101,985		6.000%, due 08/15/39	1,238,156	0.1
2,123,551	ˆ	6.000%, due 01/16/40	971,191	0.1
14,704,705		6.000%, due 06/20/43	16,447,654	1.6
26,256,238	ˆ	6.158%, due 04/16/39	3,471,849	0.3
5,118,834	ˆ	6.308%, due 05/16/38	721,050	0.1
9,782,726	ˆ	6.308%, due 09/20/37	1,557,358	0.2
11,310,460	ˆ	6.308%, due 09/20/38	1,440,631	0.1
5,248,487		6.419%, due 04/20/37	5,893,683	0.6
4,636,861	ˆ	6.458%, due 09/16/40	900,500	0.1
259,639		6.490%, due 01/15/28	292,766	0.0
106,593		6.500%, due 07/20/29	119,970	0.0
92,364		6.500%, due 04/20/32	97,455	0.0
81,260		6.500%, due 07/20/32	90,510	0.0
122,689		6.500%, due 10/20/33	136,006	0.0
402,403		6.500%, due 11/15/33	447,397	0.1
105,220		6.500%, due 11/20/33	116,641	0.0
121,368		6.500%, due 02/20/34	134,340	0.0
206,504		6.500%, due 08/20/34	228,576	0.0
560,280		6.500%, due 08/20/34	633,261	0.1
208,100		6.500%, due 08/20/34	230,342	0.0
86,856		6.500%, due 09/20/34	96,140	0.0
3,894		6.500%, due 09/20/34	4,311	0.0
237,032		6.500%, due 09/20/34	262,367	0.0
334,465		6.500%, due 10/20/34	370,213	0.0
184,749		6.500%, due 11/20/34	204,495	0.0
78,697		6.500%, due 12/20/34	87,108	0.0
138,287		6.500%, due 12/20/34	153,067	0.0
107,667		6.500%, due 03/20/35	119,932	0.0
230,758		6.500%, due 05/15/36	251,533	0.0
106,767		6.500%, due 09/15/36	122,745	0.0
122,643		6.500%, due 05/20/38	133,291	0.0
1,609,205		6.500%, due 09/16/38	1,824,096	0.2
2,681,261		6.500%, due 01/20/39	3,022,416	0.3
4,014,564	ˆ	6.578%, due 02/16/35	770,136	0.1
3,876		6.750%, due 08/15/28	4,496	0.0
69,450		6.750%, due 10/15/28	80,569	0.0
129,058		6.750%, due 10/15/28	149,721	0.0
31,220		7.000%, due 03/15/32	36,433	0.0
614,454		7.000%, due 05/16/32	700,380	0.1
111,929		7.000%, due 06/20/34	129,293	0.0
58,945		7.000%, due 09/20/34	68,089	0.0
336,141		7.000%, due 09/20/34	388,287	0.0
131,152		7.000%, due 08/20/36	151,049	0.0
20,395		7.250%, due 01/15/29	24,043	0.0
3,547,962	ˆ	7.308%, due 05/16/31	693,448	0.1
3,945,936		7.350%, due 03/15/43	4,075,137	0.4
1,957,186	ˆ	7.408%, due 10/16/29	401,095	0.0
33,040		7.500%, due 08/20/27	40,558	0.0
27,499		7.500%, due 10/15/31	31,526	0.0
1,827,020		7.500%, due 02/20/34	1,967,855	0.2
5,609,856	ˆ	7.500%, due 04/16/37	1,730,449	0.2
740,079		7.500%, due 10/15/38	871,064	0.1
1,158,343		7.500%, due 08/20/39	1,475,591	0.1
14,983		7.800%, due 05/15/19	15,080	0.0
2,296,629	ˆ	7.808%, due 05/16/32	523,143	0.1
2,489		8.000%, due 03/20/24	2,505	0.0
23,278		8.000%, due 11/15/25	26,939	0.0
37,464		8.000%, due 07/15/26	43,253	0.0
14,181		8.000%, due 07/15/26	16,548	0.0
87,312		8.000%, due 09/15/26	100,409	0.0
25,476		8.000%, due 09/20/26	31,846	0.0
22,476		8.000%, due 12/15/26	25,966	0.0
13,227		8.000%, due 04/15/27	15,288	0.0
6,066		8.000%, due 06/15/27	6,106	0.0
42,482		8.000%, due 07/15/27	48,620	0.0
13,444		8.000%, due 03/15/28	13,687	0.0
21,427		8.050%, due 07/15/19	21,570	0.0
128,768		8.808%, due 04/20/34	137,714	0.0
18,201		9.000%, due 05/15/16	18,333	0.0
3,899		9.500%, due 11/15/21	4,342	0.0
1,780,679		13.915%, due 09/16/31	2,263,889	0.2
90,279		15.617%, due 01/20/32	117,866	0.0
238,740		19.630%, due 09/20/37	329,057	0.0
535,202		20.423%, due 02/16/32	729,691	0.1

ING GNMA INCOME FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
540,191	24.594%, due 04/16/37	$760,716	0.1
		966,328,690	92.3
	Total U.S. Government Agency Obligations (Cost $1,174,284,742)	1,184,615,601	113.2

U.S. TREASURY OBLIGATIONS: 1.2%
	U.S. Treasury Bonds: 1.2%
14,000,000	2.875%, due 05/15/43	12,409,684	1.2
	Total U.S. Treasury Obligations (Cost $13,177,556)	12,409,684	1.2
	Total Long-Term Investments (Cost $1,188,507,210)	1,197,997,641	114.5

SHORT-TERM INVESTMENTS: 8.1%
	U.S. Treasury Bills: 8.1%
35,000,000	United States Treasury Bill, 0.030%, 09/19/13	34,997,865	3.3
50,000,000	United States Treasury Bill, 0.050%, 09/26/13	49,996,050	4.8
		84,993,915	8.1
	Total Short-Term Investments (Cost $84,990,337)	84,993,915	8.1
	Total Investments in Securities (Cost $1,273,497,547)	$1,282,991,556	122.6
	Liabilities in Excess of Other Assets	(236,173,674)	(22.6)
	Net Assets	$1,046,817,882	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

W	Settlement is on a when-issued or delayed-delivery basis.

ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Cost for federal income tax purposes is $1,276,288,258.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$25,876,358
Gross Unrealized Depreciation	(19,173,060)
Net Unrealized Appreciation	$6,703,298

ING GNMA INCOME FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$972,356	$—	$972,356
Short-Term Investments	—	84,993,915	—	84,993,915
U.S. Government Agency Obligations	—	1,184,615,601	—	1,184,615,601
U.S. Treasury Obligations	—	12,409,684	—	12,409,684
Total Investments, at fair value	$—	$1,282,991,556	$—	$1,282,991,556
Other Financial Instruments+
Futures	4,131,012	—	—	4,131,012
Total Assets	$4,131,012	$1,282,991,556	$—	$1,287,122,568

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

ING GNMA Income Fund Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
U.S. Treasury 10-Year Note	(662)	09/19/13	$(83,784,375)	$1,955,752
U.S. Treasury 5-Year Note	(194)	09/30/13	(23,483,094)	298,092
U.S. Treasury Long Bond	(389)	09/19/13	(52,843,219)	1,877,168
			$(160,110,688)	$4,131,012

ING GNMA INCOME FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$4,131,012
Total Asset Derivatives		$4,131,012

ING HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 94.4%
		Consumer Discretionary: 20.5%
1,150,000	#	Affinia Group, Inc., 7.750%, 05/01/21	$1,164,375	0.4
585,000		Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.000%, 05/15/18	606,937	0.2
370,000		Allbritton Communications Co., 8.000%, 05/15/18	394,975	0.1
950,000		AMC Entertainment, Inc., 9.750%, 12/01/20	1,080,625	0.4
34,781	#	American Media, Inc., 13.500%, 06/15/18	32,520	0.0
750,000		Asbury Automotive Group, Inc., 8.375%, 11/15/20	834,375	0.3
300,000	#	Asbury Automotive Group, Inc., 8.375%, 11/15/20	333,750	0.1
1,000,000	#	Ashton Woods USA LLC, 6.875%, 02/15/21	1,012,500	0.3
665,000	#	Block Communications, Inc., 7.250%, 02/01/20	701,575	0.2
310,000		Boyd Gaming Corp., 9.000%, 07/01/20	315,812	0.1
500,000	#	Bresnan Broadband Holdings, LLC, 8.000%, 12/15/18	547,500	0.2
431,000		Burlington Coat Factory Warehouse Corp., 10.000%, 02/15/19	478,410	0.2
500,000	#,&	Burlington Holdings LLC/ Burlington Holding Finance, Inc., 9.000%, 02/15/18	515,000	0.2
720,000		Cablevision Systems Corp., 7.750%, 04/15/18	777,600	0.3
1,000,000		Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20	945,625	0.3
535,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	543,025	0.2
750,000	#	CCO Holdings, LLC/ CCO Holdings Capital Corp., 5.250%, 03/15/21	742,500	0.3
650,000		CCO Holdings, LLC/ CCO Holdings Capital Corp., 6.500%, 04/30/21	680,875	0.2
460,000		CCO Holdings, LLC/ CCO Holdings Capital Corp., 7.250%, 10/30/17	489,325	0.2
1,150,000	#	CDR DB Sub, Inc., 7.750%, 10/15/20	1,158,625	0.4
750,000	#	Cequel Communications Holdings I LLC/ Cequel Capital Corp., 5.125%, 12/15/21	708,750	0.2
500,000	#	Cequel Communications Holdings I, LLC/ Cequel Capital Corp., 6.375%, 09/15/20	511,250	0.2
500,000	#	Ceridian Corp., 11.000%, 03/15/21	555,000	0.2
450,000		Chrysler Group, LLC/CG Co-Issuer, Inc., 8.000%, 06/15/19	493,312	0.2
500,000	#	Cinemark USA, Inc., 4.875%, 06/01/23	481,250	0.2
185,000		CityCenter Holdings, LLC/ CityCenter Finance Corp., 7.625%, 01/15/16	196,100	0.1
688,533	&	CityCenter Holdings, LLC/ CityCenter Finance Corp., 10.750%, 01/15/17	745,337	0.3
513,000		Clear Channel Communications, Inc., 9.000%, 03/01/21	489,915	0.2
270,000	#	Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	278,100	0.1
730,000	#	Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	755,550	0.3
105,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	108,675	0.0
530,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	551,200	0.2
200,000	#	Cogeco Cable, Inc., 4.875%, 05/01/20	195,000	0.1
130,000		Crown Media Holdings, Inc., 10.500%, 07/15/19	144,950	0.0
1,150,000	#	CST Brands, Inc., 5.000%, 05/01/23	1,127,000	0.4
430,000		DineEquity, Inc., 9.500%, 10/30/18	479,450	0.2
1,000,000	#	DISH DBS Corp., 5.125%, 05/01/20	985,000	0.3
800,000		DISH DBS Corp., 5.875%, 07/15/22	816,000	0.3
480,000		DISH DBS Corp., 7.875%, 09/01/19	540,000	0.2
578,000		Envision Healthcare Corp., 8.125%, 06/01/19	617,015	0.2
400,000		Felcor Lodging L.P., 5.625%, 03/01/23	390,000	0.1
1,000,000	#	First Quality Finance Co., Inc., 4.625%, 05/15/21	955,000	0.3
1,200,000		Gray Television, Inc., 7.500%, 10/01/20	1,230,000	0.4
600,000		Harrah’s Operating Co., Inc., 10.000%, 12/15/18	363,000	0.1
825,000	#	Harron Communications L.P./Harron Finance Corp., 9.125%, 04/01/20	895,125	0.3
1,000,000	#	Hot Topic, Inc., 9.250%, 06/15/21	1,017,500	0.3

ING HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
450,000		Isle of Capri Casinos, Inc., 8.875%, 06/15/20	$471,375	0.2
500,000	#	Jaguar Holding Co., 9.500%, 12/01/19	555,000	0.2
400,000	#	K Hovnanian Enterprises, Inc., 7.250%, 10/15/20	433,000	0.1
400,000	#	K Hovnanian Enterprises, Inc., 9.125%, 11/15/20	440,000	0.1
250,000		KB Home, 5.875%, 01/15/15	261,875	0.1
750,000		KB Home, 6.250%, 06/15/15	800,625	0.3
1,050,000		LIN Television Corp., 6.375%, 01/15/21	1,067,062	0.4
250,000		Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 04/01/23	250,000	0.1
285,000		Mediacom, LLC/ Mediacom Capital Corp., 9.125%, 08/15/19	307,800	0.1
125,000		Meritage Homes Corp., 7.000%, 04/01/22	138,125	0.0
500,000		MGM Mirage, 7.500%, 06/01/16	547,500	0.2
1,500,000		MGM Resorts International, 7.750%, 03/15/22	1,636,875	0.6
500,000		MGM Resorts International, 8.625%, 02/01/19	567,500	0.2
1,100,000	#	NCL Corp. Ltd., 5.000%, 02/15/18	1,083,500	0.4
1,150,000	#,&	New Academy Finance Co., LLC/ New Academy Finance Corp., 8.000%, 06/15/18	1,184,500	0.4
1,650,000	#	Nielsen Finance, LLC/ Nielsen Finance Co., 4.500%, 10/01/20	1,592,250	0.5
750,000	#	Nord Anglia Education UK Holdings PLC, 10.250%, 04/01/17	806,250	0.3
800,000	#,&	Nord Anglia Education, Inc., 8.500%, 02/15/18	778,000	0.3
1,025,000	#	PC Merger Sub, Inc., 8.875%, 08/01/20	1,104,438	0.4
400,000		Penske Automotive Group, Inc., 5.750%, 10/01/22	410,000	0.1
650,000	#,&	Petco Holdings, Inc., 8.500%, 10/15/17	666,250	0.2
500,000		PulteGroup, Inc., 7.875%, 06/15/32	552,500	0.2
1,100,000		Quebecor Media, Inc., 5.750%, 01/15/23	1,078,000	0.4
1,170,000	#	Rent-A-Center, Inc./TX, 4.750%, 05/01/21	1,114,425	0.4
500,000		Royal Caribbean Cruises Ltd., 5.250%, 11/15/22	492,500	0.2
750,000		RR Donnelley & Sons Co., 7.875%, 03/15/21	768,750	0.3
645,000		Ryland Group, Inc., 5.375%, 10/01/22	624,038	0.2
1,000,000	#	Safway Group Holding LLC / Safway Finance Corp., 7.000%, 05/15/18	982,500	0.3
1,167,000		Sally Holdings, LLC/ Sally Capital, Inc., 5.750%, 06/01/22	1,190,340	0.4
1,050,000	#	Shearer’s Foods, LLC/ Chip Fin Corp., 9.000%, 11/01/19	1,115,625	0.4
500,000	#	Sonic Automotive, Inc., 5.000%, 05/15/23	487,500	0.2
200,000		Sonic Automotive, Inc., 7.000%, 07/15/22	219,000	0.1
850,000		Standard Pacific Corp., 8.375%, 01/15/21	973,250	0.3
290,000		Star Gas Partners L.P., 8.875%, 12/01/17	300,150	0.1
1,170,000		Starz LLC/ Starz Finance Corp., 5.000%, 09/15/19	1,167,075	0.4
750,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	825,000	0.3
485,000		Visant Corp., 10.000%, 10/01/17	449,838	0.1
750,000	#	Wolverine Healthcare Analytics, 10.625%, 06/01/20	828,750	0.3
1,125,000	#	Wolverine World Wide, Inc., 6.125%, 10/15/20	1,167,188	0.4
790,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	865,050	0.3
			59,288,812	20.5
		Consumer Staples: 7.8%
750,000	#	Albea Beauty Holdings SA, 8.375%, 11/01/19	738,750	0.2
1,665,000	#	American Rock Salt Co., LLC/American Rock Capital Corp., 8.250%, 05/01/18	1,590,075	0.5
1,150,000	#	ARAMARK Corp., 5.750%, 03/15/20	1,181,625	0.4
150,000		Avis Budget Car Rental, LLC/ Avis Budget Finance, Inc., 8.250%, 01/15/19	163,875	0.0
250,000		B&G Foods, Inc., 4.625%, 06/01/21	239,375	0.1
1,200,000		Constellation Brands, Inc., 4.250%, 05/01/23	1,135,500	0.4
485,000		Cott Beverages, Inc., 8.375%, 11/15/17	513,494	0.2
285,000		Darling International, Inc., 8.500%, 12/15/18	316,706	0.1
1,045,000		Eliz Arden, 7.375%, 03/15/21	1,123,375	0.4
800,000	#	FAGE Dairy Industry SA/ FAGE USA Dairy Industry, Inc., 9.875%, 02/01/20	866,000	0.3
1,100,000	#	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20	1,054,625	0.3
375,000		HDTFS, Inc., 6.250%, 10/15/22	393,281	0.1

ING HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
500,000		Hertz Corp., 6.750%, 04/15/19	$531,250	0.2
1,150,000	#	JBS USA, LLC/JBS USA Finance, Inc., 7.250%, 06/01/21	1,155,750	0.4
750,000	#,&	Michael Foods Holding, Inc., 8.500%, 07/15/18	774,375	0.3
545,000	#	Neff Rental, LLC/Neff Finance Corp., 9.625%, 05/15/16	574,975	0.2
1,130,000		Prestige Brands, Inc., 8.125%, 02/01/20	1,240,175	0.4
1,150,000	#	Revlon Consumer Products Corp., 5.750%, 02/15/21	1,125,562	0.4
500,000		Reynolds Group Issuer, Inc., 8.250%, 02/15/21	496,875	0.2
250,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	268,750	0.1
240,000	#	Rite Aid Corp., 6.875%, 12/15/28	219,600	0.1
190,000		United Rentals North America, Inc., 8.250%, 02/01/21	209,000	0.1
750,000	#	RSI Home Products, Inc., 6.875%, 03/01/18	770,625	0.3
300,000		ServiceMaster Co., 8.000%, 02/15/20	300,750	0.1
420,000		ServiceMaster Co., 7.450%, 08/15/27	359,100	0.1
1,035,000		Smithfield Foods, Inc., 6.625%, 08/15/22	1,115,213	0.4
1,100,000	#	Spectrum Brands Escrow Corp., 6.375%, 11/15/20	1,155,000	0.4
1,100,000	#	Sun Products Corp./The, 7.750%, 03/15/21	1,097,250	0.4
750,000		US Foods, Inc., 8.500%, 06/30/19	787,500	0.3
1,050,000	#	Wells Enterprises, Inc., 6.750%, 02/01/20	1,102,500	0.4
			22,600,931	7.8
		Energy: 15.1%
550,000		Alpha Natural Resources, Inc., 6.250%, 06/01/21	441,375	0.1
555,000		Alta Mesa Holdings/ Alta Mesa Finance Services Corp., 9.625%, 10/15/18	578,587	0.2
535,000		Arch Coal, Inc., 7.250%, 06/15/21	444,050	0.1
165,000	#	Atlas Pipeline Partners L.P./ Atlas Pipeline Finance Corp., 4.750%, 11/15/21	148,706	0.0
500,000	#	Atlas Pipeline Partners L.P./ Atlas Pipeline Finance Corp., 5.875%, 08/01/23	477,500	0.2
295,000	#	Atlas Pipeline Partners L.P./ Atlas Pipeline Finance Corp., 6.625%, 10/01/20	297,212	0.1
421,000		Berry Petroleum Co., 10.250%, 06/01/14	446,260	0.1
1,100,000	#	Bonanza Creek Energy, Inc., 6.750%, 04/15/21	1,113,750	0.4
175,000		Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.375%, 05/01/19	188,125	0.1
325,000		Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.375%, 05/01/19	349,375	0.1
400,000	#	Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.625%, 08/01/20	437,000	0.1
250,000		Chaparral Energy, Inc., 7.625%, 11/15/22	256,250	0.1
145,000		Chaparral Energy, Inc., 8.250%, 09/01/21	153,337	0.0
205,000		Chaparral Energy, Inc., 9.875%, 10/01/20	228,575	0.1
1,525,000		Chesapeake Energy Corp., 6.125%, 02/15/21	1,608,875	0.6
200,000		Chesapeake Energy Corp., 6.625%, 08/15/20	216,000	0.1
500,000		Cimarex Energy Co., 5.875%, 05/01/22	520,000	0.2
415,000		Concho Resources, Inc./Midland TX, 7.000%, 01/15/21	448,200	0.2
500,000		Concho Resources, Inc., 5.500%, 04/01/23	495,000	0.2
500,000		Crosstex Energy L.P./ Crosstex Energy Finance Corp., 8.875%, 02/15/18	532,500	0.2
500,000	#	CrownRock L.P./ CrownRock Finance, Inc., 7.125%, 04/15/21	492,500	0.2
625,000		El Paso Corp., 7.250%, 06/01/18	695,213	0.2
1,200,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	1,317,000	0.5
750,000		EPL Oil & Gas, Inc., 8.250%, 02/15/18	776,250	0.3
750,000	#	Foresight Energy, LLC, 9.625%, 08/15/17	791,250	0.3
1,000,000	#	Genesis Energy L.P./ Genesis Energy Finance Corp., 5.750%, 02/15/21	980,000	0.3
1,550,000		Halcon Resources Corp., 8.875%, 05/15/21	1,511,250	0.5
875,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 8.000%, 02/15/20	945,000	0.3
750,000	#	Kodiak Oil & Gas Corp., 5.500%, 01/15/21	732,187	0.2
1,000,000	#	Legacy Reserves L.P./ Legacy Reserves Finance Corp., 6.625%, 12/01/21	965,000	0.3

ING HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
500,000	#	Legacy Reserves L.P./ Legacy Reserves Finance Corp., 8.000%, 12/01/20	$518,750	0.2
845,000	#	Linn Energy, LLC/Linn Energy Finance Corp., 6.250%, 11/01/19	809,088	0.3
525,000		Linn Energy, LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	528,938	0.2
784,000		MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., 6.500%, 08/15/21	811,440	0.3
1,000,000	#	Memorial Production Partners L.P./Memorial Production Finance Corp., 7.625%, 05/01/21	990,000	0.3
625,000	#	Midstates Petroleum Co., Inc./Midstates Petroleum Co., LLC, 10.750%, 10/01/20	631,250	0.2
1,000,000	#	Murray Energy Corp., 8.625%, 06/15/21	1,005,000	0.3
1,100,000		Northern Oil and Gas, Inc., 8.000%, 06/01/20	1,116,500	0.4
215,000		Oasis Petroleum, Inc., 6.500%, 11/01/21	221,450	0.1
405,000		Oasis Petroleum, Inc., 7.250%, 02/01/19	424,238	0.1
925,000	#	PetroBakken Energy Ltd., 8.625%, 02/01/20	883,375	0.3
750,000		Plains Exploration & Production Co., 6.125%, 06/15/19	795,808	0.3
200,000		Plains Exploration & Production Co., 6.625%, 05/01/21	211,885	0.1
700,000		QR Energy L.P./ QRE Finance Corp., 9.250%, 08/01/20	722,750	0.2
350,000		Range Resources Corp., 5.750%, 06/01/21	362,250	0.1
1,000,000	#	Regency Energy Partners L.P./ Regency Energy Finance Corp., 4.500%, 11/01/23	907,500	0.3
855,000		Resolute Energy Corp., 8.500%, 05/01/20	874,238	0.3
1,000,000	#	Rex Energy Corp., 8.875%, 12/01/20	1,032,500	0.4
1,400,000		Rosetta Resources, Inc., 5.625%, 05/01/21	1,368,500	0.5
1,000,000	#	Sanchez Energy Corp., 7.750%, 06/15/21	977,500	0.3
1,100,000		SandRidge Energy, Inc., 7.500%, 02/15/23	1,050,500	0.4
500,000		SandRidge Energy, Inc., 7.500%, 03/15/21	480,000	0.2
1,000,000	#	SemGroup L.P., 7.500%, 06/15/21	1,015,000	0.3
500,000	#	SM Energy Co., 5.000%, 01/15/24	478,750	0.2
600,000		SM Energy Co., 6.500%, 01/01/23	633,000	0.2
500,000		Stone Energy Corp., 7.500%, 11/15/22	520,000	0.2
1,000,000	#	Summit Midstream Holdings LLC/ Summit Midstream Finance Corp., 7.500%, 07/01/21	1,020,000	0.3
500,000	#	SunCoke Energy Partners L.P./ SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	512,500	0.2
390,000		SunCoke Energy, Inc., 7.625%, 08/01/19	406,575	0.1
1,100,000	#	Talos Production LLC, 9.750%, 02/15/18	1,050,500	0.4
420,000		Targa Resources Partners L.P./ Targa Resources Partners Finance Corp., 6.875%, 02/01/21	448,350	0.2
1,100,000		Vanguard Natural Resources, LLC, 7.875%, 04/01/20	1,133,000	0.4
469,000		W&T Offshore, Inc., 8.500%, 06/15/19	486,588	0.2
780,000		Westmoreland Coal Co/Westmoreland Partners, 10.750%, 02/01/18	815,100	0.3
			43,829,150	15.1
		Financials: 8.4%
500,000		Ally Financial, Inc., 3.125%, 01/15/16	499,046	0.2
1,500,000		Ally Financial, Inc., 7.500%, 09/15/20	1,734,375	0.6
735,000		Ally Financial, Inc., 8.000%, 03/15/20	857,194	0.3
455,000		Ally Financial, Inc., 8.300%, 02/12/15	491,400	0.1
1,150,000	&	Alphabet Holding Co., Inc., 7.750%, 11/01/17	1,184,500	0.4
540,000		American General Finance Corp., 5.400%, 12/01/15	541,350	0.2
750,000	#	Ashtead Capital, Inc., 6.500%, 07/15/22	785,625	0.3
200,000	#	Boyd Acquisition Sub, LLC/Boyd Acquisition Finance Corp., 8.375%, 02/15/18	209,000	0.1
520,000		CIT Group, Inc., 4.250%, 08/15/17	524,550	0.2
1,000,000		CIT Group, Inc., 5.250%, 03/15/18	1,032,500	0.3
250,000		CIT Group, Inc., 5.375%, 05/15/20	257,187	0.1
250,000		CIT Group, Inc., 5.000%, 05/15/17	256,562	0.1
810,000		CIT Group, Inc., 5.000%, 08/15/22	807,528	0.3
290,000	#	CIT Group, Inc., 6.625%, 04/01/18	314,650	0.1
1,150,000	#	CNG Holdings, Inc./OH, 9.375%, 05/15/20	1,109,750	0.4

ING HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
189,000		Felcor Lodging L.P., 10.000%, 10/01/14	$205,065	0.1
1,200,000		Fifth Third Capital Trust IV, 6.500%, 04/15/37	1,200,000	0.4
500,000	#	Geo Group, Inc./The, 5.125%, 04/01/23	478,750	0.1
1,115,000		International Lease Finance Corp., 5.875%, 08/15/22	1,105,523	0.4
510,000		International Lease Finance Corp., 6.250%, 05/15/19	526,575	0.2
470,000		International Lease Finance Corp., 8.250%, 12/15/20	529,337	0.2
1,200,000		JPMorgan Chase & Co., 5.150%, 05/29/49	1,149,000	0.4
1,110,000		Kemet Corp., 10.500%, 05/01/18	1,137,750	0.4
500,000	#	Provident Funding Associates L.P./ PFG Finance Corp., 6.750%, 06/15/21	501,250	0.2
500,000	#	Realogy Corp., 7.625%, 01/15/20	543,750	0.2
770,000	#	Realogy Corp., 7.875%, 02/15/19	816,200	0.3
500,000		Regions Bank/Birmingham AL, 6.450%, 06/26/37	526,633	0.2
750,000	#	RHP Hotel Properties L.P./ RHP Finance Corp., 5.000%, 04/15/21	731,250	0.2
452,000	#	Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19	490,420	0.1
200,000		Sabra Health Care L.P./ Sabra Capital Corp., 5.375%, 06/01/23	196,750	0.0
750,000		Shea Homes L.P./ Shea Homes Funding Corp., 8.625%, 05/15/19	804,375	0.3
595,000		Springleaf Finance Corp., 6.900%, 12/15/17	586,819	0.2
1,200,000		Synovus Financial Corp., 5.125%, 06/15/17	1,185,000	0.4
1,100,000	#	Tops Holding Corp./ Tops Markets, LLC, 8.875%, 12/15/17	1,196,250	0.4
			24,515,914	8.4
		Health Care: 8.1%
500,000	#	Acadia Healthcare Co., Inc., 6.125%, 03/15/21	502,500	0.2
1,000,000		Amsurg Corp., 5.625%, 11/30/20	1,005,000	0.3
1,075,000		Biomet, Inc., 6.500%, 08/01/20	1,113,297	0.4
600,000		CHS/Community Health Systems, Inc., 5.125%, 08/15/18	610,500	0.2
190,000		CHS/Community Health Systems, Inc., 7.125%, 07/15/20	196,175	0.1
250,000		CHS/Community Health Systems, Inc., 8.000%, 11/15/19	267,187	0.1
145,000		DaVita, Inc., 6.375%, 11/01/18	151,706	0.0
745,000		DaVita, Inc., 6.625%, 11/01/20	793,425	0.3
495,000	#,&	Envision Healthcare Holdings, Inc., 9.250%, 10/01/17	503,662	0.2
650,000		Grifols, Inc., 8.250%, 02/01/18	702,000	0.2
1,000,000		HCA Holdings, Inc., 6.250%, 02/15/21	1,022,500	0.3
1,405,000		HCA Holdings, Inc., 7.750%, 05/15/21	1,520,913	0.5
800,000		HCA, Inc., 4.750%, 05/01/23	768,000	0.3
360,000		HCA, Inc., 7.250%, 09/15/20	387,450	0.1
1,300,000		HCA, Inc., 7.500%, 02/15/22	1,443,000	0.5
105,000		HCA, Inc., 7.875%, 02/15/20	113,334	0.0
445,000		Health Management Associates, Inc., 7.375%, 01/15/20	490,056	0.2
353,000		Healthsouth Corp., 7.250%, 10/01/18	378,593	0.1
260,000		Healthsouth Corp., 8.125%, 02/15/20	282,750	0.1
400,000		Hologic, Inc., 6.250%, 08/01/20	416,750	0.1
450,000		IASIS Healthcare, LLC/ IASIS Capital Corp., 8.375%, 05/15/19	456,469	0.2
480,000		Immucor, Inc., 11.125%, 08/15/19	523,200	0.2
420,000		MedAssets, Inc., 8.000%, 11/15/18	447,300	0.2
620,000		Omnicare, Inc., 7.750%, 06/01/20	682,000	0.2
750,000	#	Physio-Control International, Inc., 9.875%, 01/15/19	828,750	0.3
555,000		Radnet Management, Inc., 10.375%, 04/01/18	596,625	0.2
1,000,000	#	Select Medical Corp., 6.375%, 06/01/21	955,000	0.3
280,000	#	STHI Holding Corp., 8.000%, 03/15/18	303,800	0.1
1,095,000		Tenet Healthcare Corp., 6.250%, 11/01/18	1,156,594	0.4
225,000	X	U.S. Oncology Escrow, 9.125%, 12/31/49	—	—
875,000		United Surgical Partners International, Inc., 9.000%, 04/01/20	949,375	0.3
750,000		Universal Hospital Services, Inc., 7.625%, 08/15/20	787,500	0.3
1,025,000	#	Valeant Pharmaceuticals International, 6.750%, 08/15/21	1,031,406	0.4

ING HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
450,000		Vanguard Health Holding Co. II, LLC, 7.750%, 02/01/19	$479,250	0.2
490,000	#	VPI Escrow Corp., 6.375%, 10/15/20	486,938	0.2
1,000,000	#	VPII Escrow Corp., 7.500%, 07/15/21	1,036,250	0.4
			23,389,255	8.1
		Industrials: 8.5%
700,000	#	ADS Waste Holdings, Inc., 8.250%, 10/01/20	717,500	0.2
500,000	#	Ainsworth Lumber Co. Ltd., 7.500%, 12/15/17	532,500	0.2
1,100,000	#	American Builders & Contractors Supply Co., Inc., 5.625%, 04/15/21	1,083,500	0.4
455,000	#	Amsted Industries, Inc., 8.125%, 03/15/18	482,300	0.2
665,000		Anixter, Inc., 5.625%, 05/01/19	691,600	0.2
600,000	#	Belden, Inc., 5.500%, 09/01/22	592,500	0.2
1,000,000	#,&	BOE Intermediate Holding Corp., 9.000%, 11/01/17	965,000	0.3
750,000	#,&	BOE Merger Corp., 9.500%, 11/01/17	768,750	0.3
800,000		Chrysler Group, LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	887,000	0.3
500,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	526,250	0.2
280,000		Coleman Cable, Inc., 9.000%, 02/15/18	298,200	0.1
670,000		Covanta Holding Corp., 7.250%, 12/01/20	705,669	0.2
1,250,000	#	Dematic SA/ DH Services Luxembourg Sarl, 7.750%, 12/15/20	1,312,500	0.5
360,000		Ducommun, Inc., 9.750%, 07/15/18	395,100	0.1
605,000		Florida East Coast Railway Corp., 8.125%, 02/01/17	642,812	0.2
600,000		H&E Equipment Services, Inc., 7.000%, 09/01/22	628,500	0.2
1,000,000	#	HD Supply, Inc., 7.500%, 07/15/20	1,015,000	0.4
500,000		HD Supply, Inc., 10.500%, 01/15/21	519,375	0.2
110,000		Interface, Inc., 7.625%, 12/01/18	117,150	0.0
880,000	#	JM Huber Corp., 9.875%, 11/01/19	990,000	0.3
1,200,000	#	LKQ Corp., 4.750%, 05/15/23	1,149,000	0.4
500,000	#	Logo Merger Sub Corp., 8.375%, 10/15/20	517,500	0.2
509,000		Martin Midstream Partners L.P./ Martin Midstream Finance Corp., 8.875%, 04/01/18	538,267	0.2
285,000	#	Mcron Finance Sub, LLC/ Mcron Finance Corp., 8.375%, 05/15/19	292,125	0.1
500,000	#	Milacron LLC/ Mcron Finance Corp., 7.750%, 02/15/21	501,250	0.2
500,000	#	Nortek, Inc., 8.500%, 04/15/21	532,500	0.2
600,000		Nortek, Inc., 8.500%, 04/15/21	645,000	0.2
250,000	#	Sequa Corp., 7.000%, 12/15/17	248,750	0.1
375,000		Severstal, 10.250%, 02/15/18	390,469	0.1
1,100,000	#	Silver II US Holdings, LLC, 7.750%, 12/15/20	1,111,000	0.4
310,000		SPX Corp., 6.875%, 09/01/17	336,350	0.1
1,000,000	#	StoneMor Partners L.P./ Cornerstone Family Services of WV, 7.875%, 06/01/21	985,000	0.3
800,000		United Continental Holdings, Inc., 6.375%, 06/01/18	790,000	0.3
165,000		United Rentals North America, Inc., 5.750%, 07/15/18	174,075	0.1
500,000		United Rentals North America, Inc., 6.125%, 06/15/23	500,000	0.2
385,000		United Rentals North America, Inc., 7.375%, 05/15/20	412,913	0.1
285,000		United Rentals North America, Inc., 7.625%, 04/15/22	309,938	0.1
1,000,000		US Airways Group, Inc., 6.125%, 06/01/18	950,000	0.3
500,000	#	Watco Cos LLC/ Watco Finance Corp., 6.375%, 04/01/23	500,000	0.2
			24,755,343	8.5
		Information Technology: 6.0%
1,555,000		Aspect Software, Inc., 10.625%, 05/15/17	1,566,662	0.5
335,000	#	Audatex North America, Inc., 6.000%, 06/15/21	335,838	0.1
400,000		Audatex North America, Inc., 6.750%, 06/15/18	422,000	0.1
525,000		CDW, LLC/ CDW Finance Corp., 8.500%, 04/01/19	567,000	0.2
192,000		CDW, LLC/ CDW Finance Corp., 12.535%, 10/12/17	203,520	0.1
1,000,000	#	Eagle Midco, Inc., 9.000%, 06/15/18	980,000	0.3
545,000		Emdeon, Inc., 11.000%, 12/31/19	617,213	0.2
1,050,000		Epicor Software Corp., 8.625%, 05/01/19	1,081,500	0.4
450,000		Equinix, Inc., 4.875%, 04/01/20	443,250	0.2

ING HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
1,200,000	#	First Data Corp., 6.750%, 11/01/20	$1,227,000	0.4
145,000	#	First Data Corp., 8.250%, 01/15/21	148,625	0.1
646,000	#,&	First Data Corp., 8.750%, 01/15/22	666,995	0.2
850,000	#	First Data Corp., 10.625%, 06/15/21	843,625	0.3
750,000	#	First Data Corp., 11.750%, 08/15/21	678,750	0.2
1,000,000	#	Freescale Semiconductor, Inc., 5.000%, 05/15/21	952,500	0.3
505,000		Freescale Semiconductor, Inc., 8.050%, 02/01/20	513,838	0.2
750,000	#	IMS Health, Inc., 6.000%, 11/01/20	765,000	0.3
355,000		Infor US, Inc., 9.375%, 04/01/19	386,506	0.1
500,000		Infor US, Inc., 11.500%, 07/15/18	568,750	0.2
1,000,000	#	Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.250%, 01/15/18	1,025,000	0.4
750,000	#	NXP BV/ NXP Funding LLC, 5.750%, 03/15/23	757,500	0.3
1,000,000	#	Seagate HDD Cayman, 4.750%, 06/01/23	937,500	0.3
250,000		Seagate HDD Cayman, 6.875%, 05/01/20	266,250	0.1
525,000		SSI Investments II/SSI Co-Issuer, LLC, 11.125%, 06/01/18	578,156	0.2
395,000		SunGard Data Systems, Inc., 7.375%, 11/15/18	418,700	0.1
155,000		SunGard Data Systems, Inc., 7.625%, 11/15/20	165,075	0.1
300,000		Unisys Corp., 6.250%, 08/15/17	319,500	0.1
			17,436,253	6.0
		Materials: 9.9%
650,000		Aleris International, Inc., 7.875%, 11/01/20	669,500	0.2
750,000		ArcelorMittal, 6.000%, 03/01/21	751,875	0.3
500,000	#	Ardagh Packaging Finance PLC, 4.875%, 11/15/22	468,750	0.2
500,000	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	483,125	0.2
250,000	#	Ardagh Packaging Finance Plc, 9.125%, 10/15/20	267,812	0.1
1,100,000	#	BC Mountain LLC/ BC Mountain Finance, Inc., 7.000%, 02/01/21	1,124,750	0.4
500,000		Boise Cascade Co., 6.375%, 11/01/20	508,750	0.2
700,000	#	Bombardier, Inc., 4.250%, 01/15/16	719,250	0.2
815,000	#	Bombardier, Inc., 6.125%, 01/15/23	812,962	0.3
1,000,000	#	Builders FirstSource, Inc., 7.625%, 06/01/21	970,000	0.3
165,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	175,725	0.1
335,000	#	Building Materials Corp. of America, 7.500%, 03/15/20	360,125	0.1
420,000		Chemtura Corp., 7.875%, 09/01/18	456,750	0.2
1,000,000		Commercial Metals Co., 4.875%, 05/15/23	925,000	0.3
700,000	#	Consolidated Container Co., LLC/Consolidated Container Capital, Inc., 10.125%, 07/15/20	738,500	0.2
365,000	#	Eagle Spinco, Inc., 4.625%, 02/15/21	351,769	0.1
250,000	#	FMG Resources August 2006 Pty Ltd., 6.000%, 04/01/17	244,375	0.1
250,000	#	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	243,437	0.1
750,000	#	Gibraltar Industries, Inc., 6.250%, 02/01/21	780,000	0.3
500,000	#	Hecla Mining Co., 6.875%, 05/01/21	466,250	0.2
450,000		Hexion US Finance Corp., 6.625%, 04/15/20	451,125	0.2
1,550,000		Huntsman International LLC, 4.875%, 11/15/20	1,538,375	0.5
1,000,000	#	INEOS Group Holdings SA, 6.125%, 08/15/18	957,500	0.3
500,000	&	Interline Brands, Inc., 10.000%, 11/15/18	540,000	0.2
370,000		Kraton Polymers, LLC/Kraton Polymers Capital Corp., 6.750%, 03/01/19	375,550	0.1
750,000		Lender Processing Services, Inc., 5.750%, 04/15/23	800,625	0.3
410,000	#	Longview Fibre Paper & Packaging, Inc., 8.000%, 06/01/16	427,938	0.1
400,000		Louisiana-Pacific Corp., 7.500%, 06/01/20	438,000	0.1
500,000		Momentive Performance Materials, Inc., 8.875%, 10/15/20	525,000	0.2
1,000,000	#	Neenah Paper, Inc., 5.250%, 05/15/21	980,000	0.3
500,000	#	New Gold, Inc., 7.000%, 04/15/20	507,500	0.2
500,000	#,&	Orion Engineered Carbons Finance & Co. SCA, 9.250%, 08/01/19	502,500	0.2
400,000		PH Glatfelter Co., 5.375%, 10/15/20	398,000	0.1
290,000	#	Plastipak Holdings, Inc., 10.625%, 08/15/19	320,450	0.1
200,000	#	PolyOne Corp., 5.250%, 03/15/23	198,000	0.1
275,000		PolyOne Corp., 7.375%, 09/15/20	298,375	0.1

ING HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
1,250,000	#	PQ Corp., 8.750%, 05/01/18	$1,287,500	0.4
700,000	#	Prince Mineral Holding Corp., 11.500%, 12/15/19	752,500	0.3
307,000	#	Rain CII Carbon, LLC/ CII Carbon Corp., 8.000%, 12/01/18	316,210	0.1
500,000	#	Rain CII Carbon, LLC/ CII Carbon Corp., 8.250%, 01/15/21	502,500	0.2
750,000	#	Roofing Supply Group, LLC/ Roofing Supply Finance, Inc., 10.000%, 06/01/20	819,375	0.3
850,000	#	Sealed Air Corp., 5.250%, 04/01/23	828,750	0.3
1,000,000	#	SIWF Merger Sub, Inc./ Springs Industries, Inc., 6.250%, 06/01/21	982,500	0.3
750,000	#	Unifrax I LLC/ Unifrax Holding Co., 7.500%, 02/15/19	768,750	0.3
1,550,000	#	US Coatings Acquisition, Inc./ Axalta Coating Systems Dutch Holding B BV, 7.375%, 05/01/21	1,586,813	0.5
			28,622,541	9.9
		Telecommunication Services: 7.5%
1,550,000		CenturyLink, Inc., 5.625%, 04/01/20	1,573,250	0.5
178,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	184,230	0.0
800,000		Cincinnati Bell, Inc., 8.750%, 03/15/18	805,000	0.3
1,500,000	#,&	CommScope Holding Co., Inc., 6.625%, 06/01/20	1,440,000	0.5
1,100,000		Cricket Communications, Inc., 7.750%, 10/15/20	1,061,500	0.4
1,000,000		Frontier Communications Corp., 7.625%, 04/15/24	1,007,500	0.3
200,000		Frontier Communications Corp., 8.250%, 04/15/17	227,000	0.1
1,500,000	#	Intelsat Jackson Holdings SA, 6.625%, 12/15/22	1,462,500	0.5
500,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	527,500	0.2
440,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	464,200	0.1
1,500,000	#	Intelsat Luxembourg SA, 7.750%, 06/01/21	1,520,625	0.5
18,024	&	iPCS, Inc., 3.524%, 05/01/14	18,047	0.0
1,550,000	#	Lynx II Corp., 6.375%, 04/15/23	1,569,375	0.5
630,000		MetroPCS Wireless, Inc., 6.625%, 11/15/20	655,987	0.2
780,000	#	MetroPCS Wireless, Inc., 6.250%, 04/01/21	796,575	0.3
500,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	552,500	0.2
2,900,000		Sprint Capital Corp., 6.875%, 11/15/28	2,798,500	1.0
500,000		Sprint Nextel Corp., 6.000%, 11/15/22	492,500	0.2
500,000	#	Sprint Nextel Corp., 7.000%, 03/01/20	541,250	0.2
665,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	779,712	0.3
750,000	#	Telesat Canada/ Telesat, LLC, 6.000%, 05/15/17	767,813	0.3
200,000	#	Wind Acquisition Finance S.A., 7.250%, 02/15/18	202,500	0.1
500,000	#	Wind Acquisition Finance S.A., 7.250%, 02/15/18	501,250	0.2
500,000	#	Wind Acquisition Finance S.A., 11.750%, 07/15/17	522,500	0.2
500,000	#,&	Wind Acquisition Holdings Finance SA, 12.250%, 07/15/17	506,250	0.2
670,000		Windstream Corp., 7.000%, 03/15/19	673,350	0.2
			21,651,414	7.5
		Utilities: 2.6%
710,000		AES Corp., 7.375%, 07/01/21	782,775	0.3
853,000	#	Calpine Corp., 7.500%, 02/15/21	914,843	0.3
410,000	#	Calpine Corp., 7.875%, 07/31/20	446,900	0.1
500,000		DPL, Inc., 6.500%, 10/15/16	525,000	0.2
1,000,000		DPL, Inc., 7.250%, 10/15/21	1,040,000	0.4
480,000	#	Energy Future Intermediate Holding Co., LLC, 10.000%, 12/01/20	526,800	0.2
1,000,000	#	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/23	1,007,500	0.3
475,000		Mirant Americas Generation, LLC, 9.125%, 05/01/31	510,625	0.2
830,000		NRG Energy, Inc., 7.625%, 05/15/19	871,500	0.3
830,000		NRG Energy, Inc., 7.875%, 05/15/21	890,175	0.3
			7,516,118	2.6
		Total Corporate Bonds/Notes (Cost $271,492,255)	273,605,731	94.4

ING HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: 0.4%
		Other Asset-Backed Securities: 0.4%
1,000,000	#	Castle Garden Funding, 6.560%, 10/27/20	$1,070,775	0.4
		Total Asset-Backed Securities (Cost $997,500)	1,070,775	0.4

Shares			Value	Percentage of Net Assets

COMMON STOCK: 0.0%
		Consumer Discretionary: 0.0%
195		American Media, Inc.	2,242	0.0
5,810	X	American Media, Inc., Stock Certificates	1	0.0
		Total Common Stock (Cost $136,656)	2,243	0.0
		Total Long-Term Investments (Cost $272,626,411)	274,678,749	94.8

SHORT-TERM INVESTMENTS: 4.5%
		Mutual Funds: 4.5%
13,141,756		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $13,141,756)	13,141,756	4.5
		Total Short-Term Investments (Cost $13,141,756)	13,141,756	4.5
		Total Investments in Securities (Cost $285,768,167)	$287,820,505	99.3
		Assets in Excess of Other Liabilities	1,905,637	0.7
		Net Assets	$289,726,142	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

&	Payment-in-kind

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

Cost for federal income tax purposes is $285,771,518.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$6,632,421
Gross Unrealized Depreciation	(4,583,434)
Net Unrealized Appreciation	$2,048,987

ING HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$—	$2,243	$2,243
Total Common Stock	—	—	2,243	2,243
Corporate Bonds/Notes	—	273,605,731	—	273,605,731
Asset-Backed Securities	—	1,070,775	—	1,070,775
Short-Term Investments	13,141,756	—	—	13,141,756
Total Investments, at fair value	$13,141,756	$274,676,506	$2,243	$287,820,505

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 27.7%
		Consumer Discretionary: 1.8%
779,000		Brinker International, Inc., 2.600%, 05/15/18	$763,035	0.1
740,000		Cablevision Systems Corp., 8.625%, 09/15/17	843,600	0.1
1,125,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	1,141,875	0.1
772,000	#	COX Communications, Inc., 4.500%, 06/30/43	667,682	0.1
2,214,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.400%, 03/15/17	2,226,007	0.2
670,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%, 03/15/22	644,421	0.1
1,500,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	1,344,192	0.1
510,000	#	DISH DBS Corp., 4.250%, 04/01/18	502,350	0.0
1,681,000		Macy’s Retail Holdings, Inc., 2.875%, 02/15/23	1,552,743	0.1
1,263,000		Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	1,091,295	0.1
1,025,000		Mediacom, LLC, 7.250%, 02/15/22	1,083,938	0.1
559,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	524,509	0.0
1,547,000		News America, Inc., 3.000%, 09/15/22	1,445,808	0.1
1,031,000	#	Pearson Funding Five PLC, 3.250%, 05/08/23	951,794	0.1
367,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 08/01/21	383,515	0.0
1,251,000		Time Warner, Inc., 6.500%, 11/15/36	1,420,618	0.1
863,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	979,505	0.1
1,200,000	#	Viacom, Inc., 4.375%, 03/15/43	1,022,876	0.1
1,293,000		WPP Finance 2010, 5.125%, 09/07/42	1,198,670	0.1
950,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	1,040,250	0.1
			20,828,683	1.8
		Consumer Staples: 0.4%
1,240,000		Constellation Brands, Inc., 7.250%, 05/15/17	1,419,800	0.1
1,420,000	#	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20	1,361,425	0.1
615,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	647,288	0.1
600,000	#,L	KazAgro National Management Holding JSC, 4.625%, 05/24/23	555,000	0.0
956,000		Walgreen Co., 4.400%, 09/15/42	863,606	0.1
			4,847,119	0.4
		Energy: 3.3%
825,000		Alpha Natural Resources, Inc., 6.250%, 06/01/21	662,062	0.1
200,000	L	Alpha Natural Resources, Inc., 6.000%, 06/01/19	163,500	0.0
870,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	1,001,106	0.1
2,441,000		BP Capital Markets PLC, 2.750%, 05/10/23	2,260,364	0.2
375,000		Chesapeake Energy Corp., 6.625%, 08/15/20	405,000	0.0
325,000	#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	323,375	0.0
1,467,000	#	Dolphin Energy Ltd., 5.500%, 12/15/21	1,588,027	0.1
533,000		Enbridge Energy Partners, 4.200%, 09/15/21	542,579	0.0
1,523,000		Enbridge Energy Partners, 9.875%, 03/01/19	1,990,515	0.2
1,070,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	1,174,325	0.1
1,217,000		Energy Transfer Partners L.P., 4.650%, 06/01/21	1,260,906	0.1
2,074,000		Energy Transfer Partners L.P., 6.050%, 06/01/41	2,106,224	0.2
1,244,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	1,615,665	0.1
1,000,000		Enterprise Products Operating, LLC, 4.450%, 02/15/43	892,102	0.1
1,810,000		FMC Technologies, Inc., 3.450%, 10/01/22	1,736,239	0.2
1,250,000		Gazprom OAO Via Gaz Capital SA, 6.212%, 11/22/16	1,355,625	0.1
1,800,000	±,X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	—	—
600,000	#	KazMunayGas National Co. JSC, 4.400%, 04/30/23	558,000	0.0
2,254,000		Marathon Petroleum Corp., 6.500%, 03/01/41	2,585,512	0.2
1,156,000		Murphy Oil Corp., 2.500%, 12/01/17	1,140,933	0.1
650,000		ONEOK Partners L.P., 2.000%, 10/01/17	639,662	0.1
663,000		ONEOK Partners L.P., 3.375%, 10/01/22	610,349	0.1
448,000		Petrobras International Finance Co. — Pifco, 3.500%, 02/06/17	447,001	0.0
1,443,000		Phillips 66, 2.950%, 05/01/17	1,488,078	0.1

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
2,936,000		Phillips 66, 4.300%, 04/01/22	$3,037,424	0.3
830,000		Plains Exploration & Production Co., 8.625%, 10/15/19	913,612	0.1
790,000		Transcontinental Gas Pipe Line Corp., 6.400%, 04/15/16	896,865	0.1
2,600,000		Transocean, Inc., 2.500%, 10/15/17	2,571,156	0.2
1,070,000		Transocean, Inc., 3.800%, 10/15/22	1,020,609	0.1
2,042,000		Weatherford International Ltd., 5.950%, 04/15/42	1,938,305	0.2
969,000		Weatherford International Ltd., 6.750%, 09/15/40	1,006,576	0.1
			37,931,696	3.3
		Financials: 12.1%
3,513,600		Aegon NV, 2.055%, 07/29/49	2,494,656	0.2
1,770,000		American International Group, Inc., 5.850%, 01/16/18	1,993,547	0.2
1,257,000		American International Group, Inc., 8.175%, 05/15/58	1,539,825	0.1
1,410,000		American Tower Corp., 4.500%, 01/15/18	1,504,807	0.1
2,205,000		AvalonBay Communities, Inc., 2.950%, 09/15/22	2,042,564	0.2
400,000	#	Banco de Reservas de La Republica Dominicana, 7.000%, 02/01/23	402,000	0.0
BRL 2,887,000	#	Banco Votorantim SA, 6.250%, 05/16/16	1,429,688	0.1
3,582,000		Bank of America Corp., 3.300%, 01/11/23	3,390,302	0.3
1,491,000		Bank of America Corp., 5.200%, 12/29/49	1,408,995	0.1
1,314,000		Bank of America Corp., 8.000%, 12/29/49	1,470,208	0.1
1,996,000	L	Barclays Bank PLC, 7.625%, 11/21/22	1,963,565	0.2
1,470,000		BB&T Corp., 2.050%, 06/19/18	1,449,729	0.1
3,349,000		BBVA, 4.664%, 10/09/15	3,451,275	0.3
796,000		Berkshire Hathaway, Inc., 3.000%, 02/11/23	767,498	0.1
436,000		Berkshire Hathaway, Inc., 4.400%, 05/15/42	404,383	0.0
1,611,000		BioMed Realty L.P., 4.250%, 07/15/22	1,585,968	0.1
777,000		Boston Properties L.P., 3.700%, 11/15/18	816,714	0.1
500,000	#	Caixa Economica Federal, 3.500%, 11/07/22	422,500	0.0
1,340,000		Capital One Bank USA NA, 3.375%, 02/15/23	1,268,439	0.1
2,452,000		Citigroup, Inc., 3.500%, 05/15/23	2,205,368	0.2
1,025,000		Citigroup, Inc., 4.450%, 01/10/17	1,098,157	0.1
1,858,000		Citigroup, Inc., 5.350%, 05/29/49	1,749,682	0.2
489,000		Citigroup, Inc., 5.875%, 01/30/42	540,548	0.0
1,603,000		Citigroup, Inc., 5.900%, 12/29/49	1,593,664	0.1
958,000		Citigroup, Inc., 5.950%, 12/29/49	954,503	0.1
1,164,000		Citigroup, Inc., 1.300%, 04/01/16	1,150,798	0.1
1,660,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	2,142,198	0.2
2,881,000		Deutsche Bank AG, 4.296%, 05/24/28	2,663,822	0.2
805,000		Discover Financial Services, 3.850%, 11/21/22	756,991	0.1
367,000		Discover Financial Services, 6.450%, 06/12/17	417,155	0.0
2,049,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	1,984,637	0.2
1,260,000		ERP Operating L.P., 3.000%, 04/15/23	1,159,661	0.1
1,840,000		Equity One, Inc., 3.750%, 11/15/22	1,733,957	0.2
1,706,000		Fifth Third Bancorp., 1.450%, 02/28/18	1,649,252	0.1
1,951,000		Fifth Third Bancorp, 5.100%, 12/31/49	1,848,572	0.2
561,000		Ford Motor Co., 3.000%, 06/12/17	562,529	0.1
1,065,000		Ford Motor Co., 8.125%, 01/15/20	1,286,367	0.1
849,000		General Electric Capital Corp., 3.150%, 09/07/22	803,344	0.1
525,000		General Electric Capital Corp., 3.350%, 10/17/16	553,023	0.0
1,800,000		General Electric Capital Corp., 5.250%, 06/29/49	1,723,500	0.1
692,000		General Electric Capital Corp., 5.300%, 02/11/21	759,945	0.1
1,200,000		General Electric Capital Corp., 6.250%, 12/15/49	1,280,375	0.1
1,700,000		General Electric Capital Corp., 7.125%, 12/15/49	1,924,240	0.2
1,073,000	L	Genworth Financial, Inc., 7.625%, 09/24/21	1,248,284	0.1
1,238,000		Goldman Sachs Group, Inc., 2.375%, 01/22/18	1,216,376	0.1
2,898,000		Goldman Sachs Group, Inc., 3.625%, 01/22/23	2,776,603	0.2
976,000		Goldman Sachs Group, Inc., 5.750%, 01/24/22	1,077,832	0.1
998,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	1,026,267	0.1
1,058,000		Hartford Financial Services Group, Inc., 5.125%, 04/15/22	1,152,667	0.1
593,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	707,960	0.1
930,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/38	1,029,975	0.1

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
1,269,000	#	HBOS PLC, 6.750%, 05/21/18	$1,349,543	0.1
1,371,000		Health Care REIT, Inc., 2.250%, 03/15/18	1,347,086	0.1
1,301,000		HSBC Finance Corp., 6.676%, 01/15/21	1,439,830	0.1
2,891,000	#	HSBC Bank PLC, 1.500%, 05/15/18	2,788,182	0.2
2,100,000	#,L	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	2,111,991	0.2
1,037,000	#	International Lease Finance Corp., 7.125%, 09/01/18	1,151,070	0.1
794,000		Intesa Sanpaolo SpA, 3.125%, 01/15/16	781,077	0.1
559,000	#	IPIC GMTN Ltd., 3.750%, 03/01/17	584,155	0.1
800,000	#	IPIC GMTN Ltd., 5.500%, 03/01/22	858,000	0.1
326,000		Itau Unibanco Holding SA/Cayman Island, 5.750%, 01/22/21	326,000	0.0
5,550,000		Jefferies Loan Trust 2013-A Class A, 3.698%, 11/02/14	5,550,000	0.5
2,726,000		JPMorgan Chase & Co., 1.625%, 05/15/18	2,615,373	0.2
2,880,000		JPMorgan Chase & Co., 3.250%, 09/23/22	2,738,051	0.2
1,861,000		JPMorgan Chase & Co., 3.375%, 05/01/23	1,735,390	0.2
1,382,000		JPMorgan Chase & Co., 5.150%, 05/29/49	1,323,265	0.1
1,439,000		JPMorgan Chase & Co., 5.400%, 01/06/42	1,529,378	0.1
1,705,000		Kimco Realty Corp., 3.125%, 06/01/23	1,579,795	0.1
3,152,000		Merrill Lynch & Co., Inc., 6.050%, 05/16/16	3,414,785	0.3
905,000		MetLife, Inc., 4.125%, 08/13/42	809,046	0.1
1,267,000	#	Metropolitan Life Global Funding I, 1.500%, 01/10/18	1,229,256	0.1
1,353,000		Morgan Stanley, 2.125%, 04/25/18	1,295,840	0.1
2,603,000		Morgan Stanley, 4.100%, 05/22/23	2,408,319	0.2
1,569,000		Morgan Stanley, 4.750%, 03/22/17	1,665,117	0.1
1,039,000		Morgan Stanley, 5.500%, 07/28/21	1,110,747	0.1
435,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	458,925	0.0
1,630,000		Murray Street Investment Trust I, 4.647%, 03/09/17	1,726,718	0.2
1,017,000		National Retail Properties, Inc., 3.300%, 04/15/23	920,425	0.1
DKK 11	X	Nordea Kredit Realkreditaktieselskab, 6.000%, 07/01/29	—	—
1,038,000		PNC Financial Services Group, Inc./The, 4.850%, 05/29/49	970,530	0.1
1,007,000		Prudential Financial, Inc., 5.200%, 03/15/44	955,391	0.1
1,539,000		Prudential Financial, Inc., 5.625%, 06/15/43	1,512,068	0.1
1,147,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	1,115,966	0.1
506,000		Regions Bank/Birmingham AL, 6.450%, 06/26/37	532,952	0.0
1,764,000		Regions Bank/Birmingham AL, 7.500%, 05/15/18	2,061,952	0.2
2,578,000		Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	2,460,482	0.2
1,599,000		Royal Bank of Scotland Group PLC, 6.100%, 06/10/23	1,518,932	0.1
1,221,000	#	Simon Property Group L.P., 1.500%, 02/01/18	1,176,917	0.1
682,000		Simon Property Group L.P., 4.750%, 03/15/42	652,621	0.1
923,000		SLM Corp., 4.625%, 09/25/17	911,463	0.1
755,000		SLM Corp., 6.000%, 01/25/17	792,750	0.1
2,559,000	#	Standard Chartered PLC, 3.950%, 01/11/23	2,383,752	0.2
3,223,000		State Street Corp., 3.100%, 05/15/23	3,023,329	0.3
1,470,000		UBS AG/Stamford CT, 7.625%, 08/17/22	1,615,135	0.1
1,408,000		Wells Fargo & Co., 1.500%, 01/16/18	1,374,257	0.1
901,000		Wells Fargo & Co., 3.450%, 02/13/23	861,706	0.1
			141,352,482	12.1
		Health Care: 2.2%
692,000		Aetna, Inc., 1.500%, 11/15/17	672,327	0.1
929,000		Aetna, Inc., 2.750%, 11/15/22	856,817	0.1
785,000		Amgen, Inc., 3.875%, 11/15/21	808,967	0.1
366,000		Amgen, Inc., 5.150%, 11/15/41	366,253	0.0
866,000		Baxter International, Inc., 1.850%, 06/15/18	859,660	0.1
3,251,000		Celgene Corp., 3.250%, 08/15/22	3,087,523	0.3
1,018,000		Express Scripts Holding Co., 2.650%, 02/15/17	1,037,176	0.1
1,395,000		HCA, Inc., 7.250%, 09/15/20	1,501,369	0.1
884,000		Healthsouth Corp., 7.250%, 10/01/18	948,090	0.1
1,153,000		Humana, Inc., 3.150%, 12/01/22	1,071,523	0.1
637,000		Kaiser Foundation Hospitals, 4.875%, 04/01/42	635,983	0.1
464,000		Medtronic, Inc., 2.750%, 04/01/23	434,337	0.0
1,830,000		Merck & Co., Inc., 2.800%, 05/18/23	1,733,980	0.1
1,434,000		St Jude Medical, Inc., 3.250%, 04/15/23	1,354,163	0.1

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
1,320,000		St Jude Medical, Inc., 4.750%, 04/15/43	$1,229,472	0.1
1,054,000	X	U.S. Oncology Escrow, 9.125%, 12/31/49	—	—
915,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	933,300	0.1
2,180,000		WellPoint, Inc., 3.700%, 08/15/21	2,200,684	0.2
2,171,000		WellPoint, Inc., 4.625%, 05/15/42	2,023,706	0.2
1,267,000	#	Zoetis, Inc., 1.875%, 02/01/18	1,241,232	0.1
1,774,000	#	Zoetis, Inc., 3.250%, 02/01/23	1,687,910	0.1
636,000	#	Zoetis, Inc., 4.700%, 02/01/43	596,886	0.0
			25,281,358	2.2
		Industrials: 1.2%
982,000	#	Barrick Gold Corp., 2.500%, 05/01/18	881,885	0.1
1,373,000	#	Barrick Gold Corp., 4.100%, 05/01/23	1,148,645	0.1
1,230,000		BE Aerospace, Inc., 6.875%, 10/01/20	1,334,550	0.1
1,175,000		Case New Holland, Inc., 7.875%, 12/01/17	1,336,563	0.1
585,000		Ford Motor Co., 4.750%, 01/15/43	518,030	0.0
1,700,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	1,768,000	0.1
1,879,000	#	Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	1,869,838	0.2
900,000		Lennar Corp., 4.750%, 12/15/17	904,500	0.1
2,292,000		MDC Holdings, Inc., 6.000%, 01/15/43	2,138,051	0.2
1,300,000		Rio Tinto Finance USA PLC, 2.250%, 12/14/18	1,264,363	0.1
1,076,000	#	Turlock Corp., 2.750%, 11/02/22	1,008,053	0.1
			14,172,478	1.2
		Information Technology: 1.6%
713,000		Apple, Inc., 2.400%, 05/03/23	662,284	0.1
605,000		Apple, Inc., 3.850%, 05/04/43	540,298	0.0
1,120,000		Brocade Communications Systems, Inc., 6.875%, 01/15/20	1,201,200	0.1
2,391,000		eBay, Inc., 4.000%, 07/15/42	2,038,167	0.2
3,450,000		EMC Corp./MA, 1.875%, 06/01/18	3,412,988	0.3
1,967,000		EMC Corp./MA, 3.375%, 06/01/23	1,933,467	0.2
2,458,000		Fidelity National Information Services, Inc., 3.500%, 04/15/23	2,223,143	0.2
825,000		Hewlett-Packard Co., 2.600%, 09/15/17	824,462	0.1
2,673,000		Hewlett-Packard Co., 3.000%, 09/15/16	2,746,638	0.2
625,000		Hewlett-Packard Co., 5.400%, 03/01/17	681,694	0.1
1,163,000		Jabil Circuit, Inc., 7.750%, 07/15/16	1,322,913	0.1
671,000		Motorola Solutions, Inc., 3.750%, 05/15/22	653,144	0.0
111,000		Seagate Technology HDD Holdings, 6.800%, 10/01/16	123,488	0.0
			18,363,886	1.6
		Materials: 1.7%
2,564,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	2,501,428	0.2
200,000		AngloGold Ashanti Holdings PLC, 5.125%, 08/01/22	177,066	0.0
250,000	#	Ardagh Packaging Finance PLC, 7.375%, 10/15/17	267,812	0.0
2,527,000		Cabot Corp., 3.700%, 07/15/22	2,447,463	0.2
1,500,000	#	EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.125%, 12/12/17	1,481,250	0.1
1,649,000	#	Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	1,569,474	0.1
1,519,000	#	Freeport-McMoRan Copper & Gold, Inc., 3.875%, 03/15/23	1,376,740	0.1
1,334,000	#	Georgia-Pacific LLC, 3.734%, 07/15/23	1,299,401	0.1
1,126,000		Goldcorp, Inc., 3.700%, 03/15/23	998,491	0.1
1,770,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	1,783,275	0.2
730,000		Rio Tinto Finance USA PLC, 1.625%, 08/21/17	716,449	0.1
960,000	#	Sealed Air Corp., 8.375%, 09/15/21	1,089,600	0.1
1,028,000		Vale Overseas Ltd., 4.625%, 09/15/20	1,020,035	0.1
2,017,000	#	Xstrata Finance Canada Ltd., 4.250%, 10/25/22	1,833,628	0.2
778,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	754,087	0.1
			19,316,199	1.7
		Telecommunication Services: 1.4%
1,043,000		AT&T, Inc., 5.350%, 09/01/40	1,060,217	0.1
1,025,000		CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	1,009,422	0.1
425,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	448,375	0.0
450,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	474,750	0.0
699,000		Motorola Solutions, Inc., 3.500%, 03/01/23	659,873	0.1
770,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	850,850	0.1
2,600,000	#	Telefonica Chile SA, 3.875%, 10/12/22	2,385,978	0.2

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
625,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	$605,825	0.1
1,428,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	1,476,077	0.1
4,376,000		Verizon Communications, Inc., 1.950%, 03/28/14	4,420,863	0.4
571,000		Vodafone Group PLC, 2.950%, 02/19/23	528,630	0.0
1,889,000		Vodafone Group PLC, 4.375%, 02/19/43	1,700,738	0.1
1,200,000		Windstream Corp., 7.000%, 03/15/19	1,206,000	0.1
			16,827,598	1.4
		Utilities: 2.0%
855,000		AES Corp., 8.000%, 10/15/17	966,150	0.1
1,191,000		Ameren Corp., 8.875%, 05/15/14	1,269,751	0.1
771,000		American Electric Power Co., Inc., 1.650%, 12/15/17	750,042	0.1
566,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	489,584	0.0
1,760,000		Duke Energy Corp., 2.100%, 06/15/18	1,750,470	0.1
612,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	689,182	0.0
1,249,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	1,455,157	0.1
873,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	907,920	0.1
782,000		Entergy Texas, Inc., 7.125%, 02/01/19	933,398	0.1
1,019,000		FirstEnergy Corp., 2.750%, 03/15/18	992,757	0.1
1,519,000		FirstEnergy Corp., 4.250%, 03/15/23	1,413,255	0.1
314,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	322,181	0.0
88,921	#	Juniper Generation, LLC, 6.790%, 12/31/14	84,572	0.0
618,000		Metropolitan Edison, 7.700%, 01/15/19	758,136	0.1
709,000		Nevada Power Co., 7.125%, 03/15/19	878,927	0.1
1,192,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	1,149,800	0.1
521,000		Nisource Finance Corp., 5.950%, 06/15/41	549,802	0.0
645,000		Nisource Finance Corp., 6.125%, 03/01/22	728,797	0.1
701,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	724,219	0.1
980,000		Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	1,185,138	0.1
2,332,000		Petrobras Global Finance BV, 4.375%, 05/20/23	2,161,316	0.2
1,172,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	1,112,055	0.1
1,169,000		Southwestern Electric Power, 5.550%, 01/15/17	1,293,190	0.1
1,030,000		TransAlta Corp., 4.500%, 11/15/22	983,584	0.1
			23,549,383	2.0
		Total Corporate Bonds/Notes (Cost $328,604,881)	322,470,882	27.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 16.7%
1,039,000	#	American General Mortgage Loan Trust, 5.650%, 03/25/58	1,092,983	0.1
900,000	#	Arkle Master Issuer PLC, 1.974%, 05/17/60	921,400	0.1
2,599,318		Banc of America Alternative Loan Trust 2007-2, 6.000%, 06/25/37	1,984,836	0.2
1,439,770	#	Banc of America Funding Corp., 5.250%, 08/26/35	1,458,006	0.1
684,902	#	Banc of America Large Loan, Inc., 1.593%, 06/15/18	684,902	0.1
860,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.185%, 09/10/47	902,888	0.1
1,900,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.185%, 09/10/47	2,009,337	0.2
1,030,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.185%, 09/10/47	1,055,981	0.1
860,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.337%, 07/10/43	895,777	0.1
480,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.361%, 03/11/41	489,941	0.0
971,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.361%, 03/11/41	964,081	0.1
109,987	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 6.850%, 11/15/31	110,400	0.0
4,623,605		BCAP LLC Trust 2007-AA2, 0.403%, 05/25/47	2,962,933	0.3
452,672		Bear Stearns Alternative-A Trust, 0.833%, 07/25/34	431,926	0.0
1,895,077		Bear Stearns ARM Trust 2006-2, 2.726%, 07/25/36	1,508,338	0.1

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
2,180,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 5.815%, 06/11/41	$2,199,799	0.2
1,170,000	#	Bear Stearns Commercial Mortgage Securities, 5.766%, 04/12/38	1,247,632	0.1
547,603		Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	530,821	0.0
1,330,000		CD 2007-CD5 Mortgage Trust, 6.323%, 11/15/44	1,349,586	0.1
1,293,908		Chase Mortgage Finance Corp., 6.000%, 05/25/37	1,112,498	0.1
7,676,962	#,ˆ	Citigroup Commercial Mortgage Trust, 2.415%, 09/10/45	945,496	0.1
2,811,000	#	Citigroup Mortgage Loan Trust 2010-7, 6.583%, 12/25/35	2,758,477	0.2
2,042,080		Citigroup Mortgage Loan Trust, Inc., 3.027%, 09/25/37	1,629,795	0.1
3,898,458		Citimortgage Alternative Loan Trust, 6.000%, 06/25/37	3,268,851	0.3
8,572,951	ˆ	COMM 2013-LC6 Mortgage Trust, 1.955%, 01/10/46	880,007	0.1
27,260,000	#,ˆ	Commercial Mortgage Pass Through Certificates, 0.752%, 10/15/45	1,352,887	0.1
7,801,450	ˆ	Commercial Mortgage Pass Through Certificates, 2.086%, 12/10/45	884,190	0.1
5,040,246	ˆ	Commercial Mortgage Pass Through Certificates, 2.120%, 08/15/45	590,380	0.0
6,898,946	ˆ	Commercial Mortgage Pass Through Certificates, 2.425%, 05/15/45	886,755	0.1
22,985		Commercial Mortgage Pass Through Certificates, 5.800%, 12/10/49	22,947	0.0
3,233,319		Countrywide Alternative Loan Trust, 0.313%, 06/25/36	2,223,084	0.2
2,331,455		Countrywide Alternative Loan Trust, 5.500%, 12/25/35	2,129,171	0.2
670,707		Countrywide Home Loan Mortgage Pass-Through Trust, 0.513%, 04/25/35	140,080	0.0
1,546,214		Countrywide Home Loan Mortgage Pass-Through Trust, 5.750%, 06/25/37	1,406,901	0.1
310,000		Credit Suisse First Boston Mortgage Securities Corp., 5.343%, 12/15/39	329,098	0.0
1,920,609	#	Credit Suisse First Boston Mortgage Securities Corp., 5.763%, 04/12/49	1,959,437	0.2
900,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.844%, 05/15/36	927,066	0.1
435,600		Credit Suisse First Boston Mortgage Securities Corp., 7.525%, 08/15/36	436,030	0.0
442,500		Credit Suisse First Boston Mortgage Securities Corp., 5.736%, 05/15/36	488,689	0.0
1,761,898		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.313%, 08/25/36	1,147,061	0.1
2,374,575		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.383%, 10/25/36	1,251,478	0.1
1,920,047		First Horizon Alternative Mortgage Securities Trust 2006-FA8, 6.000%, 02/25/37	1,654,611	0.1
1,902,529		First Horizon Alternative Mortgage Securities, 0.493%, 12/25/36	1,151,362	0.1
1,349,480		First Horizon Alternative Mortgage Securities, 6.000%, 02/25/37	1,162,922	0.1
2,584,288		First Horizon Alternative Mortgage Securities, 6.250%, 02/25/37	2,296,134	0.2
4,018,359		First Horizon Alternative Mortgage Securities, 6.000%, 05/25/36	3,465,989	0.3
1,902,529	ˆ	First Horizon Alternative Mortgage Securities, 6.507%, 12/25/36	417,350	0.0
1,919,000	#	First Union National Bank Com Mort Pas Thr Cert Ser 2001 C4, 6.000%, 12/12/33	1,930,530	0.2
1,200,000	#	Fosse Master PLC, 1.677%, 10/18/54	1,221,420	0.1
1,537,858		Freddie Mac, 5.000%, 02/15/35	1,662,431	0.1
1,737,774		Freddie Mac, 5.500%, 07/15/37	1,889,763	0.2
5,104,000	#	GE Capital Commercial Mortgage Corp., 5.496%, 11/10/38	5,268,331	0.5
1,840,000	#	GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Trust, 5.748%, 04/10/40	1,854,425	0.2
634,031	#	Gracechurch Mortgage Financing PLC, 1.824%, 11/20/56	645,134	0.1

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
910,000	#	Greenwich Capital Commercial Funding Corp., 5.756%, 01/05/36	$918,185	0.1
7,879,405	#,ˆ	GS Mortgage Securities Corp. II, 1.907%, 08/10/44	613,828	0.1
771,000		GS Mort Sec Corp. II Commercial Mort Ps Thr Cert Ser 2004-GG2, 5.830%, 08/10/38	757,307	0.1
8,795,423	ˆ	GS Mortgage Securities Corp. II, 2.563%, 11/10/45	1,240,182	0.1
1,300,000	#	GS Mortgage Securities Trust 2011-GC3, 5.728%, 03/10/44	1,245,521	0.1
31,448		GSR Mortgage Loan Trust, 0.693%, 06/25/35	29,407	0.0
1,734,136		GSR Mortgage Loan Trust, 5.500%, 05/25/36	1,581,599	0.1
1,130,256		GSR Mortgage Loan Trust, 6.000%, 01/25/37	1,038,544	0.1
2,900,000	#	Holmes Master Issuer PLC, 1.827%, 10/21/54	2,940,446	0.3
249,811		Homebanc Mortgage Trust, 1.053%, 08/25/29	227,556	0.0
907,431		JP Morgan Alternative Loan Trust, 5.500%, 12/25/35	753,643	0.1
1,540,000	#	JP Morgan Chase Com Mort Sec Corp. Ps Thr Certs Ser 2003-LN1, 5.725%, 10/15/37	1,419,758	0.1
15,265,000	#,ˆ	JP Morgan Chase Commercial Mortgage Securities Corp., 0.447%, 12/15/47	434,955	0.0
5,280,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 0.974%, 04/15/30	5,272,671	0.5
13,176,515	ˆ	JP Morgan Chase Commercial Mortgage Securities Corp., 2.100%, 12/15/47	1,475,950	0.1
17,132,997	ˆ	JP Morgan Chase Commercial Mortgage Securities Corp., 2.206%, 06/16/45	1,815,294	0.2
245,999		JP Morgan Chase Commercial Mortgage Securities Corp., 4.903%, 10/15/42	249,501	0.0
1,410,000	#	JP Morgan Commercial Mort Pass Thr Certs Ser 2004-C1, 6.015%, 01/15/38	1,430,112	0.1
417,409		JP Morgan Commercial Mortgage Finance Corp., 8.645%, 08/15/32	435,588	0.0
1,128,070		JP Morgan Mortgage Trust 2006-S4, 6.000%, 01/25/37	948,383	0.1
951,007		JP Morgan Mortgage Trust 2007-S2, 6.750%, 06/25/37	820,502	0.1
3,700,295		JP Morgan Mortgage Trust, 6.500%, 08/25/36	3,318,271	0.3
93,803		JPMorgan Chase Commerical Mortgage Securities Corp., 5.198%, 12/15/44	94,242	0.0
894,678	#	JPMorgan Chase Commerical Mortgage Securities Corp., 6.135%, 07/12/37	895,929	0.1
5,000,000	#	Lanark Master Issuer PLC, 1.673%, 12/22/54	5,104,430	0.4
500,000		LB Commercial Conduit Mortgage Trust, 6.081%, 07/15/44	554,396	0.0
1,420,000	#	LB Commercial Mortgage Trust 2007-C3, 6.081%, 07/15/44	1,579,129	0.1
830,000		LB-UBS Commercial Mortgage Trust 2000-C4, 8.150%, 07/15/32	874,842	0.1
20,224,498	#,ˆ	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	598,645	0.0
770,000		LB-UBS Commercial Mortgage Trust 2005-C3, 4.954%, 07/15/40	763,921	0.1
1,150,000		LB-UBS Commercial Mortgage Trust 2006-C4, 6.081%, 06/15/38	1,070,519	0.1
76,170,937	#,ˆ	LB-UBS Commercial Mortgage Trust, 0.847%, 11/15/38	1,520,456	0.1
1,730,000		LB-UBS Commercial Mortgage Trust, 4.983%, 07/15/40	1,704,153	0.1
1,180,000		LB-UBS Commercial Mortgage Trust, 5.350%, 11/15/40	1,171,263	0.1
700,000	#	LB-UBS Commercial Mortgage Trust, 5.413%, 02/15/40	632,213	0.1
600,000	#	LB-UBS Commercial Mortgage Trust, 5.413%, 10/15/36	610,316	0.1
1,020,000		LB-UBS Commercial Mortgage Trust, 5.712%, 06/15/36	1,040,948	0.1
1,100,000	#	LB-UBS Commercial Mortgage Trust, 5.713%, 10/15/36	860,223	0.1
1,280,000		LB-UBS Commercial Mortgage Trust, 6.081%, 06/15/38	1,279,980	0.1
1,830,000	#	LB-UBS Commercial Mortgage Trust, 6.089%, 09/15/39	1,799,686	0.2
1,760,000	#	LB-UBS Commercial Mortgage Trust, 6.089%, 09/15/39	1,763,846	0.2
2,070,000	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	1,950,900	0.2
288,049		Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29	287,356	0.0
2,220,000		Merrill Lynch Mortgage Investors, Inc., 6.750%, 11/15/26	2,279,418	0.2
11,467,969	ˆ	Morgan Stanley Bank of America Merrill Lynch Trust, 1.662%, 12/15/48	883,043	0.1

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
13,904,058	#,ˆ	Morgan Stanley Bank of America Merrill Lynch Trust, 2.081%, 08/15/45	$1,438,034	0.1
19,803,903	#,ˆ	Morgan Stanley Bank of America Merrill Lynch Trust, 2.339%, 11/15/45	2,308,076	0.2
420,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	406,585	0.0
410,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	409,901	0.0
2,600,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 6.082%, 01/13/41	2,641,609	0.2
1,240,000		Morgan Stanley Capital I Trust 2004-HQ4, 5.150%, 04/14/40	1,237,363	0.1
2,270,000		Morgan Stanley Capital I Trust 2005-HQ6, 5.271%, 07/13/15	2,040,009	0.2
1,720,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.459%, 01/11/43	1,728,049	0.1
1,460,000		Morgan Stanley Capital I, Inc., 5.539%, 06/15/38	1,494,914	0.1
250,000	#	Morgan Stanley Capital I, Inc., 5.910%, 11/15/31	255,196	0.0
1,246,000		Morgan Stanley Capital I, 5.073%, 08/13/42	1,307,794	0.1
850,000		Morgan Stanley Capital I, 5.202%, 08/13/42	841,368	0.1
1,148,000		Morgan Stanley Capital I, 5.302%, 01/14/42	1,199,948	0.1
1,080,000		Morgan Stanley Capital I, 5.336%, 01/14/42	1,125,974	0.1
850,000		Morgan Stanley Capital I, 5.300%, 06/15/40	876,135	0.1
2,540,000	#	Morgan Stanley Capital I, 5.420%, 09/15/47	2,455,743	0.2
1,300,000	#	Morgan Stanley Capital I, 5.420%, 09/15/47	1,226,495	0.1
1,000,000	#	Morgan Stanley Capital I, 5.632%, 01/13/41	1,016,213	0.1
116,839	#	Morgan Stanley Capital I, 7.350%, 07/15/32	123,203	0.0
1,849,000	#	Morgan Stanley Dean Witter Capital I Trust 2002-IQ3, 5.980%, 09/15/37	1,957,081	0.2
600,000	#	Morgan Stanley Dean Witter Capital I, 7.644%, 07/15/33	596,181	0.0
1,044,000	#	Morgan Stanley Reremic Trust, 5.391%, 12/17/43	1,056,262	0.1
1,520,000	#	Nationslink Funding Corp. 1999-ltl-1 Commer Loan Pas Thr Cer, 6.450%, 01/22/26	1,635,368	0.1
606,133		Prime Mortgage Trust 2007-1, 5.500%, 03/25/37	527,911	0.0
1,211,518		RALI Trust, 6.000%, 09/25/35	1,142,689	0.1
19,042,768	#,ˆ	RBSCF Trust, 1.109%, 04/15/24	256,047	0.0
2,680,000	#	RBSCF Trust, 5.305%, 01/16/49	2,699,106	0.2
4,186,278		Residential Accredit Loans, Inc., 0.363%, 01/25/37	3,041,838	0.3
1,601,261		Residential Accredit Loans, Inc., 0.643%, 12/25/36	835,617	0.1
2,304,000	#	Silverstone Master Issuer PLC, 1.826%, 01/21/55	2,357,842	0.2
1,487,000	#	Springleaf Mortgage Loan Trust, 3.790%, 06/25/58	1,494,514	0.1
2,030,000	#	Springleaf Mortgage Loan Trust, 4.440%, 12/25/59	2,113,545	0.2
1,258,000	#	Springleaf Mortgage Loan Trust, 4.440%, 06/25/58	1,266,786	0.1
390,601		Structured Adjustable Rate Mortgage Loan Trust, 2.764%, 09/25/34	390,152	0.0
548,783		Structured Asset Mortgage Investments, Inc., 0.672%, 04/19/35	526,957	0.0
7,996,656	#,ˆ	UBS-Barclays Commercial Mortgage Trust, 1.968%, 05/10/63	769,425	0.1
100,817		WaMu Mortgage Pass Through Certificates, 2.444%, 10/25/35	100,882	0.0
1,175,925		WaMu Mortgage Pass Through Certificates, 5.703%, 10/25/36	926,669	0.1
1,009,897		Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.500%, 10/25/35	899,235	0.1
2,208,095		Washington Mutual Alternative Mortgage Pass-Through Certificates, 6.000%, 11/25/35	1,871,143	0.2
976,966		Washington Mutual Mortgage Pass-through Certificates, 6.000%, 06/25/34	1,043,643	0.1
4,061,489		Wells Fargo Alternative Loan Trust, 6.250%, 07/25/37	3,589,617	0.3
2,754,168		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust, 2.605%, 05/25/36	2,518,847	0.2
9,563,167	#,ˆ	Wells Fargo Mortgage Backed Securities Trust, 1.755%, 06/15/45	967,522	0.1
7,216,760	#,ˆ	Wells Fargo Mortgage Backed Securities Trust, 2.406%, 08/15/45	883,811	0.1
2,414,910		Wells Fargo Mortgage Backed Securities Trust, 5.592%, 04/25/36	2,309,647	0.2
		Total Collateralized Mortgage Obligations (Cost $191,159,146)	194,390,350	16.7

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: 8.9%
		Automobile Asset-Backed Securities: 0.4%
1,000,000	#	Motor PLC, 1.286%, 02/25/20	$1,002,821	0.1
550,000		SMART Trust/Australia, 1.180%, 02/14/19	543,180	0.1
1,000,000		SMART Trust, 1.050%, 10/14/18	998,147	0.1
1,500,000	#	SMART Trust, 1.590%, 10/14/16	1,514,481	0.1
			4,058,629	0.4
		Credit Card Asset-Backed Securities: 0.5%
2,500,000	#	Cards II Trust, 0.643%, 09/15/17	2,507,516	0.2
1,250,000	#	Gracechurch Card Funding PLC, 0.893%, 02/15/17	1,259,211	0.1
2,200,000	#	Penarth Master Issuer PLC, 0.763%, 03/18/14	2,208,125	0.2
			5,974,852	0.5
		Home Equity Asset-Backed Securities: 0.4%
987,093		Freddie Mac Structured Pass-Through Securities, 0.443%, 05/25/31	972,758	0.1
42,797		Freddie Mac Structured Pass-Through Securities, 0.493%, 01/25/32	41,512	0.0
4,104,523		GSAA Trust, 0.253%, 10/25/36	2,020,394	0.2
3,696,870		GSAA Trust, 0.283%, 12/25/36	1,875,171	0.1
50,459		Residential Asset Securities Corp., 0.793%, 06/25/32	38,952	0.0
			4,948,787	0.4
		Other Asset-Backed Securities: 7.6%
732,368	#	Aimco CDO, 0.526%, 10/20/19	718,048	0.1
2,000,000	#	AMMC CLO III Ltd., 1.526%, 07/25/16	1,999,176	0.2
500,000	#	Apidos CDO I Ltd., 1.026%, 07/27/17	484,970	0.0
940,000	#	Apidos CDO II, 1.076%, 12/21/18	890,682	0.1
850,000	#	Ares Enhanced Loan Investment Strategy IR Ltd., 4.276%, 10/16/20	851,153	0.1
1,800,000	#	Ares Enhanced Loan Investment Strategy IR Ltd., 6.276%, 10/16/20	1,804,460	0.2
1,200,000	#	Ares VIR CLO Ltd., 2.174%, 03/12/18	1,174,208	0.1
2,552,269	#	Ares VR CLO Ltd., 2.174%, 02/24/18	2,470,012	0.2
1,180,427	#	ARES X CLO Ltd., 2.273%, 09/18/17	1,179,330	0.1
2,910,000	#	Ares XII CLO Ltd., 2.273%, 11/25/20	2,809,061	0.2
228,682	#	Atrium CDO Corp., 0.603%, 10/27/16	227,585	0.0
725,000	#	Atrium III, 2.273%, 10/27/16	703,782	0.1
1,750,000	#	Atrium IV, 1.024%, 06/08/19	1,687,444	0.1
750,000	#	Atrium IV, 2.124%, 06/08/19	731,057	0.1
1,500,000	#	Avalon Capital Ltd 3, 1.074%, 02/24/19	1,465,531	0.1
1,625,000	#	Babson CLO, Inc. 2005-III, 0.675%, 11/10/19	1,547,616	0.1
1,350,000	#	Ballyrock CLO III Ltd., 1.006%, 07/25/17	1,326,394	0.1
3,388,865	#	Black Diamond CLO Ltd., 0.542%, 06/20/17	3,371,921	0.3
1,250,000	#	Callidus Debt Partners CLO Fund VII Ltd., 2.526%, 01/21/21	1,225,651	0.1
1,566,055	#	Castle Garden Funding, 0.535%, 10/27/20	1,549,339	0.1
600,000	#	Castle Garden Funding, 5.025%, 10/27/20	600,523	0.1
1,000,000	#	Castle Garden Funding, 6.560%, 10/27/20	1,070,775	0.1
76,239		Chase Funding Trust Series 2003-5, 0.793%, 07/25/33	70,316	0.0
2,475,000	#	CIFC Funding 2006-I Ltd., 0.676%, 10/20/20	2,352,255	0.2
2,225,000	#	Clydesdale CLO 2005 Ltd, 0.727%, 12/06/17	2,177,717	0.2
2,080,000		CNH Equipment Trust, 0.870%, 11/15/19	2,042,667	0.2
2,859,000		Countrywide Asset-Backed Certificates, 5.530%, 04/25/47	2,665,860	0.2
670,193		Credit-Based Asset Servicing and Securitization, LLC, 4.579%, 08/25/35	682,923	0.1
754,698	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	767,827	0.1
1,500,000	#	Eaton Vance CDO IX Ltd., 0.926%, 04/20/19	1,395,955	0.1
1,850,000	#	Emporia Preferred Funding I Corp., 0.827%, 10/12/18	1,844,293	0.2
1,879,236	#	Emporia Preferred Funding II Corp., 0.557%, 10/18/18	1,867,145	0.2
2,100,000	#	Emporia Preferred Funding, 0.777%, 10/18/18	1,991,201	0.2
1,450,000	#	Fraser Sullivan CLO II Ltd., 0.672%, 12/20/20	1,373,091	0.1
225,031	#	Galaxy CLO Ltd, 0.728%, 04/17/17	224,982	0.0
1,514,000	#	Gulf Stream — Compass CLO 2005-I Ltd., 1.025%, 05/15/17	1,499,834	0.1
3,075,000	#	Gulf Stream — Compass CLO 2005-I Ltd, 2.175%, 05/15/17	2,992,633	0.3
1,825,000	#	Gulf Stream — Compass CLO 2007-I Ltd., 2.276%, 10/28/19	1,755,305	0.1
3,040,000	#	Gulf Stream — Sextant CLO 2006-1 Ltd., 1.874%, 08/21/20	2,894,503	0.2
2,250,000	#	Gulf Stream — Sextant CLO Ltd., 0.614%, 08/21/20	2,209,820	0.2

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
2,827,278	#	Gulf Stream Compass CLO Ltd., 0.695%, 05/15/17	$2,821,436	0.2
3,350,000	#	Halcyon Structured Asset Management CLO I Ltd., 1.974%, 05/21/18	3,299,733	0.3
1,150,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd., 0.723%, 08/07/21	1,109,617	0.1
500,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd., 2.573%, 08/07/21	480,573	0.0
1,275,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured CLO 2006-1 Ltd., 0.997%, 10/12/18	1,243,824	0.1
750,000	#	Hewett’s Island CDO Ltd., 1.225%, 08/09/17	737,180	0.1
2,725,000	#	Landmark VI CDO Ltd, 0.777%, 01/14/18	2,632,211	0.2
390,744		Lehman XS Trust, 0.473%, 08/25/35	364,426	0.0
1,824,831	#	Lightpoint CLO Ltd., 0.533%, 09/15/17	1,792,891	0.2
1,780,000	#	Madison Park Funding I Ltd., 2.175%, 05/10/19	1,779,655	0.2
680,000		Madison Park Funding I Ltd., 5.025%, 05/10/19	680,372	0.1
1,425,000	#	Marathon CLO I Ltd, 2.176%, 07/26/19	1,424,793	0.1
1,550,000	#	Morgan Stanley Investment Management Croton Ltd, 0.727%, 01/15/18	1,507,482	0.1
1,000,000	#	Oak Hill Credit Partners IV Ltd, 1.974%, 05/17/21	949,838	0.1
1,400,000	#	Stanfield Veyron CLO Ltd., 0.677%, 07/15/18	1,348,659	0.1
2,100,000	#	Stanfield Veyron CLO Ltd., 0.957%, 07/15/18	1,993,156	0.2
1,550,000	#	WhiteHorse III Ltd./Corp, 1.024%, 05/01/18	1,489,339	0.1
1,700,000	#	Whitney CLO Ltd, 2.375%, 03/01/17	1,699,854	0.1
			88,052,084	7.6
		Total Asset-Backed Securities (Cost $102,821,069)	103,034,352	8.9

U.S. TREASURY OBLIGATIONS: 17.2%
		Treasury Inflation Indexed Protected Securities: 1.7%
19,996,000		0.125%, due 01/15/22	20,118,980	1.7
		U.S. Treasury Bonds: 3.6%
16,515,000		1.750%, due 05/15/23	15,458,304	1.3
7,335,000		2.000%, due 02/15/22	7,170,535	0.6
21,025,000		3.125%, due 02/15/43	19,655,095	1.7
			42,283,934	3.6
		U.S. Treasury Notes: 11.9%
5,100,000		0.250%, due 05/31/15	5,090,738	0.4
27,066,000		0.375%, due 06/30/15	27,073,389	2.3
66,397,000		0.500%, due 06/15/16	66,109,103	5.7
182,000		1.000%, due 05/31/18	178,815	0.0
15,652,000		1.375%, due 06/30/18	15,637,945	1.4
4,535,000		1.375%, due 05/31/20	4,373,971	0.4
19,595,000		1.875%, due 06/30/20	19,511,564	1.7
			137,975,525	11.9
		Total U.S. Treasury Obligations (Cost $202,336,906)	200,378,439	17.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 31.5%
		Federal Home Loan Mortgage Corporation: 6.7%##
118,624		0.543%, due 02/15/32	118,872	0.0
1,812,211		3.000%, due 02/01/27	1,868,694	0.2
3,473,311		3.000%, due 02/01/27	3,580,832	0.3
1,756,000	W	3.000%, due 02/15/27	1,800,243	0.2
546,396		3.293%, due 03/15/38	561,026	0.0
1,459,000	W	3.500%, due 01/15/42	1,474,046	0.1
3,021,052	ˆˆ	4.000%, due 01/15/36	2,834,274	0.2
1,561,000	W	4.000%, due 01/15/41	1,620,330	0.1
3,835,821		4.000%, due 10/01/41	4,000,957	0.3
5,487,292		4.000%, due 12/01/41	5,723,525	0.5
8,051,945	ˆ	4.500%, due 12/15/40	1,562,138	0.1
2,700,092		4.500%, due 08/01/41	2,852,088	0.2
809,147		4.500%, due 08/01/41	854,697	0.1
3,002,313		4.500%, due 09/01/41	3,165,113	0.3
3,603,078		4.500%, due 10/01/41	3,805,906	0.3
1,691,807		4.500%, due 01/15/42	1,777,820	0.2
1,540,482	ˆ	4.846%, due 03/15/33	1,639,303	0.1
759,716		5.000%, due 12/15/17	810,371	0.1
1,515,584		5.000%, due 02/15/35	1,654,069	0.1
516,168		5.000%, due 02/15/35	535,653	0.0
532,421		5.000%, due 01/01/41	573,440	0.1
1,333,978		5.500%, due 11/15/22	1,444,134	0.1
1,765,350		5.500%, due 12/15/32	1,956,523	0.2
677,357		5.500%, due 09/15/34	723,666	0.1
6,622,002		5.500%, due 02/15/36	7,321,024	0.6
1,506,262		5.500%, due 08/15/36	1,690,815	0.1
768,480		5.500%, due 05/15/37	828,417	0.1
2,355,907		5.500%, due 06/15/37	2,558,404	0.2
22,247		5.589%, due 05/01/37	23,938	0.0
13,944,196	ˆ	5.808%, due 05/15/36	1,884,103	0.2
5,140,407	ˆ	5.858%, due 07/15/40	875,415	0.1
1,485		6.000%, due 04/01/14	1,510	0.0
9,167		6.000%, due 12/01/28	10,172	0.0
22,652		6.000%, due 01/01/29	25,136	0.0
543,542		6.000%, due 01/15/29	603,078	0.1
532,297		6.000%, due 01/15/29	596,309	0.1
642,078		6.000%, due 07/15/32	720,162	0.1
502,842	ˆ	6.000%, due 04/15/33	98,386	0.0
2,128,517		6.000%, due 07/15/36	2,332,222	0.2
3,966,091		6.000%, due 10/15/37	4,380,300	0.4
8,044,188	ˆ	6.293%, due 06/15/36	1,286,086	0.1
4,703,248	ˆ	6.358%, due 05/15/41	978,258	0.1
14,510,187	ˆ	6.408%, due 09/15/34	1,885,061	0.2
19,135		6.500%, due 01/01/24	21,348	0.0
22,239		6.500%, due 12/01/31	25,375	0.0
2,334,779		6.500%, due 09/01/34	2,652,921	0.2
19,728		7.000%, due 11/01/31	22,880	0.0
9,455		7.000%, due 03/01/32	10,925	0.0
			77,769,965	6.7
		Federal National Mortgage Association: 19.6%##
205,416		0.593%, due 04/18/28	206,231	0.0
97,964		0.700%, due 10/25/33	98,614	0.0

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
124,252		0.743%, due 01/25/32	$124,637	0.0
25,000,000	W	2.500%, due 05/25/27	25,097,655	2.2
19,461,000	W	3.000%, due 05/25/27	19,980,975	1.7
2,380,262		3.000%, due 10/01/27	2,455,495	0.2
22,990,000	W	3.000%, due 05/25/42	22,343,405	1.9
25,659,000	W	3.500%, due 03/25/27	26,328,538	2.3
31,385,000	W	3.500%, due 03/25/41	31,689,041	2.7
13,473,689	ˆ	3.500%, due 06/25/42	2,147,950	0.2
794,503	ˆ	4.000%, due 11/01/18	51,644	0.0
9,186,000	W	4.000%, due 02/25/39	9,572,458	0.8
2,110,174		4.000%, due 12/25/40	2,000,459	0.2
8,373,507	ˆ	4.000%, due 04/25/41	1,534,305	0.1
2,054,654		4.000%, due 02/01/42	2,145,537	0.2
1,976,771		4.000%, due 03/01/42	2,066,962	0.2
1,705,319		4.000%, due 03/01/42	1,783,126	0.2
1,746,560		4.000%, due 07/01/42	1,826,248	0.2
885,333		4.000%, due 07/01/42	925,726	0.1
5,315,877		4.000%, due 07/01/42	5,558,418	0.5
1,018,455		4.000%, due 07/01/42	1,064,923	0.1
5,296,121		4.000%, due 07/01/42	5,537,760	0.5
4,598,385		4.500%, due 10/25/34	4,967,789	0.4
9,288,000	W	4.500%, due 08/01/39	9,813,352	0.8
1,486,280		4.500%, due 11/01/40	1,575,192	0.1
956,948		4.500%, due 11/01/40	1,014,194	0.1
14,218		4.500%, due 12/01/40	15,068	0.0
22,527		4.500%, due 12/01/40	23,875	0.0
23,721		4.500%, due 01/01/41	25,140	0.0
28,738		4.500%, due 01/01/41	30,457	0.0
1,491,281		4.500%, due 09/01/41	1,581,677	0.1
2,140,467		4.500%, due 10/01/41	2,270,216	0.2
42,334		5.000%, due 05/25/32	42,387	0.0
543,166		5.000%, due 06/01/33	587,689	0.1
1,640,175		5.000%, due 09/25/33	1,786,982	0.2
804,785		5.000%, due 07/25/34	825,472	0.1
744,027		5.000%, due 02/01/35	805,017	0.1
1,277,292		5.000%, due 07/01/35	1,381,459	0.1
1,380,167		5.000%, due 08/01/35	1,486,223	0.1
166,059		5.000%, due 10/01/35	178,819	0.0
701,106		5.000%, due 01/01/36	757,040	0.1
455,002		5.000%, due 02/01/36	491,174	0.0
1,015,721		5.000%, due 07/01/36	1,099,099	0.1
1,330,471		5.000%, due 07/01/37	1,439,534	0.1
642,443		5.000%, due 11/01/40	702,890	0.1
464,580		5.000%, due 02/01/41	501,526	0.0
287,410		5.000%, due 05/01/41	313,825	0.0
1,205,016		5.000%, due 06/01/41	1,315,762	0.1
762,510		5.000%, due 06/01/41	832,588	0.1
480,275		5.009%, due 07/01/35	515,853	0.1
37,596		5.500%, due 02/01/18	39,900	0.0
574,000		5.500%, due 08/25/34	604,334	0.1
909,310		5.500%, due 03/01/37	991,859	0.1
15,360,987	ˆ	5.957%, due 11/25/39	1,756,902	0.2
50,364		6.000%, due 08/01/16	52,975	0.0
471		6.000%, due 12/01/16	496	0.0
24,039		6.000%, due 03/01/17	25,520	0.0
2,459		6.000%, due 07/01/17	2,523	0.0
218,002		6.000%, due 09/01/17	232,686	0.0
13,235		6.000%, due 11/01/17	14,014	0.0
15,530		6.000%, due 10/01/18	16,669	0.0
681,400		6.000%, due 07/25/29	756,919	0.1
289,421		6.000%, due 07/25/29	321,498	0.0
535,426		6.000%, due 04/25/31	599,334	0.1
799,701	ˆ	6.000%, due 08/25/33	142,492	0.0
304,646		6.000%, due 09/01/36	331,561	0.0
450,324		6.000%, due 02/25/37	502,047	0.0
345,141		6.000%, due 12/01/37	378,635	0.0
8,746,633		6.000%, due 01/01/38	9,723,367	0.8
645,514		6.000%, due 02/01/38	713,515	0.1
2,503,956		6.000%, due 05/01/38	2,698,831	0.2
6,483		6.500%, due 02/01/28	7,184	0.0
6,445		6.500%, due 07/01/29	7,409	0.0
159		6.500%, due 06/01/31	183	0.0
152,462		6.500%, due 07/01/31	174,740	0.0
1,363		6.500%, due 09/01/31	1,568	0.0
489		6.500%, due 09/01/31	547	0.0
45,913		6.500%, due 11/01/31	52,823	0.0
16,421		6.500%, due 04/01/32	18,904	0.0
5,610		6.500%, due 08/01/32	5,731	0.0
2,457		6.500%, due 08/01/32	2,829	0.0
28,534		6.500%, due 01/01/33	32,851	0.0
58,931		6.500%, due 02/01/33	67,933	0.0
163,249		6.500%, due 12/01/33	188,184	0.0
1,248,682	ˆ	6.507%, due 08/25/26	160,991	0.0
3,884,032	ˆ	6.547%, due 01/25/37	618,274	0.1
13,483,722	ˆ	6.557%, due 10/25/35	2,367,804	0.2
25,538		7.000%, due 12/01/27	29,754	0.0
19,358		7.000%, due 01/01/30	22,619	0.0
9,786		7.000%, due 10/01/31	11,428	0.0
6,099		7.000%, due 03/01/32	7,123	0.0
972,200	ˆ	7.493%, due 02/17/29	175,214	0.0
4,289		7.500%, due 09/01/30	5,121	0.0
4,005		7.500%, due 10/01/30	4,561	0.0
3,690		7.500%, due 10/01/30	3,780	0.0
9,614		7.500%, due 09/01/31	11,489	0.0
35,796		7.500%, due 02/01/32	41,492	0.0
1,130,202		22.262%, due 01/25/35	1,527,468	0.1
82,504		27.828%, due 02/25/34	119,348	0.0
909,534		32.485%, due 11/25/36	1,402,551	0.1
			227,896,386	19.6
		Government National Mortgage Association: 5.2%
5,276		1.750%, due 04/20/28	5,508	0.0
15,493,000	W	3.000%, due 07/01/43	15,321,125	1.3
1,208,284		4.000%, due 11/20/40	1,272,201	0.1
14,706,000	W	4.000%, due 12/15/40	15,418,322	1.3
2,105,647		4.000%, due 10/20/41	2,183,210	0.2
3,239,492		4.500%, due 04/15/39	3,451,996	0.3
7,207,815		4.500%, due 05/16/39	7,636,168	0.7
1,331,153		4.500%, due 10/15/39	1,442,045	0.1
1,269,922		4.500%, due 11/15/39	1,376,284	0.1
1,140,945		4.500%, due 11/15/39	1,236,831	0.1
300,355		4.500%, due 12/15/39	325,582	0.0
360,644		4.500%, due 08/20/41	386,701	0.0
7,124,761	ˆ	5.000%, due 06/16/39	260,863	0.0
1,208,418		5.140%, due 10/20/60	1,354,579	0.1
789,801		5.288%, due 10/20/60	887,849	0.1
1,014,565		5.500%, due 03/20/60	1,146,200	0.1
8,402,685	ˆ	5.658%, due 06/20/40	1,176,268	0.1
3,841,340	ˆ	6.008%, due 06/20/38	379,791	0.0
5,804,846	ˆ	6.008%, due 04/20/39	799,656	0.1
4,301,804	ˆ	6.108%, due 05/20/39	437,386	0.0
4,405,214	ˆ	6.208%, due 04/20/38	573,613	0.1
1,768,164	ˆ	6.308%, due 05/16/38	249,067	0.0
5,057,562	ˆ	6.358%, due 01/20/38	730,304	0.1
9,273,721	ˆ	6.458%, due 09/16/40	1,801,000	0.2
123,477		6.500%, due 09/16/38	139,966	0.0
3,005,710	ˆ	6.578%, due 02/16/35	576,602	0.1
189,245	ˆ	8.058%, due 06/16/31	22,395	0.0
			60,591,512	5.2
		Total U.S. Government Agency Obligations (Cost $361,099,699)	366,257,863	31.5

FOREIGN GOVERNMENT BONDS: 5.7%
939,784		Argentina Government International Bond, 2.500%, 12/31/38	310,129	0.0

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
1,158,415		Argentina Government International Bond, 8.280%, 12/31/33	$657,400	0.1
600,000		City of Buenos Aires, 9.950%, 03/01/17	525,000	0.0
1,200,000	#	Aruba Government Bond, 4.625%, 09/14/23	1,134,000	0.1
1,689,000	L	Republic of Belarus, 8.750%, 08/03/15	1,701,667	0.2
695,000		Belize Government International Bond, 5.000%, 02/20/38	410,050	0.0
332,600	#	Belize Government International Bond, 5.000%, 02/20/38	196,234	0.0
1,468,000	L	Brazilian Government International Bond, 2.625%, 01/05/23	1,280,830	0.1
400,000		Colombia Government International Bond, 7.375%, 03/18/19	488,400	0.0
760,000		Colombia Government International Bond, 8.125%, 05/21/24	1,010,800	0.1
410,000	#	Comision Federal de Electricidad, 5.750%, 02/14/42	381,300	0.0
350,000	#	Costa Rica Government International Bond, 4.250%, 01/26/23	325,500	0.0
400,000		Costa Rica Government International Bond, 9.995%, 08/01/20	532,000	0.0
272,000		Croatia Government International Bond, 6.375%, 03/24/21	285,940	0.0
232,000	#	El Salvador Government International Bond, 5.875%, 01/30/25	226,780	0.0
400,000		Financing of Infrastrucural Projects State Enterprise, 9.000%, 12/07/17	382,000	0.0
691,000		Gabonese Republic, 8.200%, 12/12/17	784,285	0.1
300,000	#	Guatemala Government Bond, 4.875%, 02/13/28	274,500	0.0
559,000		Guatemala Government Bond, 8.125%, 10/06/34	695,955	0.1
1,000,000	#	Hrvatska Elektroprivreda, 6.000%, 11/09/17	1,009,000	0.1
156,000	L	Hungary Government International Bond, 5.375%, 02/21/23	150,930	0.0
916,000		Hungary Government International Bond, 7.625%, 03/29/41	960,884	0.1
1,320,000	#	Indonesia Government International Bond, 3.750%, 04/25/22	1,244,100	0.1
1,246,000	±	Ivory Coast Government International Bond, 5.750%, 12/31/32	1,031,065	0.1
600,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	611,280	0.1
1,079,000		Lebanon Government International Bond, 6.100%, 10/04/22	1,006,168	0.1
228,000		Lebanon Government International Bond, 8.250%, 04/12/21	243,960	0.0
1,100,000		Lithuania Government International Bond, 6.625%, 02/01/22	1,267,750	0.1
264,000	#	Lithuania Government International Bond, 6.625%, 02/01/22	304,260	0.0
2,336,000		Mexico Government International Bond, 3.625%, 03/15/22	2,295,120	0.2
160,000		Mexico Government International Bond, 4.750%, 03/08/44	143,200	0.0
900,000	#	Mongolia Government International Bond, 5.125%, 12/05/22	801,000	0.1
500,000		Morocco Government International Bond, 4.250%, 12/11/22	442,600	0.0
600,000	#	Morocco Government International Bond, 4.250%, 12/11/22	531,120	0.0
850,000		Namibia International Bonds, 5.500%, 11/03/21	862,750	0.1
350,000		Nigeria Government International Bond, 6.750%, 01/28/21	367,500	0.0
700,000		Pakistan Government International Bond, 6.875%, 06/01/17	658,000	0.1
200,000		Pakistan Government International Bond, 7.875%, 03/31/36	152,500	0.0
144,000		Panama Government International Bond, 5.200%, 01/30/20	157,824	0.0
693,000		Panama Government International Bond, 6.700%, 01/26/36	809,077	0.1
5,543,300		Petroleos de Venezuela SA, 8.500%, 11/02/17	5,092,907	0.4
1,073,000		Petroleos Mexicanos, 5.500%, 01/21/21	1,148,110	0.1
502,500		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	531,394	0.0
300,000		Philippine Government International Bond, 7.750%, 01/14/31	397,125	0.0
2,498,000		Philippine Government International Bond, 4.000%, 01/15/21	2,647,880	0.2
706,000	L	Poland Government International Bond, 3.000%, 03/17/23	638,930	0.1
418,000		Poland Government International Bond, 5.000%, 03/23/22	450,395	0.0
1,400,000		Republic of Angola Via Northern Lights III BV, 7.000%, 08/16/19	1,443,750	0.1
332,000		Republic of Ghana, 8.500%, 10/04/17	351,920	0.0

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
1,000,000	#	Republic of Latvia, 2.750%, 01/12/20	$930,000	0.1
600,000		Republic of Paraguay, 4.625%, 01/25/23	585,000	0.1
600,000	#	Republic of Paraguay, 4.625%, 01/25/23	585,000	0.1
136,000	#	Romanian Government International Bond, 4.375%, 08/22/23	129,883	0.0
524,000		Romanian Government International Bond, 6.750%, 02/07/22	586,146	0.1
2,800,000		Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.298%, 12/27/17	2,863,840	0.3
600,000	#	Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.298%, 12/27/17	613,680	0.1
RUB 243,722,000		Russian Federal Bond — OFZ, 7.050%, 01/19/28	6,880,035	0.6
633,250		Russian Foreign Bond — Eurobond, 7.500%, 03/31/30	742,961	0.1
800,000		Russian Railways via RZD Capital PLC, 5.700%, 04/05/22	831,000	0.1
630,000	#	Republic of Serbia, 5.250%, 11/21/17	617,400	0.1
350,000		Republic of Serbia, 7.250%, 09/28/21	361,813	0.0
ZAR 12,754,350		South Africa Government Bond, 8.750%, 02/28/48	1,291,954	0.1
500,000		Sri Lanka Government International Bond, 5.875%, 07/25/22	477,500	0.0
570,000		Tanzania Government International Bond, 6.450%, 03/08/20	572,850	0.1
1,600,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	1,407,040	0.1
2,183,000		Turkey Government Bond, 7.375%, 02/05/25	2,592,312	0.2
678,000		Turkey Government International Bond, 5.125%, 03/25/22	696,645	0.1
200,000		Turkey Government International Bond, 6.250%, 09/26/22	222,000	0.0
2,237,000		Ukraine Government International Bond, 9.250%, 07/24/17	2,242,593	0.2
600,000	#	Ukraine Railways via Shortline PLC, 9.500%, 05/21/18	544,500	0.1
253,970		Uruguay Government International Bond, 7.625%, 03/21/36	321,907	0.0
189,180	&,L	Uruguay Government International Bond, 7.875%, 01/15/33	241,204	0.0
800,000	L	Vietnam Government International Bond, 6.750%, 01/29/20	856,000	0.1
300,000	#	Zambia Government International Bond, 5.375%, 09/20/22	268,125	0.0
		Total Foreign Government Bonds (Cost $71,318,398)	66,816,657	5.7

Shares			Value	Percentage of Net Assets

PREFERRED STOCK: 1.0%
		Financials: 1.0%
27,825		Aspen Insurance Holdings Ltd.	709,538	0.1
56,000	P	The Bank of New York Mellon Corp.	1,325,520	0.1
76,372	P	Discover Financial Services	1,916,937	0.2
104,000	P	Goldman Sachs Group, Inc./The	2,510,560	0.2
64,000	P	PNC Financial Services Group, Inc.	1,720,960	0.1
25,122	P	US Bancorp	688,594	0.1
49,000	P	US Bancorp	1,376,900	0.1
62,000	P	US Bancorp	1,453,900	0.1
		Total Preferred Stock (Cost $11,610,125)	11,702,909	1.0
		Total Long-Term Investments (Cost $1,268,950,224)	1,265,051,452	108.7

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 8.8%
	Securities Lending Collateralcc(1): 0.6%
1,706,556	Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $1,706,588, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $1,740,687, due 07/15/13-05/01/51)	1,706,556	0.2
1,706,556	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,706,576, collateralized by various U.S. Government Agency Obligations, 2.166%-5.500%, Market Value plus accrued interest $1,740,687, due 12/01/17-06/01/43)	1,706,556	0.2

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
1,706,556	Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,706,591, collateralized by various U.S. Government Agency Obligations, 1.374%-6.500%, Market Value plus accrued interest $1,740,687, due 06/01/17-03/01/48)	$1,706,556	0.1
1,706,556	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,706,591, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,740,687, due 07/01/32-07/01/43)	1,706,556	0.1
359,268	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $359,271, collateralized by various U.S. Government Securities, 0.625%-3.875%, Market Value plus accrued interest $366,463, due 01/15/25-02/15/43)	359,268	0.0
		7,185,492	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 8.2%
94,974,414	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $94,974,414)	94,974,414	8.2
	Total Short-Term Investments (Cost $102,159,906)	102,159,906	8.8
	Total Investments in Securities (Cost $1,371,110,130)	$1,367,211,358	117.5
	Liabilities in Excess of Other Assets	(204,007,087)	(17.5)
	Net Assets	$1,163,204,271	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

&	Payment-in-kind

P	Preferred Stock may be called prior to convertible date.

cc	Securities purchased with cash collateral for securities loaned.

W	Settlement is on a when-issued or delayed-delivery basis.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

±	Defaulted security

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

ˆˆ	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

BRL	Brazilian Real

DKK	Danish Krone

RUB	Russian Ruble

ZAR	South African Rand

Cost for federal income tax purposes is $1,372,026,791.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$25,060,461
Gross Unrealized Depreciation	(29,875,894)
Net Unrealized Depreciation	$(4,815,433)

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Preferred Stock	$11,702,909	$—	$—	$11,702,909
Corporate Bonds/Notes	—	316,920,882	5,550,000	322,470,882
Collateralized Mortgage Obligations	—	193,705,448	684,902	194,390,350
Short-Term Investments	94,974,414	7,185,492	—	102,159,906
U.S. Treasury Obligations	—	200,378,439	—	200,378,439
Asset-Backed Securities	—	103,034,352	—	103,034,352
U.S. Government Agency Obligations	—	366,257,863	—	366,257,863
Foreign Government Bonds	—	66,816,657	—	66,816,657
Total Investments, at fair value	$106,677,323	$1,254,299,133	$6,234,902	$1,367,211,358
Other Financial Instruments+
Swaps	—	49,793	—	49,793
Futures	1,476,887	—	—	1,476,887
Forward Foreign Currency Contracts	—	3,490,085	—	3,490,085
Total Assets	$108,154,210	$1,257,839,011	$6,234,902	$1,372,228,123
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(2,967,188)	$—	$(2,967,188)
Futures	(856,992)	—	—	(856,992)
Forward Foreign Currency Contracts	—	(2,347,944)	—	(2,347,944)
Total Liabilities	$(856,992)	$(5,315,132	$—	$(6,172,124)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING Intermediate Bond Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Russian Ruble	68,732,893	Buy	08/23/13	$2,105,174	$2,071,783	$(33,391)
Barclays Bank PLC	South African Rand	39,757,933	Buy	08/23/13	3,953,622	3,990,739	37,117
Barclays Bank PLC	South African Rand	11,536,951	Buy	08/23/13	1,140,401	1,158,031	17,630
Barclays Bank PLC	Mexican Peso	49,100	Buy	08/23/13	3,839	3,771	(68)
Barclays Bank PLC	Mexican Peso	41,036,446	Buy	08/23/13	3,205,386	3,151,769	(53,617)
Citigroup, Inc.	South African Rand	17,452,527	Buy	08/23/13	1,733,919	1,751,813	17,894
Citigroup, Inc.	Chinese Yuan	18,964,505	Buy	08/09/13	3,010,000	3,079,339	69,339
Deutsche Bank AG	Chinese Offshore Yuan	17,971,638	Buy	01/14/14	2,854,000	2,887,535	33,535
Deutsche Bank AG	Hungarian Forint	74,190,309	Buy	09/20/13	324,988	324,780	(208)
Deutsche Bank AG	Philippine Peso	345,472,895	Buy	07/12/13	8,477,863	7,995,917	(481,946)
Deutsche Bank AG	Colombian Peso	5,543,210,000	Buy	07/12/13	3,020,000	2,881,444	(138,556)
Deutsche Bank AG	Chinese Yuan	18,242,409	Buy	08/09/13	2,897,000	2,962,090	65,090
Goldman Sachs & Co.	South African Rand	22,102,338	Buy	08/23/13	2,216,839	2,218,543	1,704
JPMorgan Chase & Co.	Brazilian Real	52,446,204	Buy	07/12/13	24,348,284	23,449,507	(898,777)
JPMorgan Chase & Co.	Russian Ruble	41,673,035	Buy	08/23/13	1,275,751	1,256,131	(19,620)
JPMorgan Chase & Co.	Russian Ruble	301,000,000	Buy	08/23/13	9,291,701	9,072,904	(218,797)
							$(1,602,671)
Citigroup, Inc.	Russian Ruble	42,123,421	Sell	08/23/13	$1,268,243	$1,269,707	$(1,464)
Citigroup, Inc.	Colombian Peso	157,678,780	Sell	07/12/13	85,444	81,964	3,480
Citigroup, Inc.	Philippine Peso	2,634,150	Sell	07/12/13	64,600	60,966	3,634
Citigroup, Inc.	Colombian Peso	5,309,500,000	Sell	07/12/13	2,870,000	2,759,958	110,042
Citigroup, Inc.	Philippine Peso	116,024,650	Sell	07/12/13	2,842,000	2,685,373	156,627
Deutsche Bank AG	Chinese Offshore Yuan	17,971,638	Sell	01/14/14	2,851,057	2,887,535	(36,478)
Deutsche Bank AG	Brazilian Real	253,195	Sell	07/12/13	117,307	113,208	4,099
Deutsche Bank AG	South African Rand	135,828,549	Sell	08/23/13	13,291,778	13,633,913	(342,135)
Deutsche Bank AG	Mexican Peso	43,658,195	Sell	08/23/13	3,386,982	3,353,131	33,851

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Brazilian Real	54,075,055	Sell	07/12/13	26,494,392	24,177,791	2,316,601
Deutsche Bank AG	Philippine Peso	143,989,775	Sell	07/12/13	3,527,000	3,332,621	194,379
Deutsche Bank AG	Philippine Peso	82,824,320	Sell	07/12/13	2,038,000	1,916,956	121,044
Deutsche Bank AG	Colombian Peso	76,031,220	Sell	07/12/13	41,840	39,522	2,318
Deutsche Bank AG	Chinese Yuan	37,206,914	Sell	08/09/13	5,918,542	6,041,429	(122,887)
JPMorgan Chase & Co.	Russian Ruble	642,105,394	Sell	08/23/13	19,656,388	19,354,687	301,701
							$2,744,812

ING Intermediate Bond Fund Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	304	09/30/13	$66,880,000	$(55,950)
U.S. Treasury 5-Year Note	598	09/30/13	72,386,034	(67,534)
U.S. Treasury Ultra Long Bond	124	09/19/13	18,266,750	(733,508)
			$157,532,784	$(856,992)
Short Contracts
U.S. Treasury 10-Year Note	(567)	09/19/13	(71,760,938)	1,273,702
U.S. Treasury Long Bond	(59)	09/19/13	(8,014,781)	203,185
			$(79,775,719)	$1,476,887

ING Intermediate Bond Fund Over-the-Counter Credit Default Swap Agreements Outstanding on June 30, 2013:

Credit Default Swaps on Credit Indices — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD 30,414,000	$(2,425,021)	$(3,321,617)	$896,596
						$(2,425,021)	$(3,321,617)	$896,596

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Republic of Turkey	Buy	(1.000)	06/20/18	USD 1,244,000	49,793	23,996	25,797
						$49,793	23,996	$25,797

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

ING Intermediate Bond Fund Over-the-Counter Interest Rate Swap Agreements Outstanding on June 30, 2013:

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 5.285% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Deutsche Bank AG	05/02/23	MXN 65,249,000	$(542,167)	$—	$(542,167)
			$(542,167)	$—	$(542,167)

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$3,490,085
Interest rate contracts	Futures contracts	1,476,887
Credit contracts	Credit default swaps	49,793
Total Asset Derivatives		$5,016,765

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$2,347,944
Interest rate contracts	Futures contracts	856,993
Credit contracts	Credit default swaps	2,425,021
Interest rate contracts	Interest rate swaps	542,166
Total Liability Derivatives		$6,172,124

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2013:

	Barclays Bank PLC	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	JPMorgan Chase & Co.	Totals
Assets:
Forward foreign currency contracts	$54,747	$361,016	$2,770,917	$1,704	$301,701	3,490,085
Credit default swap agreements	—	—	946,389	—	—	946,389
Total Assets	$54,747	$361,016	$3,717,306	$1,704	$301,701	$4,436,474
Liabilities:
Forward foreign currency contracts	$87,076	$1,464	$1,122,210	$—	$1,137,194	$2,347,944
Credit default swap agreements	—	—	3,321,617	—	—	3,321,617
Interest rate swap agreements	—	—	542,167	—	—	542,167
Total Liabilities	$87,076	$1,464	$4,985,994	$—	$1,137,194	$6,211,728
Net OTC derivative instruments by counterparty, at fair value	$(32,329)	$359,552	$(1,268,688)	$1,704	$(835,493)	(1,775,254)
Total collateral pledged by Fund/(Received from counterparty)	$—	$—	$1,450,000	$—	$450,000	$1,900,000
Net Exposure(1)	$(32,329)	$359,552	$181,312	$1,704	$(385,493)	$124,746

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

ING SHORT TERM BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 63.6%
		Consumer Discretionary: 4.7%
423,000		Amazon.com, Inc., 0.650%, 11/27/15	$421,862	0.2
200,000		Amazon.com, Inc., 1.200%, 11/29/17	193,564	0.1
500,000		Cablevision Systems Corp., 8.625%, 09/15/17	570,000	0.3
342,000		Comcast Corp., 6.300%, 11/15/17	404,353	0.2
74,000		COX Communications, Inc., 5.450%, 12/15/14	78,980	0.1
365,000		COX Communications, Inc., 5.500%, 10/01/15	401,073	0.2
500,000		DirecTV Financing Co., Inc., 1.750%, 01/15/18	483,060	0.3
235,000		Discovery Communications LLC, 3.700%, 06/01/15	246,690	0.2
500,000		DISH DBS Corp., 7.125%, 02/01/16	543,750	0.3
511,000		Home Depot, Inc., 5.400%, 03/01/16	569,681	0.3
500,000		Jarden Corp., 7.500%, 05/01/17	553,750	0.3
500,000		McDonald’s Corp., 0.750%, 05/29/15	501,292	0.3
500,000		MGM Mirage, 7.500%, 06/01/16	547,500	0.3
662,000		NBCUniversal Media, LLC, 3.650%, 04/30/15	695,821	0.4
567,000		Thomson Reuters Corp., 0.875%, 05/23/16	561,708	0.3
313,000		Time Warner, Inc., 3.150%, 07/15/15	327,071	0.2
417,000		Viacom, Inc., 1.250%, 02/27/15	418,337	0.2
205,000	L	Wal-Mart Stores, Inc., 0.600%, 04/11/16	203,740	0.1
724,000		Walt Disney Co., 1.100%, 12/01/17	702,419	0.4
			8,424,651	4.7
		Consumer Staples: 6.4%
455,000		Altria Group, Inc., 4.125%, 09/11/15	485,056	0.3
553,000		Anheuser-Busch InBev Worldwide, Inc., 0.800%, 07/15/15	553,074	0.3
208,000		Archer-Daniels-Midland Co., 5.450%, 03/15/18	239,870	0.1
329,000		Beam, Inc., 1.875%, 05/15/17	328,619	0.2
239,000		Campbell Soup Co., 0.574%, 08/01/14	239,148	0.1
475,000		Coca-Cola Co., 1.800%, 09/01/16	484,933	0.3
329,000		Colgate-Palmolive Co., 1.300%, 01/15/17	326,564	0.2
600,000		ConAgra Foods, Inc., 1.300%, 01/25/16	601,286	0.4
454,000		Costco Wholesale Corp., 1.125%, 12/15/17	441,979	0.3
420,000		Diageo Capital PLC, 0.625%, 04/29/16	416,269	0.2
417,000		Diageo Capital PLC, 1.500%, 05/11/17	413,497	0.2
475,000		Kellogg Co., 1.125%, 05/15/15	477,208	0.3
202,000		Kimberly-Clark Corp., 6.125%, 08/01/17	236,493	0.1
450,000		Kraft Foods Group, Inc., 1.625%, 06/04/15	454,960	0.3
204,000		Kroger Co/The, 6.400%, 08/15/17	235,573	0.1
304,000		Lorillard Tobacco Co., 3.500%, 08/04/16	317,999	0.2
200,000		Molson Coors Brewing Co., 2.000%, 05/01/17	200,027	0.1
200,000		PepsiCo, Inc., 0.700%, 02/26/16	198,568	0.1
747,000		PepsiCo, Inc., 0.700%, 08/13/15	747,104	0.4
420,000		PepsiCo, Inc., 1.250%, 08/13/17	411,277	0.2
671,000		Philip Morris International, Inc., 2.500%, 05/16/16	697,369	0.4
658,000		Procter & Gamble Co., 1.450%, 08/15/16	666,562	0.4
523,000		Reynolds American, Inc., 1.050%, 10/30/15	523,078	0.3
408,000	#	SABMiller Holdings, Inc., 1.850%, 01/15/15	414,056	0.2
500,000		Smithfield Foods, Inc., 7.750%, 07/01/17	553,750	0.3
280,000		Target Corp., 5.875%, 07/15/16	319,105	0.2
414,000		Walgreen Co., 1.800%, 09/15/17	409,093	0.2
			11,392,517	6.4
		Energy: 4.5%
541,000		BP Capital Markets PLC, 0.700%, 11/06/15	539,206	0.3
200,000		BP Capital Markets PLC, 2.248%, 11/01/16	204,937	0.1
467,000		Cameron International Corp., 1.600%, 04/30/15	470,416	0.3
248,000		Canadian Natural Resources Ltd., 1.450%, 11/14/14	250,069	0.1
184,000		Chevron Corp., 0.889%, 06/24/16	184,347	0.1
420,000		Chevron Corp., 1.104%, 12/05/17	410,681	0.2
500,000		CNOOC Finance 2013 Ltd., 1.125%, 05/09/16	492,170	0.3
436,000		ConocoPhillips, 4.600%, 01/15/15	462,417	0.3
282,000		ConocoPhillips, 5.200%, 05/15/18	322,572	0.2
140,000		Enterprise Products Operating L.P., 5.600%, 10/15/14	148,239	0.1
358,000		Enterprise Products Operating, LLC, 1.250%, 08/13/15	359,316	0.2
500,000		Marathon Oil Corp., 0.900%, 11/01/15	497,441	0.3

ING SHORT TERM BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
302,000		Petrobras Global Finance BV, 2.000%, 05/20/16	$296,440	0.2
123,000		Petrobras International Finance Co. — Pifco, 2.875%, 02/06/15	124,406	0.1
500,000		Petrobras International Finance Co. — Pifco, 3.500%, 02/06/17	498,885	0.3
200,000		Phillips 66, 1.950%, 03/05/15	203,164	0.1
666,000		Shell International Finance BV, 3.100%, 06/28/15	698,237	0.4
500,000		TNK-BP Finance SA, 6.625%, 03/20/17	545,000	0.3
421,000		Total Capital International SA, 0.750%, 01/25/16	417,873	0.2
250,000		Total Capital International SA, 1.550%, 06/28/17	247,930	0.1
600,000		TransCanada PipeLines Ltd., 0.750%, 01/15/16	593,510	0.3
			7,967,256	4.5
		Financials: 28.8%
450,000	#	ABN AMRO Bank NV, 1.375%, 01/22/16	447,097	0.3
280,000		ACE INA Holdings, Inc., 5.700%, 02/15/17	316,217	0.2
500,000		Alfa Bank OJSC Via Alfa Bond Issuance PLC, 7.875%, 09/25/17	533,100	0.3
401,000		American Express Credit Corp., 1.750%, 06/12/15	406,587	0.2
286,000		American Express Credit Corp., 2.800%, 09/19/16	297,111	0.2
417,000	#	American Honda Finance Corp., 1.000%, 08/11/15	417,838	0.2
200,000	#	American Honda Finance Corp., 1.850%, 09/19/14	202,712	0.1
740,000		American International Group, Inc., 5.600%, 10/18/16	825,182	0.5
600,000		Australia & New Zealand Banking Group Ltd., 0.900%, 02/12/16	596,544	0.3
500,000		Banco BTG Pactual SA/Cayman Islands, 4.875%, 07/08/16	510,000	0.3
500,000		Bancolombia SA, 4.250%, 01/12/16	515,000	0.3
600,000		Bank of America Corp., 1.250%, 01/11/16	591,976	0.3
1,076,000		Bank of America Corp., 1.500%, 10/09/15	1,074,004	0.6
660,000		Bank of America Corp., 3.750%, 07/12/16	692,256	0.4
675,000		Bank of Montreal, 0.800%, 11/06/15	674,479	0.4
805,000		Bank of New York Mellon Corp., 1.200%, 02/20/15	811,764	0.5
675,000		Bank of Nova Scotia, 0.750%, 10/09/15	672,365	0.4
320,000		Bank of Nova Scotia, 2.550%, 01/12/17	329,534	0.2
870,000		Barclays Bank PLC, 5.000%, 09/22/16	961,727	0.5
900,000		BB&T Corp., 1.600%, 08/15/17	880,731	0.5
210,000		BB&T Corp., 5.200%, 12/23/15	229,467	0.1
500,000	#	BBVA Banco Continental SA, 2.250%, 07/29/16	487,500	0.3
481,000		BBVA, 4.664%, 10/09/15	495,689	0.3
819,000		Berkshire Hathaway Finance Corp., 2.450%, 12/15/15	852,058	0.5
330,000		Berkshire Hathaway Finance Corp., 1.600%, 05/15/17	328,817	0.2
425,000		BlackRock, Inc., 1.375%, 06/01/15	430,815	0.2
200,000	#	BNP Paribas Home Loan Covered Bonds SA, 2.200%, 11/02/15	205,208	0.1
401,000		Boeing Capital Corp., 2.125%, 08/15/16	412,323	0.2
584,000		Canadian Imperial Bank of Commerce/Canada, 0.900%, 10/01/15	584,604	0.3
587,000		Caterpillar Financial Services Corp., 0.700%, 11/06/15	586,003	0.3
250,000		Caterpillar Financial Services Corp., 0.700%, 02/26/16	247,820	0.1
225,000		Caterpillar Financial Services Corp., 1.100%, 05/29/15	226,302	0.1
470,000		Charles Schwab Corp., 0.850%, 12/04/15	468,773	0.3
500,000		CIT Group, Inc., 5.000%, 05/15/17	513,125	0.3
524,000		Citigroup, Inc., 1.250%, 01/15/16	517,988	0.3
544,000		Citigroup, Inc., 1.300%, 04/01/16	537,830	0.3
698,000		Citigroup, Inc., 2.650%, 03/02/15	711,791	0.4
600,000		Citigroup, Inc., 5.500%, 02/15/17	656,502	0.4
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 1.700%, 03/19/18	243,122	0.1
359,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 2.125%, 10/13/15	367,552	0.2
744,000		Credit Suisse/New York NY, 3.500%, 03/23/15	776,412	0.4
700,000	#	Daimler Finance North America LLC, 1.250%, 01/11/16	695,776	0.4

ING SHORT TERM BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
474,000		Deutsche Bank AG/London, 3.250%, 01/11/16	$496,563	0.3
500,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	484,294	0.3
781,000		Fifth Third Bancorp., 3.625%, 01/25/16	824,873	0.5
200,000		Ford Motor Credit Co. LLC, 1.700%, 05/09/16	196,844	0.1
600,000		Ford Motor Credit Co., LLC, 2.750%, 05/15/15	608,602	0.3
605,000		General Electric Capital Corp., 1.000%, 12/11/15	604,370	0.3
300,000		General Electric Capital Corp., 3.750%, 11/14/14	311,840	0.2
120,000		General Electric Capital Corp., 4.750%, 09/15/14	125,762	0.1
920,000		General Electric Capital Corp., 4.875%, 03/04/15	979,603	0.5
499,000		Goldman Sachs Group, Inc./The, 1.600%, 11/23/15	500,359	0.3
250,000		Goldman Sachs Group, Inc., 0.676%, 07/22/15	247,342	0.1
762,000		Goldman Sachs Group, Inc., 0.777%, 01/12/15	760,481	0.4
391,000		Goldman Sachs Group, Inc., 3.625%, 02/07/16	408,349	0.2
500,000		HCP, Inc., 3.750%, 02/01/16	526,716	0.3
252,000		Health Care REIT, Inc., 2.250%, 03/15/18	247,604	0.1
312,000		Health Care REIT, Inc., 3.625%, 03/15/16	327,317	0.2
580,000		HSBC USA, Inc., 2.375%, 02/13/15	592,868	0.3
426,000	#	HSBC Bank PLC, 1.500%, 05/15/18	410,849	0.2
180,000	#	Hyundai Capital America, 1.625%, 10/02/15	179,492	0.1
541,000	#	International Lease Finance Corp., 6.500%, 09/01/14	565,345	0.3
200,000		Intesa Sanpaolo SpA, 3.125%, 01/15/16	196,745	0.1
300,000		John Deere Capital Corp., 0.750%, 01/22/16	298,380	0.2
442,000		JPMorgan Chase & Co., 1.625%, 05/15/18	424,063	0.2
975,000		JPMorgan Chase & Co., 3.150%, 07/05/16	1,013,206	0.6
866,000		JPMorgan Chase & Co., 3.700%, 01/20/15	899,720	0.5
500,000		Manufacturers & Traders Trust Co., 1.450%, 03/07/18	485,239	0.3
312,000	#	MassMutual Global Funding II, 3.125%, 04/14/16	328,157	0.2
419,000		MetLife, Inc., 1.756%, 12/15/17	412,786	0.2
470,000	#	MetLife Institutional Funding II, 1.625%, 04/02/15	476,111	0.3
245,000	#	Metropolitan Life Global Funding I, 1.700%, 06/29/15	248,936	0.1
142,000		Morgan Stanley, 1.750%, 02/25/16	140,746	0.1
545,000		Morgan Stanley, 2.125%, 04/25/18	521,975	0.3
250,000		Morgan Stanley, 5.450%, 01/09/17	270,331	0.2
275,000		Morgan Stanley, 6.000%, 04/28/15	294,942	0.2
535,000		National Australia Bank Ltd./New York, 1.600%, 08/07/15	542,491	0.3
300,000	#	National Australia Bank Ltd., 1.250%, 03/08/18	290,008	0.2
294,000	#	New York Life Global Funding, 1.300%, 01/12/15	297,015	0.2
500,000	#	Nordea Bank AB, 0.875%, 05/13/16	494,763	0.3
315,000		PNC Funding Corp., 2.700%, 09/19/16	328,033	0.2
550,000		PNC Funding Corp., 5.625%, 02/01/17	610,534	0.3
332,000		Principal Financial Group, Inc., 1.850%, 11/15/17	326,286	0.2
288,000	#	Principal Life Global Funding II, 0.895%, 07/09/14	289,461	0.2
650,000		Prudential Financial, Inc., 3.875%, 01/14/15	677,368	0.4
418,000		Realty Income Corp., 2.000%, 01/31/18	405,900	0.2
450,000		Regions Financial Corp., 5.750%, 06/15/15	485,663	0.3
68,000		Regions Financial Corp., 7.750%, 11/10/14	73,503	0.0
625,000		Royal Bank of Canada, 0.850%, 03/08/16	622,073	0.3
600,000		Royal Bank of Canada, 1.500%, 01/16/18	586,642	0.3
425,000		Royal Bank of Scotland Group PLC, 2.550%, 09/18/15	432,297	0.2
613,000		Santander Holdings USA, Inc./PA, 3.000%, 09/24/15	628,783	0.4
311,000		Simon Property Group L.P., 4.200%, 02/01/15	324,040	0.2
400,000		SLM Corp., 3.875%, 09/10/15	404,970	0.2
255,000		SouthTrust Corp., 5.800%, 06/15/14	267,339	0.2
545,000		State Street Corp., 2.875%, 03/07/16	569,353	0.3
303,000		State Street Corp., 1.350%, 05/15/18	294,652	0.2
680,000		Sumitomo Mitsui Banking Corp., 1.500%, 01/18/18	653,927	0.4
500,000		SunTrust Bank/Atlanta GA, 0.564%, 08/24/15	496,240	0.3
330,000		SunTrust Bank/Atlanta GA, 0.574%, 04/01/15	327,577	0.2
210,000		UBS AG, 5.875%, 07/15/16	231,324	0.1
250,000		UBS AG/Stamford CT, 3.875%, 01/15/15	260,623	0.1
812,000		US Bancorp, 2.200%, 11/15/16	833,424	0.5

ING SHORT TERM BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
250,000		Wachovia Bank NA, 4.800%, 11/01/14	$263,202	0.1
422,000		Wells Fargo & Co., 1.500%, 01/16/18	411,887	0.2
644,000		Wells Fargo & Co., 2.100%, 05/08/17	646,700	0.4
270,000		Westpac Banking Corp., 1.125%, 09/25/15	271,257	0.2
200,000		Westpac Banking Corp., 2.000%, 08/14/17	200,818	0.1
			51,290,664	28.8
		Health Care: 6.7%
550,000	#	AbbVie, Inc., 1.200%, 11/06/15	550,843	0.3
502,000		Aetna, Inc., 1.500%, 11/15/17	487,729	0.3
330,000		Amgen, Inc., 1.875%, 11/15/14	335,067	0.2
303,000		Baxter International, Inc., 0.950%, 06/01/16	301,747	0.2
677,000		Cigna Corp., 2.750%, 11/15/16	702,985	0.4
575,000		Covidien International Finance SA, 1.350%, 05/29/15	580,167	0.3
625,000		Genentech, Inc., 4.750%, 07/15/15	674,516	0.4
689,000		GlaxoSmithKline Capital PLC, 0.750%, 05/08/15	689,083	0.4
500,000		HCA, Inc., 6.500%, 02/15/16	540,000	0.3
664,000		McKesson Corp., 0.950%, 12/04/15	662,523	0.4
500,000		Medtronic, Inc., 3.000%, 03/15/15	518,850	0.3
625,000		Merck & Co., Inc., 0.700%, 05/18/16	621,025	0.3
386,000	#	Mylan, Inc., 6.000%, 11/15/18	423,151	0.2
547,000		Novartis Capital Corp., 2.900%, 04/24/15	570,366	0.3
784,000		Pfizer, Inc., 5.350%, 03/15/15	844,473	0.5
550,000		Sanofi, 1.250%, 04/10/18	533,131	0.3
575,000		St. Jude Medical, Inc., 2.500%, 01/15/16	591,055	0.3
322,000		Thermo Fisher Scientific, Inc., 2.250%, 08/15/16	326,912	0.2
671,000		UnitedHealth Group, Inc., 0.850%, 10/15/15	672,161	0.4
500,000	#	Valeant Pharmaceuticals International, 6.750%, 10/01/17	520,000	0.3
519,000		WellPoint, Inc., 5.250%, 01/15/16	567,680	0.3
300,000	#	Zoetis, Inc., 1.150%, 02/01/16	299,130	0.1
			12,012,594	6.7
		Industrials: 1.4%
419,000		3M Co., 1.000%, 06/26/17	409,724	0.2
500,000		Brunswick Rail Finance Ltd., 6.500%, 11/01/17	497,500	0.3
433,000		CSX Corp., 6.250%, 04/01/15	473,210	0.3
440,000		General Electric Co., 0.850%, 10/09/15	439,769	0.2
279,000		United Parcel Service, Inc., 1.125%, 10/01/17	273,176	0.2
400,000		Waste Management, Inc., 2.600%, 09/01/16	413,347	0.2
			2,506,726	1.4
		Information Technology: 3.6%
473,000		Apple Inc., 1.000%, 05/03/18	454,576	0.2
449,000		Apple, Inc., 0.450%, 05/03/16	444,423	0.2
127,000		Computer Sciences Corp., 2.500%, 09/15/15	129,534	0.1
300,000		Dell, Inc., 2.100%, 04/01/14	301,228	0.2
414,000		eBay, Inc., 1.350%, 07/15/17	407,164	0.2
663,000		International Business Machines Corp., 0.550%, 02/06/15	662,651	0.4
450,000		International Business Machines Corp., 1.950%, 07/22/16	461,524	0.3
474,000		Intel Corp., 1.350%, 12/15/17	464,199	0.3
250,000		Intel Corp., 1.950%, 10/01/16	256,554	0.1
500,000	L	Microsoft Corp., 1.000%, 05/01/18	483,932	0.3
375,000		NetApp, Inc., 2.000%, 12/15/17	365,508	0.2
550,000		Oracle Corp., 1.200%, 10/15/17	534,541	0.3
425,000		Symantec Corp., 2.750%, 09/15/15	438,381	0.2
488,000		Texas Instruments, Inc., 0.450%, 08/03/15	485,850	0.3
179,000		Xerox Corp., 2.950%, 03/15/17	180,587	0.1
300,000		Xerox Corp., 4.250%, 02/15/15	313,501	0.2
			6,384,153	3.6
		Materials: 1.9%
500,000		Cemex Finance, LLC, 9.500%, 12/14/16	531,250	0.3
489,000		Eastman Chemical Co., 2.400%, 06/01/17	490,159	0.3
588,000		Ecolab, Inc., 1.000%, 08/09/15	587,593	0.3
401,000		Freeport-McMoRan Copper & Gold, Inc., 1.400%, 02/13/15	399,263	0.2
277,000	#	Glencore Funding LLC, 1.700%, 05/27/16	268,758	0.1
325,000		Rio Tinto Finance USA Ltd., 1.875%, 11/02/15	329,850	0.2
301,000		Rio Tinto Finance USA PLC, 1.375%, 06/17/16	299,357	0.2
96,000	#	Xstrata Canada Financial Corp., 2.850%, 11/10/14	97,754	0.1

ING SHORT TERM BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
330,000	#	Xstrata Finance Canada Ltd., 2.050%, 10/23/15	$330,244	0.2
			3,334,228	1.9
		Telecommunication Services: 3.1%
525,000		AT&T, Inc., 0.800%, 12/01/15	522,836	0.3
337,000		AT&T, Inc., 1.400%, 12/01/17	327,861	0.2
250,000		AT&T, Inc., 5.625%, 06/15/16	279,843	0.1
750,000		Cisco Systems, Inc., 5.500%, 02/22/16	838,012	0.5
600,000		Juniper Networks, Inc., 3.100%, 03/15/16	621,830	0.3
500,000		Sprint Nextel Corp., 6.000%, 12/01/16	528,750	0.3
300,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	310,100	0.2
1,500,000		Verizon Communications, Inc., 3.000%, 04/01/16	1,568,735	0.9
395,000		Vodafone, 2.875%, 03/16/16	409,598	0.2
243,000		Vodafone Group PLC, 0.900%, 02/19/16	239,104	0.1
			5,646,669	3.1
		Utilities: 2.5%
500,000	#	Calpine Corp., 7.250%, 10/15/17	523,750	0.3
600,000		Dominion Resources, Inc./VA, 1.400%, 09/15/17	588,035	0.3
200,000		Dominion Resources, Inc., 2.250%, 09/01/15	205,013	0.1
100,000		Entergy Louisiana, LLC, 1.875%, 12/15/14	101,353	0.1
581,000		NextEra Energy Capital Holdings, Inc., 1.200%, 06/01/15	584,147	0.3
690,000		Georgia Power Co., 0.625%, 11/15/15	684,390	0.4
362,000		Georgia Power Co., 0.750%, 08/10/15	361,448	0.2
400,000		Georgia Power Co., 3.000%, 04/15/16	418,809	0.2
323,000		Progress Energy, Inc., 5.625%, 01/15/16	357,234	0.2
252,000		PSEG Power, LLC, 2.750%, 09/15/16	260,007	0.2
400,000		Xcel Energy, Inc., 0.750%, 05/09/16	394,144	0.2
			4,478,330	2.5
		Total Corporate Bonds/Notes (Cost $114,677,719)	113,437,788	63.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.4%
274,056	#	BAMLL-DB Trust, 2.343%, 04/13/29	276,687	0.2
617,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.621%, 07/10/43	631,951	0.3
320,000		Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18, 5.957%, 06/11/50	332,154	0.2
225,564		CD 2007-CD4 Commercial Mortgage Trust, 5.205%, 12/11/49	227,296	0.1
540,000	#	Commercial Mortgage Pass Through Certificates, 1.243%, 06/08/30	536,857	0.3
241,089		Commercial Mortgage Pass-Through Certificates Series 2006-C5, 5.308%, 12/15/39	241,833	0.1
131,314		Commercial Mortgage Trust 2005-GG3, 4.619%, 08/10/42	133,294	0.1
45,000	#	CSMC Series 2009-RR3, 5.342%, 12/15/43	49,584	0.0
100,000	#	Del Coronado Trust, 4.000%, 03/15/26	99,876	0.1
256,116		GE Capital Commercial Mortgage Corp., 5.471%, 11/10/45	255,753	0.1
337,163		Greenwich Capital Commercial Funding Corp., 5.381%, 03/10/39	347,437	0.2
23,792		GS Mortgage Securities Corp. II, 5.479%, 11/10/39	23,973	0.0
148,066		GS Mortgage Securities Corp. II, 5.506%, 04/10/38	151,096	0.1
150,000	#	GS Mortgage Securities Corp. Trust 2013-NYC5, 2.318%, 01/10/30	149,633	0.1
170,000	#	GS MTG, 1.045%, 11/08/29	169,361	0.1
200,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 0.893%, 04/15/28	199,549	0.1
181,422	#	JP Morgan Chase Commercial Mortgage Securities Corp., 4.158%, 01/12/39	183,926	0.1
130,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.878%, 01/15/42	135,533	0.1
305,608		JP Morgan Chase Commercial Mortgage Securities Corp., 5.298%, 05/15/47	309,390	0.2
120,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.790%, 02/15/51	123,414	0.1
86,618		JP Morgan Chase Commercial Mortgage Securities Corp., 5.988%, 06/15/49	88,853	0.0
10,922		JP Morgan Chase Commerical Mortgage Securities Corp., 5.247%, 01/12/43	10,936	0.0

ING SHORT TERM BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
165,000		JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-CIBC13, 5.472%, 01/12/43	$168,522	0.1
120,000		LB-UBS Commercial Mortgage Trust, 5.150%, 04/15/30	127,224	0.1
299,878		LB-UBS Commercial Mortgage Trust, 5.300%, 11/15/38	314,299	0.2
764,000		LB-UBS Commercial Mortgage Trust, 5.347%, 11/15/38	848,093	0.5
231,800		ML-CFC Commercial Mortgage Trust 2007-9, 5.644%, 09/12/49	239,766	0.1
140,000		Morgan Stanley Bank of America Merrill Lynch Trust, 3.134%, 12/15/48	133,399	0.1
480,799		Morgan Stanley Capital I Trust 2005-HQ6, 4.973%, 08/13/42	492,416	0.3
270,000		Morgan Stanley Capital I Trust 2006-TOP21, 5.185%, 10/12/52	273,248	0.1
39,000		Morgan Stanley Capital I Trust 2007-TOP25, 5.514%, 11/12/49	43,591	0.0
296,000		Morgan Stanley Capital I Trust 2007-TOP27, 5.816%, 06/11/42	336,374	0.2
346,000		Morgan Stanley Capital I, 4.989%, 08/13/42	367,887	0.2
187,312		Morgan Stanley Capital I, 5.355%, 11/14/42	187,297	0.1
387,016		Morgan Stanley Capital I, 5.649%, 12/15/44	397,889	0.2
301,843		Morgan Stanley Capital I, 5.763%, 04/12/49	303,052	0.2
99,779	#	Motel 6 Trust, 1.500%, 10/05/25	98,422	0.1
273,000	#	Motel 6 Trust, 1.948%, 10/05/25	269,441	0.1
136,451	#	NorthStar 2012-1 Mortgage Trust, 1.393%, 08/25/29	136,179	0.1
28,579		Wachovia Bank Commercial Mortgage Trust, 5.230%, 07/15/41	28,543	0.0
121,018		Wachovia Bank Commercial Mortgage Trust, 5.246%, 12/15/43	124,294	0.1
		Total Collateralized Mortgage Obligations (Cost $9,666,682)	9,568,322	5.4

U.S. TREASURY OBLIGATIONS: 1.1%
		U.S. Treasury Notes: 1.1%
102,000		0.250%, due 05/31/15	101,815	0.0
545,000		0.375%, due 06/30/15	545,149	0.3
640,000		0.500%, due 06/15/16	637,225	0.4
658,000		1.375%, due 06/30/18	657,409	0.4
		Total U.S. Treasury Obligations (Cost $1,939,091)	1,941,598	1.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.7%
		Federal Home Loan Mortgage Corporation: 5.3%##
1,096,736		3.500%, due 04/01/43	1,113,328	0.6
1,611,765		4.500%, due 09/01/41	1,710,131	1.0
1,799,065		5.000%, due 07/15/39	1,924,880	1.1
267,515		5.500%, due 01/01/37	292,939	0.2
2,039,091		5.500%, due 07/01/38	2,213,206	1.2
724,507		5.500%, due 07/01/38	799,812	0.5
505,310		5.500%, due 08/01/38	558,881	0.3
66,467		5.500%, due 10/01/38	72,504	0.0
56,510		5.500%, due 10/01/38	61,592	0.0
692,975		5.500%, due 02/01/39	757,132	0.4
			9,504,405	5.3
		Federal National Mortgage Association: 6.1%##
734,069		3.000%, due 12/25/39	747,820	0.4
911,634		3.000%, due 04/25/40	940,952	0.5
823,606		3.000%, due 05/25/40	838,572	0.5
295,000	W	3.500%, due 03/25/41	297,858	0.2
844,724		4.000%, due 10/25/50	882,224	0.5
619,000	W	4.500%, due 08/01/39	654,012	0.4
814,016		4.500%, due 10/25/40	847,759	0.5
1,330,446		5.000%, due 01/01/23	1,428,735	0.8
644,909		5.000%, due 07/01/34	697,772	0.4
2,186,906		5.500%, due 08/01/36	2,411,329	1.3
971,876		6.000%, due 01/01/38	1,080,405	0.6
			10,827,438	6.1
		Government National Mortgage Association: 3.3%
1,924,671		4.000%, due 02/20/43	2,025,031	1.1
3,500,000		5.500%, due 06/15/43	3,859,925	2.2
			5,884,956	3.3
		Total U.S. Government Agency Obligations (Cost $26,416,832)	26,216,799	14.7

ASSET-BACKED SECURITIES: 12.3%
		Automobile Asset-Backed Securities: 2.4%
711,000		Ally Auto Receivables Trust 2013-SN1, 0.720%, 05/20/16	710,988	0.4
389,000		Capital Auto Receivables Asset Trust 2013-1, 0.790%, 06/20/17	387,397	0.2
326,000		CarMax Auto Owner Trust, 0.890%, 08/17/18	319,753	0.2
226,000		Harley-Davidson Motorcycle Trust 2012-1, 0.910%, 02/15/18	225,808	0.1
481,000	#	Hyundai Auto Lease Securitization Trust, 0.660%, 06/15/16	479,336	0.3
768,000		Hyundai Auto Receivables Trust, 0.750%, 09/17/18	759,591	0.4
202,000		Nissan Auto Lease 2013-A, 0.740%, 10/15/18	200,565	0.1
700,000		SMART Trust, 1.050%, 10/14/18	698,703	0.4
98,000		Toyota Auto Receivables Owner Trust, 0.750%, 02/16/16	98,161	0.0

ING SHORT TERM BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
527,000		World Omni Auto Receivables Trust 2013-A, 0.870%, 07/15/19	$518,033	0.3
			4,398,335	2.4
		Credit Card Asset-Backed Securities: 2.1%
848,000		BA Credit Card Trust, 4.943%, 03/15/16	858,714	0.5
761,000		Capital One Multi-Asset Execution Trust, 5.050%, 12/17/18	840,989	0.5
786,000		Citibank Credit Card Issuance Trust, 5.350%, 02/07/20	906,799	0.5
582,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	676,702	0.4
418,000		Dryrock Issuance Trust, 0.640%, 08/15/18	414,605	0.2
			3,697,809	2.1
		Other Asset-Backed Securities: 7.8%
366,184	#	Aimco CDO, 0.526%, 10/20/19	359,024	0.2
500,000	#	AMMC CLO III Ltd., 1.526%, 07/25/16	499,794	0.3
500,000	#	Apidos CDO II, 1.076%, 12/21/18	473,767	0.3
275,000	#	Ares Enhanced Loan Investment Strategy IR Ltd., 6.276%, 10/16/20	275,681	0.2
421,581	#	ARES X CLO Ltd., 2.273%, 09/18/17	421,189	0.2
325,000	#	Ares XII CLO Ltd., 2.273%, 11/25/20	313,727	0.2
250,000	#	Atrium III, 2.273%, 10/27/16	242,683	0.1
250,000	#	Atrium III, 6.373%, 10/27/16	238,269	0.1
500,000	#	Atrium IV, 1.024%, 06/08/19	482,127	0.3
368,643	#	Black Diamond CLO Ltd., 0.542%, 06/20/17	366,800	0.2
279,653	#	Castle Garden Funding, 0.535%, 10/27/20	276,668	0.2
250,000	#	Castle Garden Funding, 1.025%, 10/27/20	245,769	0.1
300,000	#	Castle Garden Funding, 5.025%, 10/27/20	300,261	0.2
375,000	#	CIFC Funding 2006-I Ltd., 0.676%, 10/20/20	356,402	0.2
500,000	#	Clydesdale CLO 2005 Ltd, 0.727%, 12/06/17	489,375	0.3
589,000		CNH Equipment Trust, 0.650%, 04/16/18	586,348	0.3
381,294	#	Emporia Preferred Funding II Corp., 0.557%, 10/18/18	378,841	0.2
575,000	#	Emporia Preferred Funding, 0.777%, 10/18/18	545,210	0.3
375,000	#	Gulf Stream — Compass CLO 2005-I Ltd, 2.175%, 05/15/17	364,955	0.2
500,000	#	Gulf Stream — Compass CLO 2005-II Ltd, 1.075%, 01/24/20	489,140	0.3
250,000	#	Gulf Stream — Compass CLO 2007-I Ltd., 2.276%, 10/28/19	240,453	0.1
300,000	#	Gulf Stream — Sextant CLO 2006-1 Ltd., 0.974%, 08/21/20	280,545	0.2
225,000	#	Gulf Stream — Sextant CLO 2006-1 Ltd., 1.874%, 08/21/20	214,231	0.1
500,000	#	Gulf Stream — Sextant CLO Ltd., 0.614%, 08/21/20	491,071	0.3
433,212	#	Gulf Stream Compass CLO Ltd., 0.695%, 05/15/17	432,317	0.3
250,000	#	Halcyon Structured Asset Management CLO I Ltd., 1.974%, 05/21/18	246,249	0.1
400,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd., 0.723%, 08/07/21	385,954	0.2
250,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd., 2.573%, 08/07/21	240,286	0.1
550,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured CLO 2006-1 Ltd., 0.997%, 10/12/18	536,551	0.3
472,062	#	Katonah VI Ltd., 2.472%, 09/20/16	472,478	0.3
500,000	#	Landmark VI CDO Ltd, 0.777%, 01/14/18	482,975	0.3
244,543	#	Lightpoint CLO Ltd., 0.533%, 09/15/17	240,262	0.1
250,000	#	Madison Park Funding I Ltd., 2.175%, 05/10/19	249,952	0.1
250,000		Madison Park Funding I Ltd., 5.025%, 05/10/19	250,137	0.2
300,000	#	Marathon CLO I Ltd, 2.176%, 07/26/19	299,957	0.2
250,000	#	Stanfield Veyron CLO Ltd., 1.877%, 07/15/18	232,463	0.1
225,000	#	WhiteHorse III Ltd./Corp, 1.024%, 05/01/18	216,194	0.1
46,762	#	Whitney CLO Ltd., 0.725%, 03/01/17	46,738	0.0
600,000	#	Wind River CLO I Ltd., 5.701%, 12/19/16	601,740	0.3
			13,866,583	7.8
		Total Asset-Backed Securities (Cost $22,045,517)	21,962,727	12.3
		Total Long-Term Investments (Cost $174,745,841)	173,127,234	97.1

ING SHORT TERM BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.7%
	Securities Lending Collateralcc(1): 0.4%
704,255	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $704,264, collateralized by various U.S. Government Agency Obligations, 2.000%-9.500%, Market Value plus accrued interest $718,340, due 04/01/14-01/01/52) (Cost $704,255)	$704,255	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
2,309,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $2,309,000)	2,309,000	1.3
	Total Short-Term Investments (Cost $3,013,255)	3,013,255	1.7
	Total Investments in Securities (Cost $177,759,096)	$176,140,489	98.8
	Assets in Excess of Other Liabilities	2,126,383	1.2
	Net Assets	$178,266,872	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

cc	Securities purchased with cash collateral for securities loaned.

W	Settlement is on a when-issued or delayed-delivery basis.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $177,761,143.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$183,833
Gross Unrealized Depreciation	(1,804,487)
Net Unrealized Depreciation	$(1,620,654)

ING SHORT TERM BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$113,437,788	$—	$113,437,788
Collateralized Mortgage Obligations	—	9,031,465	536,857	9,568,322
Short-Term Investments	2,309,000	704,255	—	3,013,255
U.S. Treasury Obligations	—	1,941,598	—	1,941,598
Asset-Backed Securities	—	21,962,727	—	21,962,727
U.S. Government Agency Obligations	—	26,216,799	—	26,216,799
Total Investments, at fair value	$2,309,000	$173,294,632	$536,857	$176,140,489
Other Financial Instruments+
Futures	880,064	—	—	880,064
Total Assets	$3,189,064	$173,294,632	$536,857	$177,020,553
Liabilities Table
Other Financial Instruments+
Futures	$(160,586)	$—	$—	$(160,586)
Total Liabilities	$(160,586)	$—	$—	$(160,586)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

ING Short Term Bond Fund Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	234	09/30/13	$51,480,000	$(43,077)
U.S. Treasury Long Bond	28	09/19/13	3,803,625	(117,509)
			$55,283,625	$(160,586)
Short Contracts
U.S. Treasury 10-Year Note	(284)	09/19/13	(35,943,750)	829,436
U.S. Treasury 5-Year Note	(36)	09/30/13	(4,357,688)	50,628
			$(40,301,438)	$880,064

ING SHORT TERM BOND FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$880,064
Total Asset Derivatives		$880,064

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$160,586
Total Liability Derivatives		$160,586

ING STRATEGIC INCOME FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

INVESTMENT COMPANIES: 81.2%
	Affiliated Investment Companies: 81.2%
26,485	ING Emerging Markets Corporate Debt Fund — Class P	$257,963	5.2
25,355	ING Emerging Markets Hard Currency Sovereign Debt Fund — Class P	237,829	4.8
77,765	ING Emerging Markets Local Currency Debt Fund — Class P	713,884	14.4
150,189	ING Floating Rate Fund — Class I	1,527,419	30.8
159,690	ING High Yield Bond Fund — Class I	1,293,491	26.0
	Total Investment Companies (Cost $4,150,496)	4,030,586	81.2

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.4%
12,184		Banc of America Alternative Loan Trust 2007-2, 6.000%, 06/25/37	9,304	0.2
10,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.517%, 07/10/43	10,300	0.2
10,000		Credit Suisse First Boston Mortgage Securities Corp., 5.736%, 05/15/36	11,044	0.2
10,000	#	First Union National Bank Com Mort Pas Thr Cert Ser 2001 C4, 6.000%, 12/12/33	10,060	0.2
10,000		GS Mort Sec Corp. II Commercial Mort Ps Thr Cert Ser 2004-GG2, 5.830%, 08/10/38	9,822	0.2
1,000,000	#,ˆ	JP Morgan Chase Commercial Mortgage Securities Corp., 0.447%, 12/15/47	28,494	0.6
15,688		JP Morgan Mortgage Trust 2006-S4, 6.000%, 01/25/37	13,189	0.3
10,000		LB Commercial Conduit Mortgage Trust, 6.081%, 07/15/44	11,088	0.2
10,000		LB-UBS Commercial Mortgage Trust 2000-C4, 8.150%, 07/15/32	10,540	0.2
10,000		LB-UBS Commercial Mortgage Trust 2005-C3, 4.954%, 07/15/40	9,921	0.2
10,000		LB-UBS Commercial Mortgage Trust 2004-C6, 5.206%, 08/15/36	9,952	0.2
99,548	ˆ	Morgan Stanley Bank of America Merrill Lynch Trust, 1.662%, 12/15/48	7,665	0.2
10,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	9,998	0.2
17,318		Prime Mortgage Trust 2007-1, 5.500%, 03/25/37	15,083	0.3
		Total Collateralized Mortgage Obligations (Cost $167,888)	166,460	3.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 18.0%
		Federal Home Loan Mortgage Corporation: 2.5%##
125,000	W	3.500%, due 01/15/42	126,289	2.5
		Federal National Mortgage Association: 14.8%##
342,000	W	3.000%, due 05/25/42	332,381	6.7
228,000	W	3.500%, due 03/25/27	233,949	4.7
145,000	W	3.500%, due 03/25/41	146,405	3.0
21,000	W	4.500%, due 08/01/39	22,188	0.4
			734,923	14.8
		Government National Mortgage Association: 0.7%
186,965	ˆ	3.500%, due 10/20/41	32,215	0.7
		Total U.S. Government Agency Obligations (Cost $881,495)	893,427	18.0

U.S. TREASURY OBLIGATIONS: 9.6%
		U.S. Treasury Bonds: 2.3%
68,000		1.750%, due 05/15/23	63,649	1.3
53,000		3.125%, due 02/15/43	49,547	1.0
			113,196	2.3
		U.S. Treasury Notes: 7.3%
14,000		0.250%, due 05/31/15	13,975	0.3
72,000		0.375%, due 06/30/15	72,020	1.4
166,000		0.500%, due 06/15/16	165,280	3.3
112,000		1.375%, due 06/30/18	111,899	2.3
			363,174	7.3
		Total U.S. Treasury Obligations (Cost $479,684)	476,370	9.6
		Total Long-Term Investments (Cost $5,679,563)	5,566,843	112.2

SHORT-TERM INVESTMENTS: 5.0%
		U.S. Treasury Bills: 1.2%
60,000	Z	United States Treasury Bill, 0.060%, 12/12/13 (Cost $59,981)	59,983	1.2

ING STRATEGIC INCOME FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.8%
187,013	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $187,013)	187,013	3.8
	Total Short-Term Investments (Cost $246,994)	246,996	5.0
	Total Investments in Securities (Cost $5,926,557)	$5,813,839	117.2
	Liabilities in Excess of Other Assets	(851,360)	(17.2)
	Net Assets	$4,962,479	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

W	Settlement is on a when-issued or delayed-delivery basis.

ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is $5,928,952.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$20,360
Gross Unrealized Depreciation	(135,473)
Net Unrealized Depreciation	$(115,113)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$166,460	$—	$166,460
Short-Term Investments	187,013	59,983	—	246,996
U.S. Treasury Obligations	—	476,370	—	476,370
Investment Companies	4,030,586	—	—	4,030,586
U.S. Government Agency Obligations	—	893,427	—	893,427
Total Investments, at fair value	$4,217,599	$1,596,240	$—	$5,813,839
Other Financial Instruments+
Futures	17,726	—	—	17,726
Total Assets	$4,235,325	$1,596,240	$—	$5,831,565
Liabilities Table
Other Financial Instruments+
Futures	$(24,311)	$—	$—	$(24,311)
Total Liabilities	$(24,311)	$—	$—	$(24,311)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

ING STRATEGIC INCOME FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 3/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/13	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
ING Emerging Markets Corporate Debt Fund — Class I	$644,257	$5,368	$(367,281)	$(24,381)	$257,963	$5,368	$7,718	$—
ING Emerging Markets Hard Currency Debt Fund — Class I	252,438	3,644	$—	(18,253)	237,829	3,644	—	—
ING Emerging Markets Local Currency Debt Fund — Class I	903,545	8,484	$(120,205)	(77,940)	713,884	8,484	4,794	—
ING Floating Rate Fund — Class I	1,026,584	517,888	$—	(17,053)	1,527,419	17,484	—	—
ING High Yield Bond Fund — Class I	1,311,371	18,781	$—	(36,661)	1,293,491	18,357	—	—
	$4,138,195	$554,164	$(487,487)	$(174,286)	$4,030,586	$53,337	$12,512	$—

ING Strategic Income Fund Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	3	09/30/13	$660,000	$(571)
U.S. Treasury 5-Year Note	6	09/30/13	726,282	(9,224)
U.S. Treasury Long Bond	3	09/19/13	407,531	(14,516)
			$1,793,813	$(24,311)
Short Contracts
U.S. Treasury 10-Year Note	(6)	09/19/13	(759,375)	17,726
			$(759,375)	$17,726

ING STRATEGIC INCOME FUND	PORTFOLIO OF INVESTMENTS
as of June 30, 2013 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$17,726
Total Asset Derivatives		$17,726

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$24,311
Total Liability Derivatives		$24,311

Item 2. Controls and Procedures.

(a)        Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)        There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Funds Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 22, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 22, 2013